UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of May

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

Columbia Adaptive Risk Allocation Fund

Class A | CRAAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$108	0.98%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Columbia Adaptive Risk Allocation Fund | Class A | ASR214-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Adaptive Risk Allocation Fund Class A (including sales charges) ($18,702)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$9,426	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$9,708	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$9,878	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$9,925	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$9,953	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$9,746	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$9,652	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$9,805	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$9,873	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,161	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,199	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,305	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$10,401	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$10,362	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$10,459	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$10,555	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$10,564	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$10,804	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$10,948	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,085	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,250	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$10,962	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,003	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,044	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,137	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,106	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,219	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,250	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,209	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$10,848	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$10,962	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$10,566	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,134	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$11,254	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$11,516	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$11,734	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$11,396	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$11,854	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$11,963	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$11,996	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,018	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,138	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$12,204	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$12,528	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$12,399	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$11,966	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$11,626	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$11,884	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,012	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$12,130	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$12,528	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$13,114	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$12,716	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$12,563	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$13,337	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$13,676	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$13,569	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$13,546	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$13,676	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$14,125	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$14,315	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$14,540	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$14,823	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$14,977	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$14,445	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$14,776	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$14,788	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$15,135	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$14,850	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$14,566	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$14,381	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$13,897	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$13,797	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$13,341	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$13,897	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$13,384	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$12,672	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$12,786	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$13,199	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$12,845	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$13,259	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$12,814	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$13,213	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$13,275	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$12,998	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$13,321	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$13,520	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$13,275	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$12,784	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$12,461	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$13,321	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$13,947	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$13,901	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$14,086	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$14,471	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$13,963	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$14,332	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$14,578	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$14,825	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$15,086	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$15,410	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$15,009	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$15,502	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$15,007	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$15,290	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$15,464	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$15,133	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$15,101	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$15,416	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$15,936	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$16,031	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$16,393	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$16,755	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$17,086	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$17,164	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$17,118	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$17,635	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$18,104	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$17,522	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$18,363	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$18,702	$33,367	$10,763	$21,637	$23,889	$12,646
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	21.31	5.49	7.09
Class A (including sales charges)	14.31	4.25	6.46
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Columbia Adaptive Risk Allocation Fund | Class A | ASR214-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Class A | ASR214-01_(07/26) |

Columbia Adaptive Risk Allocation Fund

Class C | CRACX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$191	1.73%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Columbia Adaptive Risk Allocation Fund | Class C | ASR214-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Adaptive Risk Allocation Fund Class C (including sales charges) ($18,391)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,287	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,472	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,513	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,533	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,308	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,195	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,356	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,419	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,720	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,751	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,865	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$10,959	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$10,907	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,000	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,094	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,094	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,343	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,489	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,627	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,783	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,481	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,515	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,548	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,638	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,604	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,716	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,738	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,682	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,303	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,403	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$10,984	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,572	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$11,690	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$11,960	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,184	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$11,819	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,290	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,395	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,419	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,431	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,548	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$12,619	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$12,931	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$12,793	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,340	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$11,988	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,240	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,378	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$12,478	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$12,881	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$13,471	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,057	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$12,893	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$13,672	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,016	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$13,903	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$13,865	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$13,991	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$14,446	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$14,623	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$14,850	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,129	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$15,268	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$14,724	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,053	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,053	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$15,397	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,108	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$14,803	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$14,605	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,087	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$13,981	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$13,524	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,087	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$13,554	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$12,823	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$12,915	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$13,341	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$12,959	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$13,384	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$12,927	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$13,319	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$13,368	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$13,090	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$13,401	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$13,580	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$13,335	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$12,829	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$12,502	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$13,352	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$13,973	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$13,924	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$14,103	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$14,479	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$13,956	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$14,316	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$14,561	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$14,790	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$15,035	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$15,345	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$14,953	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$15,427	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$14,916	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$15,198	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$15,364	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$15,032	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$14,982	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$15,281	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$15,796	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$15,879	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$16,211	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$16,577	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$16,876	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$16,959	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$16,900	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$17,408	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$17,849	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$17,273	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$18,086	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$18,391	$33,367	$10,763	$21,637	$23,889	$12,646
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	20.35	4.69	6.28
Class C (including sales charges)	19.35	4.69	6.28
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Columbia Adaptive Risk Allocation Fund | Class C | ASR214-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Class C | ASR214-04_(07/26) |

Columbia Adaptive Risk Allocation Fund

Institutional Class | CRAZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$81	0.73%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Columbia Adaptive Risk Allocation Fund | Institutional Class | ASR214-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Adaptive Risk Allocation Fund Institutional Class ($20,322)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,298	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,486	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,536	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,565	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,347	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,248	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,415	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,497	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,791	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,841	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,963	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,064	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$11,024	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,125	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,237	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,237	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,501	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,653	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,802	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,977	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,683	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,726	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,770	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,868	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,846	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,966	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,998	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,966	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,574	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,694	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,272	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,884	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$12,011	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,300	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,531	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,185	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,670	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,785	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,820	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,855	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,982	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$13,062	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,403	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,279	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,807	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,447	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,720	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,869	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$13,006	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,428	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$14,062	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,627	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,465	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,310	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,668	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,566	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,541	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,680	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$15,175	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,366	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,619	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,924	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$16,089	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,518	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,886	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,898	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,287	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,981	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,675	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,476	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,955	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,848	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,374	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,971	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,420	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,654	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,777	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,221	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,846	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,309	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,813	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,260	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,326	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$14,028	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,392	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,591	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,343	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,813	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,466	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,392	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$15,070	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$15,020	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$15,236	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,652	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$15,103	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,519	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,769	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$16,051	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,334	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,683	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$16,251	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,783	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$16,255	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,579	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,766	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,408	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,374	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,715	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$17,295	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,398	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,790	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$18,182	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,540	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,643	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,585	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$19,164	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,673	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$19,041	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$19,953	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$20,322	$33,367	$10,763	$21,637	$23,889	$12,646
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	21.58	5.75	7.35
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Columbia Adaptive Risk Allocation Fund | Institutional Class | ASR214-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Institutional Class | ASR214-08_(07/26) |

Columbia Adaptive Risk Allocation Fund

Institutional 2 Class | CRDRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$82	0.74%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Columbia Adaptive Risk Allocation Fund | Institutional 2 Class | ASR214-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Adaptive Risk Allocation Fund Institutional 2 Class ($20,323)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,307	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,485	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,535	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,574	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,356	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,248	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,421	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,492	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,795	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,846	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,967	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,069	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$11,028	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,130	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,241	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,241	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,504	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,666	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,805	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,978	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,685	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,729	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,772	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,870	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,848	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,968	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$12,000	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,968	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,577	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,696	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,273	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,884	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$12,011	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,299	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,541	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,184	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,668	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,784	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,830	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,853	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,979	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$13,060	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,410	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,274	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,803	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,456	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,728	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,877	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$13,001	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,422	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$14,054	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,633	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,472	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,302	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,665	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,563	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,538	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,690	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$15,171	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,373	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,613	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,930	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$16,094	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,525	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,892	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,904	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,275	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,970	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,665	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,482	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,948	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,857	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,369	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,979	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,414	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,652	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,774	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,231	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,843	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,304	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,810	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,255	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,321	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$14,024	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,387	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,601	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,337	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,810	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,464	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,387	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$15,077	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$15,027	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$15,226	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,657	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$15,094	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,508	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,773	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$16,055	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,336	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,684	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$16,253	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,784	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$16,257	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,579	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,766	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,410	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,376	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,715	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$17,293	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,395	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,785	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$18,193	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,550	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,652	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,593	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$19,169	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,659	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$19,047	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$19,956	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$20,323	$33,367	$10,763	$21,637	$23,889	$12,646
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	21.58	5.74	7.35
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Columbia Adaptive Risk Allocation Fund | Institutional 2 Class | ASR214-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Institutional 2 Class | ASR214-15_(07/26) |

Columbia Adaptive Risk Allocation Fund

Institutional 3 Class | CARYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$77	0.69%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Columbia Adaptive Risk Allocation Fund | Institutional 3 Class | ASR214-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Adaptive Risk Allocation Fund Institutional 3 Class ($20,443)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,307	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,495	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,544	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,574	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,356	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,257	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,427	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,508	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,812	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,862	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,974	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,085	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$11,045	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,146	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,257	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,257	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,531	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,682	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,829	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$12,002	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,709	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,752	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,796	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,894	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,872	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,991	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$12,035	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,991	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,611	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,720	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,300	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,911	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$12,050	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,338	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,569	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,211	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,707	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,822	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,857	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,891	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$13,018	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$13,099	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,444	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,320	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,849	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,489	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,762	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,911	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$13,047	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,469	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$14,102	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,680	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,519	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,350	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,722	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,620	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,595	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,734	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$15,229	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,432	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,674	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,978	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$16,156	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,585	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,953	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,965	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,347	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$16,041	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,735	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,536	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$15,015	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,908	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,434	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$15,030	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,479	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,699	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,837	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,280	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,911	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,357	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,877	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,324	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,390	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$14,093	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,440	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,655	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,407	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,861	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,530	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,456	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$15,139	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$15,089	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$15,305	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,721	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$15,172	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,588	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,854	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$16,121	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,403	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,769	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$16,337	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,869	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$16,331	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,656	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,843	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,502	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,451	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,792	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$17,390	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,475	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,884	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$18,294	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,652	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,755	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,686	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$19,266	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,775	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$19,143	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$20,074	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$20,443	$33,367	$10,763	$21,637	$23,889	$12,646
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	21.74	5.78	7.41
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Columbia Adaptive Risk Allocation Fund | Institutional 3 Class | ASR214-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Institutional 3 Class | ASR214-17_(07/26) |

Columbia Adaptive Risk Allocation Fund

Class S | CRADX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$81	0.73%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Adaptive market state classification | The largest contributor to relative performance came from the adaptive market state classification design feature associated with the investment strategy, where a market state is determined between either capital preservation, neutral, bullish, or highly bullish states. This is estimated to have delivered over 300 basis points (bps) of excess return for the strategy, versus a static neutral policy risk allocation. (A basis point is 1/100 of a percent.)

Allocation | Overweight allocations directed at U.S. large-cap equities, emerging-market equities and commodities also proved valuable during the period. The S&P 500 Index, serving as a broad proxy for U.S. equities, returned 29.78% over the 12-month period that ended May 31, 2026. The MSCI Emerging Markets Index returned 54.31% and the Bloomberg Commodity Index returned 40.47% over the 12-month period.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Fixed income | Weak performance from interest-rate-related fixed income (global government bonds) served as a relative detractor from performance during the period.

Foreign developed market equities | An underweight allocation directed at foreign developed market equities detracted from relative performance as foreign developed markets posted strong returns, albeit not as strong as U.S. or emerging markets. During the 12-month period, the MSCI EAFE Index, a broad proxy for foreign developed market equities, returned 22.80%.

Columbia Adaptive Risk Allocation Fund | Class S | ASR214-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Adaptive Risk Allocation Fund Class S ($19,907)	MSCI ACWI Index (Net) ($33,367)	Bloomberg Global Aggregate Index ($10,763)	Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index ($21,637)	Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index ($23,889)	FTSE Three-Month U.S. Treasury Bill Index ($12,646)
05/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
06/16	$10,300	$9,939	$10,292	$10,080	$10,029	$10,002
07/16	$10,480	$10,368	$10,370	$10,372	$10,308	$10,004
08/16	$10,529	$10,403	$10,319	$10,372	$10,347	$10,007
09/16	$10,559	$10,466	$10,376	$10,433	$10,369	$10,009
10/16	$10,340	$10,289	$10,088	$10,211	$10,295	$10,012
11/16	$10,240	$10,367	$9,687	$10,095	$10,340	$10,014
12/16	$10,403	$10,591	$9,643	$10,208	$10,509	$10,017
01/17	$10,474	$10,880	$9,751	$10,421	$10,605	$10,021
02/17	$10,780	$11,186	$9,798	$10,616	$10,840	$10,025
03/17	$10,821	$11,323	$9,813	$10,701	$10,914	$10,029
04/17	$10,933	$11,499	$9,923	$10,849	$11,029	$10,034
05/17	$11,035	$11,753	$10,077	$11,060	$11,167	$10,041
06/17	$10,994	$11,806	$10,068	$11,086	$11,166	$10,048
07/17	$11,096	$12,136	$10,237	$11,347	$11,314	$10,056
08/17	$11,198	$12,183	$10,339	$11,418	$11,385	$10,065
09/17	$11,208	$12,418	$10,245	$11,509	$11,503	$10,073
10/17	$11,463	$12,676	$10,207	$11,635	$11,707	$10,082
11/17	$11,615	$12,921	$10,320	$11,822	$11,817	$10,091
12/17	$11,761	$13,130	$10,356	$11,953	$11,930	$10,101
01/18	$11,936	$13,870	$10,479	$12,414	$12,210	$10,113
02/18	$11,630	$13,288	$10,386	$12,057	$11,934	$10,123
03/18	$11,673	$13,004	$10,497	$11,954	$11,817	$10,137
04/18	$11,717	$13,128	$10,329	$11,946	$11,918	$10,150
05/18	$11,815	$13,144	$10,250	$11,918	$11,989	$10,165
06/18	$11,783	$13,073	$10,205	$11,858	$11,988	$10,181
07/18	$11,903	$13,467	$10,188	$12,065	$12,212	$10,197
08/18	$11,936	$13,573	$10,198	$12,127	$12,295	$10,215
09/18	$11,892	$13,632	$10,110	$12,117	$12,324	$10,232
10/18	$11,509	$12,610	$9,998	$11,518	$11,803	$10,250
11/18	$11,630	$12,795	$10,029	$11,633	$11,935	$10,269
12/18	$11,210	$11,894	$10,232	$11,236	$11,487	$10,290
01/19	$11,812	$12,833	$10,387	$11,837	$12,054	$10,311
02/19	$11,940	$13,176	$10,328	$11,999	$12,278	$10,330
03/19	$12,218	$13,342	$10,457	$12,150	$12,483	$10,351
04/19	$12,449	$13,792	$10,426	$12,382	$12,758	$10,372
05/19	$12,090	$12,974	$10,567	$12,008	$12,387	$10,394
06/19	$12,577	$13,824	$10,801	$12,586	$12,905	$10,415
07/19	$12,692	$13,864	$10,771	$12,594	$13,020	$10,435
08/19	$12,727	$13,535	$10,990	$12,518	$12,964	$10,455
09/19	$12,750	$13,820	$10,879	$12,625	$13,122	$10,473
10/19	$12,878	$14,198	$10,951	$12,866	$13,287	$10,491
11/19	$12,947	$14,545	$10,868	$13,015	$13,504	$10,506
12/19	$13,292	$15,057	$10,931	$13,320	$13,732	$10,521
01/20	$13,155	$14,891	$11,071	$13,300	$13,770	$10,536
02/20	$12,695	$13,688	$11,145	$12,691	$13,202	$10,549
03/20	$12,334	$11,840	$10,896	$11,550	$12,091	$10,562
04/20	$12,608	$13,108	$11,110	$12,383	$12,924	$10,571
05/20	$12,744	$13,679	$11,158	$12,728	$13,270	$10,575
06/20	$12,869	$14,116	$11,257	$13,017	$13,532	$10,576
07/20	$13,292	$14,862	$11,616	$13,596	$13,924	$10,578
08/20	$13,913	$15,772	$11,599	$14,087	$14,367	$10,579
09/20	$13,490	$15,263	$11,557	$13,794	$14,154	$10,580
10/20	$13,329	$14,892	$11,568	$13,598	$13,951	$10,581
11/20	$14,149	$16,728	$11,778	$14,703	$14,962	$10,582
12/20	$14,509	$17,505	$11,937	$15,191	$15,344	$10,582
01/21	$14,396	$17,425	$11,832	$15,096	$15,288	$10,583
02/21	$14,371	$17,829	$11,628	$15,202	$15,413	$10,584
03/21	$14,509	$18,305	$11,404	$15,329	$15,705	$10,584
04/21	$14,986	$19,105	$11,548	$15,809	$16,086	$10,585
05/21	$15,187	$19,402	$11,657	$16,015	$16,217	$10,585
06/21	$15,426	$19,658	$11,554	$16,086	$16,448	$10,585
07/21	$15,727	$19,794	$11,708	$16,238	$16,592	$10,585
08/21	$15,890	$20,289	$11,659	$16,455	$16,845	$10,586
09/21	$15,325	$19,451	$11,452	$15,930	$16,407	$10,586
10/21	$15,677	$20,444	$11,424	$16,402	$16,881	$10,586
11/21	$15,689	$19,951	$11,391	$16,146	$16,752	$10,587
12/21	$16,058	$20,750	$11,375	$16,525	$17,106	$10,587
01/22	$15,755	$19,730	$11,142	$15,902	$16,529	$10,588
02/22	$15,453	$19,221	$11,009	$15,580	$16,175	$10,589
03/22	$15,257	$19,637	$10,674	$15,593	$16,279	$10,590
04/22	$14,743	$18,065	$10,089	$14,502	$15,455	$10,593
05/22	$14,638	$18,087	$10,117	$14,528	$15,434	$10,598
06/22	$14,154	$16,562	$9,792	$13,607	$14,640	$10,606
07/22	$14,743	$17,718	$10,000	$14,293	$15,409	$10,617
08/22	$14,200	$17,066	$9,606	$13,752	$14,973	$10,632
09/22	$13,444	$15,432	$9,112	$12,679	$14,010	$10,653
10/22	$13,565	$16,364	$9,049	$13,103	$14,499	$10,680
11/22	$14,003	$17,633	$9,475	$13,960	$15,231	$10,710
12/22	$13,628	$16,939	$9,527	$13,660	$14,735	$10,746
01/23	$14,067	$18,153	$9,839	$14,427	$15,468	$10,786
02/23	$13,595	$17,633	$9,512	$13,987	$15,178	$10,824
03/23	$14,019	$18,177	$9,813	$14,423	$15,551	$10,867
04/23	$14,084	$18,438	$9,856	$14,573	$15,711	$10,910
05/23	$13,791	$18,240	$9,664	$14,365	$15,657	$10,956
06/23	$14,133	$19,299	$9,663	$14,865	$16,174	$11,003
07/23	$14,344	$20,006	$9,730	$15,233	$16,499	$11,053
08/23	$14,084	$19,447	$9,597	$14,894	$16,277	$11,104
09/23	$13,563	$18,643	$9,316	$14,351	$15,821	$11,155
10/23	$13,221	$18,082	$9,205	$14,023	$15,520	$11,207
11/23	$14,133	$19,751	$9,669	$15,082	$16,514	$11,258
12/23	$14,797	$20,700	$10,071	$15,768	$17,142	$11,311
01/24	$14,748	$20,821	$9,932	$15,736	$17,246	$11,364
02/24	$14,944	$21,715	$9,807	$16,062	$17,682	$11,414
03/24	$15,352	$22,396	$9,861	$16,400	$18,101	$11,466
04/24	$14,814	$21,658	$9,612	$15,910	$17,680	$11,518
05/24	$15,205	$22,537	$9,738	$16,381	$18,142	$11,571
06/24	$15,467	$23,039	$9,752	$16,610	$18,481	$11,624
07/24	$15,728	$23,411	$10,022	$16,954	$18,757	$11,678
08/24	$16,006	$24,005	$10,259	$17,372	$19,052	$11,731
09/24	$16,349	$24,563	$10,433	$17,733	$19,378	$11,783
10/24	$15,909	$24,011	$10,084	$17,256	$19,131	$11,834
11/24	$16,430	$24,910	$10,118	$17,667	$19,686	$11,881
12/24	$15,909	$24,320	$9,901	$17,265	$19,426	$11,928
01/25	$16,226	$25,136	$9,957	$17,652	$19,844	$11,973
02/25	$16,410	$24,985	$10,100	$17,689	$19,845	$12,014
03/25	$16,059	$23,998	$10,162	$17,313	$19,284	$12,059
04/25	$16,026	$24,222	$10,460	$17,613	$19,337	$12,102
05/25	$16,360	$25,614	$10,423	$18,196	$19,984	$12,147
06/25	$16,928	$26,764	$10,621	$18,824	$20,548	$12,191
07/25	$17,028	$27,127	$10,463	$18,865	$20,796	$12,236
08/25	$17,412	$27,797	$10,615	$19,254	$21,095	$12,282
09/25	$17,812	$28,804	$10,684	$19,723	$21,624	$12,326
10/25	$18,163	$29,448	$10,657	$19,968	$22,052	$12,370
11/25	$18,263	$29,445	$10,682	$19,985	$22,070	$12,411
12/25	$18,207	$29,752	$10,710	$20,131	$22,163	$12,452
01/26	$18,773	$30,634	$10,810	$20,565	$22,522	$12,492
02/26	$19,254	$31,028	$10,931	$20,815	$22,854	$12,528
03/26	$18,653	$28,800	$10,595	$19,662	$21,802	$12,568
04/26	$19,546	$31,730	$10,727	$20,960	$23,088	$12,606
05/26	$19,907	$33,367	$10,763	$21,637	$23,889	$12,646
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	21.68	5.56	7.13
MSCI ACWI Index (Net)	30.27	11.45	12.81
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	18.91	6.20	8.02
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	19.54	8.05	9.10
FTSE Three-Month U.S. Treasury Bill Index	4.11	3.62	2.38
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,586,392,143
Total number of portfolio holdings	371
Management services fees (represents 0.66% of Fund average net assets)	$16,542,238
Portfolio turnover for the reporting period	167%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	80%

Columbia Adaptive Risk Allocation Fund | Class S | ASR214-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Equity Risk	58.6%
Credit Risk	41.6%
Interest Rate Risk	17.9%
Foreign Exchange Risk	5.1%
Short
Foreign Exchange Risk	40.4%
Equity Risk	5.6%
Interest Rate Risk	4.0%

Asset Categories

Table Summary
Money Market Funds	41.5%
Inflation-Indexed Bonds	14.7%
Foreign Government Obligations	12.8%
Alternative Strategies Funds	11.5%
Common Stocks	10.3%
U.S. Treasury Obligations	8.7%
Residential Mortgage-Backed Securities - Agency	4.1%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Adaptive Risk Allocation Fund | Class S | ASR214-16_(07/26) |

Columbia Dividend Income Fund

Class A | LBSAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$98	0.89%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Class A | ASR139-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Class A (including sales charges) ($30,013)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$9,427	$10,000	$10,000
06/16	$9,590	$10,023	$10,086
07/16	$9,765	$10,404	$10,379
08/16	$9,744	$10,418	$10,459
09/16	$9,677	$10,427	$10,438
10/16	$9,538	$10,223	$10,276
11/16	$9,878	$10,626	$10,863
12/16	$10,123	$10,826	$11,134
01/17	$10,208	$11,044	$11,214
02/17	$10,637	$11,471	$11,617
03/17	$10,630	$11,478	$11,498
04/17	$10,720	$11,600	$11,477
05/17	$10,891	$11,748	$11,466
06/17	$10,946	$11,830	$11,653
07/17	$11,079	$12,064	$11,808
08/17	$11,154	$12,102	$11,670
09/17	$11,410	$12,359	$12,016
10/17	$11,630	$12,643	$12,103
11/17	$12,032	$13,028	$12,474
12/17	$12,195	$13,174	$12,656
01/18	$12,698	$13,897	$13,145
02/18	$12,211	$13,387	$12,518
03/18	$11,946	$13,083	$12,297
04/18	$11,812	$13,127	$12,338
05/18	$12,018	$13,462	$12,411
06/18	$12,019	$13,549	$12,442
07/18	$12,571	$14,017	$12,934
08/18	$12,811	$14,500	$13,125
09/18	$12,883	$14,555	$13,152
10/18	$12,312	$13,525	$12,471
11/18	$12,693	$13,800	$12,843
12/18	$11,630	$12,543	$11,610
01/19	$12,328	$13,595	$12,513
02/19	$12,849	$14,055	$12,913
03/19	$13,013	$14,300	$12,995
04/19	$13,488	$14,877	$13,456
05/19	$12,751	$13,929	$12,591
06/19	$13,540	$14,907	$13,495
07/19	$13,755	$15,138	$13,607
08/19	$13,576	$14,861	$13,206
09/19	$13,951	$15,119	$13,678
10/19	$14,089	$15,439	$13,869
11/19	$14,436	$16,023	$14,298
12/19	$14,868	$16,485	$14,691
01/20	$14,753	$16,503	$14,375
02/20	$13,450	$15,155	$12,983
03/20	$11,976	$13,152	$10,764
04/20	$13,115	$14,890	$11,974
05/20	$13,550	$15,675	$12,385
06/20	$13,568	$16,022	$12,302
07/20	$14,115	$16,960	$12,789
08/20	$14,736	$18,205	$13,317
09/20	$14,404	$17,540	$12,990
10/20	$14,003	$17,117	$12,820
11/20	$15,553	$19,132	$14,544
12/20	$15,984	$19,941	$15,102
01/21	$15,804	$19,777	$14,963
02/21	$16,331	$20,350	$15,868
03/21	$17,396	$21,120	$16,801
04/21	$17,894	$22,257	$17,473
05/21	$18,348	$22,363	$17,881
06/21	$18,402	$22,923	$17,676
07/21	$18,732	$23,399	$17,818
08/21	$19,076	$24,077	$18,171
09/21	$18,198	$22,971	$17,539
10/21	$19,400	$24,565	$18,429
11/21	$18,949	$24,235	$17,780
12/21	$20,138	$25,217	$18,901
01/22	$19,405	$23,795	$18,461
02/22	$18,940	$23,142	$18,247
03/22	$19,602	$23,923	$18,762
04/22	$18,719	$21,790	$17,704
05/22	$19,045	$21,757	$18,048
06/22	$17,738	$19,935	$16,471
07/22	$18,702	$21,792	$17,563
08/22	$18,214	$20,955	$17,040
09/22	$16,793	$19,016	$15,546
10/22	$18,483	$20,541	$17,140
11/22	$19,747	$21,653	$18,211
12/22	$19,091	$20,394	$17,477
01/23	$19,414	$21,761	$18,382
02/23	$18,879	$21,243	$17,734
03/23	$19,045	$21,915	$17,652
04/23	$19,284	$22,187	$17,918
05/23	$18,719	$22,290	$17,227
06/23	$19,826	$23,795	$18,372
07/23	$20,532	$24,614	$19,018
08/23	$20,086	$24,183	$18,504
09/23	$19,375	$23,046	$17,790
10/23	$18,967	$22,489	$17,162
11/23	$20,185	$24,590	$18,457
12/23	$21,040	$25,804	$19,480
01/24	$21,318	$26,164	$19,500
02/24	$22,052	$27,576	$20,219
03/24	$22,792	$28,461	$21,230
04/24	$21,999	$27,249	$20,323
05/24	$22,507	$28,533	$20,968
06/24	$22,660	$29,477	$20,770
07/24	$23,441	$29,906	$21,832
08/24	$24,209	$30,615	$22,418
09/24	$24,487	$31,269	$22,729
10/24	$24,186	$31,051	$22,479
11/24	$25,356	$33,050	$23,914
12/24	$24,142	$32,129	$22,279
01/25	$25,124	$33,151	$23,310
02/25	$25,417	$32,571	$23,405
03/25	$24,754	$30,686	$22,755
04/25	$23,982	$30,504	$22,061
05/25	$24,930	$32,451	$22,836
06/25	$25,692	$34,094	$23,616
07/25	$25,892	$34,852	$23,752
08/25	$26,622	$35,586	$24,509
09/25	$27,236	$36,819	$24,875
10/25	$27,118	$37,614	$24,985
11/25	$27,821	$37,706	$25,648
12/25	$27,896	$37,708	$25,822
01/26	$29,028	$38,227	$27,001
02/26	$29,975	$38,022	$27,701
03/26	$28,784	$36,131	$26,365
04/26	$30,036	$39,783	$28,515
05/26	$30,013	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.39	10.34	12.28
Class A (including sales charges)	13.46	9.04	11.62
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Class A | ASR139-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class A | ASR139-01_(07/26) |

Columbia Dividend Income Fund

Class C | LBSCX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$180	1.64%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Class C | ASR139-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Class C (including sales charges) ($29,550)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,170	$10,023	$10,086
07/16	$10,350	$10,404	$10,379
08/16	$10,322	$10,418	$10,459
09/16	$10,245	$10,427	$10,438
10/16	$10,088	$10,223	$10,276
11/16	$10,442	$10,626	$10,863
12/16	$10,699	$10,826	$11,134
01/17	$10,774	$11,044	$11,214
02/17	$11,224	$11,471	$11,617
03/17	$11,207	$11,478	$11,498
04/17	$11,300	$11,600	$11,477
05/17	$11,473	$11,748	$11,466
06/17	$11,517	$11,830	$11,653
07/17	$11,656	$12,064	$11,808
08/17	$11,725	$12,102	$11,670
09/17	$11,992	$12,359	$12,016
10/17	$12,207	$12,643	$12,103
11/17	$12,625	$13,028	$12,474
12/17	$12,788	$13,174	$12,656
01/18	$13,309	$13,897	$13,145
02/18	$12,788	$13,387	$12,518
03/18	$12,500	$13,083	$12,297
04/18	$12,356	$13,127	$12,338
05/18	$12,566	$13,462	$12,411
06/18	$12,555	$13,549	$12,442
07/18	$13,126	$14,017	$12,934
08/18	$13,367	$14,500	$13,125
09/18	$13,437	$14,555	$13,152
10/18	$12,835	$13,525	$12,471
11/18	$13,220	$13,800	$12,843
12/18	$12,107	$12,543	$11,610
01/19	$12,826	$13,595	$12,513
02/19	$13,355	$14,055	$12,913
03/19	$13,524	$14,300	$12,995
04/19	$14,003	$14,877	$13,456
05/19	$13,231	$13,929	$12,591
06/19	$14,045	$14,907	$13,495
07/19	$14,250	$15,138	$13,607
08/19	$14,058	$14,861	$13,206
09/19	$14,444	$15,119	$13,678
10/19	$14,573	$15,439	$13,869
11/19	$14,925	$16,023	$14,298
12/19	$15,358	$16,485	$14,691
01/20	$15,235	$16,503	$14,375
02/20	$13,882	$15,155	$12,983
03/20	$12,352	$13,152	$10,764
04/20	$13,513	$14,890	$11,974
05/20	$13,951	$15,675	$12,385
06/20	$13,964	$16,022	$12,302
07/20	$14,520	$16,960	$12,789
08/20	$15,148	$18,205	$13,317
09/20	$14,799	$17,540	$12,990
10/20	$14,379	$17,117	$12,820
11/20	$15,953	$19,132	$14,544
12/20	$16,394	$19,941	$15,102
01/21	$16,197	$19,777	$14,963
02/21	$16,729	$20,350	$15,868
03/21	$17,806	$21,120	$16,801
04/21	$18,300	$22,257	$17,473
05/21	$18,754	$22,363	$17,881
06/21	$18,800	$22,923	$17,676
07/21	$19,130	$23,399	$17,818
08/21	$19,459	$24,077	$18,171
09/21	$18,554	$22,971	$17,539
10/21	$19,768	$24,565	$18,429
11/21	$19,299	$24,235	$17,780
12/21	$20,494	$25,217	$18,901
01/22	$19,735	$23,795	$18,461
02/22	$19,252	$23,142	$18,247
03/22	$19,911	$23,923	$18,762
04/22	$19,003	$21,790	$17,704
05/22	$19,319	$21,757	$18,048
06/22	$17,982	$19,935	$16,471
07/22	$18,952	$21,792	$17,563
08/22	$18,440	$20,955	$17,040
09/22	$16,995	$19,016	$15,546
10/22	$18,690	$20,541	$17,140
11/22	$19,960	$21,653	$18,211
12/22	$19,284	$20,394	$17,477
01/23	$19,602	$21,761	$18,382
02/23	$19,049	$21,243	$17,734
03/23	$19,197	$21,915	$17,652
04/23	$19,426	$22,187	$17,918
05/23	$18,851	$22,290	$17,227
06/23	$19,954	$23,795	$18,372
07/23	$20,648	$24,614	$19,018
08/23	$20,190	$24,183	$18,504
09/23	$19,466	$23,046	$17,790
10/23	$19,041	$22,489	$17,162
11/23	$20,245	$24,590	$18,457
12/23	$21,095	$25,804	$19,480
01/24	$21,362	$26,164	$19,500
02/24	$22,082	$27,576	$20,219
03/24	$22,809	$28,461	$21,230
04/24	$22,001	$27,249	$20,323
05/24	$22,492	$28,533	$20,968
06/24	$22,628	$29,477	$20,770
07/24	$23,395	$29,906	$21,832
08/24	$24,147	$30,615	$22,418
09/24	$24,410	$31,269	$22,729
10/24	$24,099	$31,051	$22,479
11/24	$25,243	$33,050	$23,914
12/24	$24,028	$32,129	$22,279
01/25	$24,982	$33,151	$23,310
02/25	$25,254	$32,571	$23,405
03/25	$24,589	$30,686	$22,755
04/25	$23,808	$30,504	$22,061
05/25	$24,725	$32,451	$22,836
06/25	$25,471	$34,094	$23,616
07/25	$25,646	$34,852	$23,752
08/25	$26,361	$35,586	$24,509
09/25	$26,949	$36,819	$24,875
10/25	$26,820	$37,614	$24,985
11/25	$27,497	$37,706	$25,648
12/25	$27,551	$37,708	$25,822
01/26	$28,652	$38,227	$27,001
02/26	$29,570	$38,022	$27,701
03/26	$28,376	$36,131	$26,365
04/26	$29,590	$39,783	$28,515
05/26	$29,550	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	19.51	9.52	11.44
Class C (including sales charges)	18.51	9.52	11.44
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Class C | ASR139-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class C | ASR139-04_(07/26) |

Columbia Dividend Income Fund

Institutional Class | GSFTX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$71	0.64%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Institutional Class | ASR139-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Institutional Class ($32,640)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,174	$10,023	$10,086
07/16	$10,364	$10,404	$10,379
08/16	$10,343	$10,418	$10,459
09/16	$10,272	$10,427	$10,438
10/16	$10,125	$10,223	$10,276
11/16	$10,491	$10,626	$10,863
12/16	$10,757	$10,826	$11,134
01/17	$10,847	$11,044	$11,214
02/17	$11,303	$11,471	$11,617
03/17	$11,296	$11,478	$11,498
04/17	$11,398	$11,600	$11,477
05/17	$11,579	$11,748	$11,466
06/17	$11,639	$11,830	$11,653
07/17	$11,787	$12,064	$11,808
08/17	$11,866	$12,102	$11,670
09/17	$12,146	$12,359	$12,016
10/17	$12,380	$12,643	$12,103
11/17	$12,808	$13,028	$12,474
12/17	$12,988	$13,174	$12,656
01/18	$13,524	$13,897	$13,145
02/18	$13,006	$13,387	$12,518
03/18	$12,732	$13,083	$12,297
04/18	$12,590	$13,127	$12,338
05/18	$12,814	$13,462	$12,411
06/18	$12,818	$13,549	$12,442
07/18	$13,412	$14,017	$12,934
08/18	$13,662	$14,500	$13,125
09/18	$13,747	$14,555	$13,152
10/18	$13,144	$13,525	$12,471
11/18	$13,550	$13,800	$12,843
12/18	$12,419	$12,543	$11,610
01/19	$13,170	$13,595	$12,513
02/19	$13,719	$14,055	$12,913
03/19	$13,902	$14,300	$12,995
04/19	$14,416	$14,877	$13,456
05/19	$13,629	$13,929	$12,591
06/19	$14,474	$14,907	$13,495
07/19	$14,703	$15,138	$13,607
08/19	$14,519	$14,861	$13,206
09/19	$14,928	$15,119	$13,678
10/19	$15,075	$15,439	$13,869
11/19	$15,453	$16,023	$14,298
12/19	$15,912	$16,485	$14,691
01/20	$15,795	$16,503	$14,375
02/20	$14,409	$15,155	$12,983
03/20	$12,830	$13,152	$10,764
04/20	$14,049	$14,890	$11,974
05/20	$14,514	$15,675	$12,385
06/20	$14,536	$16,022	$12,302
07/20	$15,128	$16,960	$12,789
08/20	$15,800	$18,205	$13,317
09/20	$15,448	$17,540	$12,990
10/20	$15,025	$17,117	$12,820
11/20	$16,685	$19,132	$14,544
12/20	$17,151	$19,941	$15,102
01/21	$16,965	$19,777	$14,963
02/21	$17,530	$20,350	$15,868
03/21	$18,677	$21,120	$16,801
04/21	$19,217	$22,257	$17,473
05/21	$19,704	$22,363	$17,881
06/21	$19,768	$22,923	$17,676
07/21	$20,136	$23,399	$17,818
08/21	$20,498	$24,077	$18,171
09/21	$19,561	$22,971	$17,539
10/21	$20,859	$24,565	$18,429
11/21	$20,382	$24,235	$17,780
12/21	$21,658	$25,217	$18,901
01/22	$20,877	$23,795	$18,461
02/22	$20,384	$23,142	$18,247
03/22	$21,102	$23,923	$18,762
04/22	$20,152	$21,790	$17,704
05/22	$20,510	$21,757	$18,048
06/22	$19,104	$19,935	$16,471
07/22	$20,148	$21,792	$17,563
08/22	$19,622	$20,955	$17,040
09/22	$18,098	$19,016	$15,546
10/22	$19,925	$20,541	$17,140
11/22	$21,294	$21,653	$18,211
12/22	$20,585	$20,394	$17,477
01/23	$20,941	$21,761	$18,382
02/23	$20,372	$21,243	$17,734
03/23	$20,549	$21,915	$17,652
04/23	$20,813	$22,187	$17,918
05/23	$20,212	$22,290	$17,227
06/23	$21,411	$23,795	$18,372
07/23	$22,173	$24,614	$19,018
08/23	$21,699	$24,183	$18,504
09/23	$20,939	$23,046	$17,790
10/23	$20,499	$22,489	$17,162
11/23	$21,813	$24,590	$18,457
12/23	$22,751	$25,804	$19,480
01/24	$23,058	$26,164	$19,500
02/24	$23,851	$27,576	$20,219
03/24	$24,658	$28,461	$21,230
04/24	$23,809	$27,249	$20,323
05/24	$24,357	$28,533	$20,968
06/24	$24,530	$29,477	$20,770
07/24	$25,375	$29,906	$21,832
08/24	$26,213	$30,615	$22,418
09/24	$26,522	$31,269	$22,729
10/24	$26,204	$31,051	$22,479
11/24	$27,477	$33,050	$23,914
12/24	$26,166	$32,129	$22,279
01/25	$27,237	$33,151	$23,310
02/25	$27,554	$32,571	$23,405
03/25	$26,845	$30,686	$22,755
04/25	$26,017	$30,504	$22,061
05/25	$27,044	$32,451	$22,836
06/25	$27,879	$34,094	$23,616
07/25	$28,103	$34,852	$23,752
08/25	$28,903	$35,586	$24,509
09/25	$29,579	$36,819	$24,875
10/25	$29,459	$37,614	$24,985
11/25	$30,222	$37,706	$25,648
12/25	$30,313	$37,708	$25,822
01/26	$31,551	$38,227	$27,001
02/26	$32,579	$38,022	$27,701
03/26	$31,297	$36,131	$26,365
04/26	$32,665	$39,783	$28,515
05/26	$32,640	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.69	10.62	12.56
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Institutional Class | ASR139-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Institutional Class | ASR139-08_(07/26) |

Columbia Dividend Income Fund

Institutional 2 Class | CDDRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$65	0.59%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Institutional 2 Class | ASR139-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Institutional 2 Class ($32,868)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,174	$10,023	$10,086
07/16	$10,368	$10,404	$10,379
08/16	$10,346	$10,418	$10,459
09/16	$10,280	$10,427	$10,438
10/16	$10,129	$10,223	$10,276
11/16	$10,496	$10,626	$10,863
12/16	$10,761	$10,826	$11,134
01/17	$10,850	$11,044	$11,214
02/17	$11,311	$11,471	$11,617
03/17	$11,308	$11,478	$11,498
04/17	$11,408	$11,600	$11,477
05/17	$11,592	$11,748	$11,466
06/17	$11,655	$11,830	$11,653
07/17	$11,800	$12,064	$11,808
08/17	$11,884	$12,102	$11,670
09/17	$12,163	$12,359	$12,016
10/17	$12,394	$12,643	$12,103
11/17	$12,827	$13,028	$12,474
12/17	$13,009	$13,174	$12,656
01/18	$13,549	$13,897	$13,145
02/18	$13,032	$13,387	$12,518
03/18	$12,752	$13,083	$12,297
04/18	$12,612	$13,127	$12,338
05/18	$12,840	$13,462	$12,411
06/18	$12,840	$13,549	$12,442
07/18	$13,438	$14,017	$12,934
08/18	$13,691	$14,500	$13,125
09/18	$13,777	$14,555	$13,152
10/18	$13,170	$13,525	$12,471
11/18	$13,583	$13,800	$12,843
12/18	$12,446	$12,543	$11,610
01/19	$13,199	$13,595	$12,513
02/19	$13,754	$14,055	$12,913
03/19	$13,942	$14,300	$12,995
04/19	$14,450	$14,877	$13,456
05/19	$13,667	$13,929	$12,591
06/19	$14,516	$14,907	$13,495
07/19	$14,749	$15,138	$13,607
08/19	$14,560	$14,861	$13,206
09/19	$14,973	$15,119	$13,678
10/19	$15,125	$15,439	$13,869
11/19	$15,498	$16,023	$14,298
12/19	$15,960	$16,485	$14,691
01/20	$15,845	$16,503	$14,375
02/20	$14,451	$15,155	$12,983
03/20	$12,870	$13,152	$10,764
04/20	$14,099	$14,890	$11,974
05/20	$14,565	$15,675	$12,385
06/20	$14,589	$16,022	$12,302
07/20	$15,187	$16,960	$12,789
08/20	$15,856	$18,205	$13,317
09/20	$15,505	$17,540	$12,990
10/20	$15,080	$17,117	$12,820
11/20	$16,746	$19,132	$14,544
12/20	$17,222	$19,941	$15,102
01/21	$17,025	$19,777	$14,963
02/21	$17,602	$20,350	$15,868
03/21	$18,750	$21,120	$16,801
04/21	$19,291	$22,257	$17,473
05/21	$19,785	$22,363	$17,881
06/21	$19,850	$22,923	$17,676
07/21	$20,214	$23,399	$17,818
08/21	$20,584	$24,077	$18,171
09/21	$19,644	$22,971	$17,539
10/21	$20,945	$24,565	$18,429
11/21	$20,474	$24,235	$17,780
12/21	$21,758	$25,217	$18,901
01/22	$20,974	$23,795	$18,461
02/22	$20,473	$23,142	$18,247
03/22	$21,198	$23,923	$18,762
04/22	$20,247	$21,790	$17,704
05/22	$20,607	$21,757	$18,048
06/22	$19,195	$19,935	$16,471
07/22	$20,246	$21,792	$17,563
08/22	$19,720	$20,955	$17,040
09/22	$18,190	$19,016	$15,546
10/22	$20,022	$20,541	$17,140
11/22	$21,395	$21,653	$18,211
12/22	$20,690	$20,394	$17,477
01/23	$21,049	$21,761	$18,382
02/23	$20,473	$21,243	$17,734
03/23	$20,657	$21,915	$17,652
04/23	$20,918	$22,187	$17,918
05/23	$20,318	$22,290	$17,227
06/23	$21,519	$23,795	$18,372
07/23	$22,293	$24,614	$19,018
08/23	$21,817	$24,183	$18,504
09/23	$21,048	$23,046	$17,790
10/23	$20,613	$22,489	$17,162
11/23	$21,933	$24,590	$18,457
12/23	$22,876	$25,804	$19,480
01/24	$23,186	$26,164	$19,500
02/24	$23,983	$27,576	$20,219
03/24	$24,798	$28,461	$21,230
04/24	$23,945	$27,249	$20,323
05/24	$24,501	$28,533	$20,968
06/24	$24,667	$29,477	$20,770
07/24	$25,524	$29,906	$21,832
08/24	$26,374	$30,615	$22,418
09/24	$26,683	$31,269	$22,729
10/24	$26,361	$31,051	$22,479
11/24	$27,641	$33,050	$23,914
12/24	$26,327	$32,129	$22,279
01/25	$27,406	$33,151	$23,310
02/25	$27,727	$32,571	$23,405
03/25	$27,016	$30,686	$22,755
04/25	$26,183	$30,504	$22,061
05/25	$27,220	$32,451	$22,836
06/25	$28,063	$34,094	$23,616
07/25	$28,284	$34,852	$23,752
08/25	$29,097	$35,586	$24,509
09/25	$29,776	$36,819	$24,875
10/25	$29,649	$37,614	$24,985
11/25	$30,426	$37,706	$25,648
12/25	$30,512	$37,708	$25,822
01/26	$31,765	$38,227	$27,001
02/26	$32,803	$38,022	$27,701
03/26	$31,510	$36,131	$26,365
04/26	$32,893	$39,783	$28,515
05/26	$32,868	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.75	10.68	12.64
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Institutional 2 Class | ASR139-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Institutional 2 Class | ASR139-15_(07/26) |

Columbia Dividend Income Fund

Institutional 3 Class | CDDYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$60	0.54%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Institutional 3 Class | ASR139-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Institutional 3 Class ($33,047)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,176	$10,023	$10,086
07/16	$10,369	$10,404	$10,379
08/16	$10,353	$10,418	$10,459
09/16	$10,283	$10,427	$10,438
10/16	$10,137	$10,223	$10,276
11/16	$10,504	$10,626	$10,863
12/16	$10,770	$10,826	$11,134
01/17	$10,859	$11,044	$11,214
02/17	$11,320	$11,471	$11,617
03/17	$11,318	$11,478	$11,498
04/17	$11,418	$11,600	$11,477
05/17	$11,603	$11,748	$11,466
06/17	$11,666	$11,830	$11,653
07/17	$11,812	$12,064	$11,808
08/17	$11,896	$12,102	$11,670
09/17	$12,180	$12,359	$12,016
10/17	$12,411	$12,643	$12,103
11/17	$12,845	$13,028	$12,474
12/17	$13,027	$13,174	$12,656
01/18	$13,568	$13,897	$13,145
02/18	$13,050	$13,387	$12,518
03/18	$12,772	$13,083	$12,297
04/18	$12,632	$13,127	$12,338
05/18	$12,860	$13,462	$12,411
06/18	$12,861	$13,549	$12,442
07/18	$13,460	$14,017	$12,934
08/18	$13,718	$14,500	$13,125
09/18	$13,800	$14,555	$13,152
10/18	$13,193	$13,525	$12,471
11/18	$13,606	$13,800	$12,843
12/18	$12,469	$12,543	$11,610
01/19	$13,223	$13,595	$12,513
02/19	$13,784	$14,055	$12,913
03/19	$13,968	$14,300	$12,995
04/19	$14,482	$14,877	$13,456
05/19	$13,693	$13,929	$12,591
06/19	$14,544	$14,907	$13,495
07/19	$14,777	$15,138	$13,607
08/19	$14,588	$14,861	$13,206
09/19	$15,003	$15,119	$13,678
10/19	$15,155	$15,439	$13,869
11/19	$15,535	$16,023	$14,298
12/19	$15,999	$16,485	$14,691
01/20	$15,884	$16,503	$14,375
02/20	$14,489	$15,155	$12,983
03/20	$12,903	$13,152	$10,764
04/20	$14,133	$14,890	$11,974
05/20	$14,599	$15,675	$12,385
06/20	$14,624	$16,022	$12,302
07/20	$15,223	$16,960	$12,789
08/20	$15,900	$18,205	$13,317
09/20	$15,544	$17,540	$12,990
10/20	$15,119	$17,117	$12,820
11/20	$16,793	$19,132	$14,544
12/20	$17,264	$19,941	$15,102
01/21	$17,074	$19,777	$14,963
02/21	$17,652	$20,350	$15,868
03/21	$18,811	$21,120	$16,801
04/21	$19,352	$22,257	$17,473
05/21	$19,847	$22,363	$17,881
06/21	$19,915	$22,923	$17,676
07/21	$20,279	$23,399	$17,818
08/21	$20,650	$24,077	$18,171
09/21	$19,710	$22,971	$17,539
10/21	$21,014	$24,565	$18,429
11/21	$20,542	$24,235	$17,780
12/21	$21,831	$25,217	$18,901
01/22	$21,045	$23,795	$18,461
02/22	$20,544	$23,142	$18,247
03/22	$21,266	$23,923	$18,762
04/22	$20,313	$21,790	$17,704
05/22	$20,680	$21,757	$18,048
06/22	$19,260	$19,935	$16,471
07/22	$20,320	$21,792	$17,563
08/22	$19,794	$20,955	$17,040
09/22	$18,256	$19,016	$15,546
10/22	$20,099	$20,541	$17,140
11/22	$21,481	$21,653	$18,211
12/22	$20,771	$20,394	$17,477
01/23	$21,130	$21,761	$18,382
02/23	$20,552	$21,243	$17,734
03/23	$20,740	$21,915	$17,652
04/23	$21,002	$22,187	$17,918
05/23	$20,400	$22,290	$17,227
06/23	$21,606	$23,795	$18,372
07/23	$22,389	$24,614	$19,018
08/23	$21,905	$24,183	$18,504
09/23	$21,137	$23,046	$17,790
10/23	$20,701	$22,489	$17,162
11/23	$22,031	$24,590	$18,457
12/23	$22,972	$25,804	$19,480
01/24	$23,283	$26,164	$19,500
02/24	$24,090	$27,576	$20,219
03/24	$24,909	$28,461	$21,230
04/24	$24,054	$27,249	$20,323
05/24	$24,611	$28,533	$20,968
06/24	$24,781	$29,477	$20,770
07/24	$25,647	$29,906	$21,832
08/24	$26,492	$30,615	$22,418
09/24	$26,805	$31,269	$22,729
10/24	$26,489	$31,051	$22,479
11/24	$27,773	$33,050	$23,914
12/24	$26,459	$32,129	$22,279
01/25	$27,534	$33,151	$23,310
02/25	$27,863	$32,571	$23,405
03/25	$27,145	$30,686	$22,755
04/25	$26,310	$30,504	$22,061
05/25	$27,358	$32,451	$22,836
06/25	$28,199	$34,094	$23,616
07/25	$28,429	$34,852	$23,752
08/25	$29,244	$35,586	$24,509
09/25	$29,929	$36,819	$24,875
10/25	$29,802	$37,614	$24,985
11/25	$30,589	$37,706	$25,648
12/25	$30,671	$37,708	$25,822
01/26	$31,928	$38,227	$27,001
02/26	$32,978	$38,022	$27,701
03/26	$31,677	$36,131	$26,365
04/26	$33,072	$39,783	$28,515
05/26	$33,047	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.80	10.74	12.70
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Institutional 3 Class | ASR139-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Institutional 3 Class | ASR139-17_(07/26) |

Columbia Dividend Income Fund

Class R | CDIRX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$125	1.14%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Class R | ASR139-12_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Class R ($31,054)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,172	$10,023	$10,086
07/16	$10,357	$10,404	$10,379
08/16	$10,336	$10,418	$10,459
09/16	$10,258	$10,427	$10,438
10/16	$10,105	$10,223	$10,276
11/16	$10,466	$10,626	$10,863
12/16	$10,729	$10,826	$11,134
01/17	$10,813	$11,044	$11,214
02/17	$11,262	$11,471	$11,617
03/17	$11,253	$11,478	$11,498
04/17	$11,349	$11,600	$11,477
05/17	$11,529	$11,748	$11,466
06/17	$11,580	$11,830	$11,653
07/17	$11,722	$12,064	$11,808
08/17	$11,795	$12,102	$11,670
09/17	$12,070	$12,359	$12,016
10/17	$12,297	$12,643	$12,103
11/17	$12,716	$13,028	$12,474
12/17	$12,891	$13,174	$12,656
01/18	$13,417	$13,897	$13,145
02/18	$12,897	$13,387	$12,518
03/18	$12,615	$13,083	$12,297
04/18	$12,474	$13,127	$12,338
05/18	$12,691	$13,462	$12,411
06/18	$12,684	$13,549	$12,442
07/18	$13,267	$14,017	$12,934
08/18	$13,514	$14,500	$13,125
09/18	$13,593	$14,555	$13,152
10/18	$12,985	$13,525	$12,471
11/18	$13,387	$13,800	$12,843
12/18	$12,264	$12,543	$11,610
01/19	$13,000	$13,595	$12,513
02/19	$13,536	$14,055	$12,913
03/19	$13,713	$14,300	$12,995
04/19	$14,207	$14,877	$13,456
05/19	$13,431	$13,929	$12,591
06/19	$14,259	$14,907	$13,495
07/19	$14,479	$15,138	$13,607
08/19	$14,285	$14,861	$13,206
09/19	$14,682	$15,119	$13,678
10/19	$14,827	$15,439	$13,869
11/19	$15,187	$16,023	$14,298
12/19	$15,631	$16,485	$14,691
01/20	$15,510	$16,503	$14,375
02/20	$14,141	$15,155	$12,983
03/20	$12,587	$13,152	$10,764
04/20	$13,783	$14,890	$11,974
05/20	$14,233	$15,675	$12,385
06/20	$14,250	$16,022	$12,302
07/20	$14,818	$16,960	$12,789
08/20	$15,470	$18,205	$13,317
09/20	$15,118	$17,540	$12,990
10/20	$14,698	$17,117	$12,820
11/20	$16,316	$19,132	$14,544
12/20	$16,765	$19,941	$15,102
01/21	$16,577	$19,777	$14,963
02/21	$17,122	$20,350	$15,868
03/21	$18,235	$21,120	$16,801
04/21	$18,750	$22,257	$17,473
05/21	$19,225	$22,363	$17,881
06/21	$19,276	$22,923	$17,676
07/21	$19,622	$23,399	$17,818
08/21	$19,975	$24,077	$18,171
09/21	$19,050	$22,971	$17,539
10/21	$20,307	$24,565	$18,429
11/21	$19,836	$24,235	$17,780
12/21	$21,072	$25,217	$18,901
01/22	$20,300	$23,795	$18,461
02/22	$19,813	$23,142	$18,247
03/22	$20,499	$23,923	$18,762
04/22	$19,570	$21,790	$17,704
05/22	$19,911	$21,757	$18,048
06/22	$18,533	$19,935	$16,471
07/22	$19,546	$21,792	$17,563
08/22	$19,023	$20,955	$17,040
09/22	$17,541	$19,016	$15,546
10/22	$19,298	$20,541	$17,140
11/22	$20,617	$21,653	$18,211
12/22	$19,927	$20,394	$17,477
01/23	$20,264	$21,761	$18,382
02/23	$19,699	$21,243	$17,734
03/23	$19,866	$21,915	$17,652
04/23	$20,108	$22,187	$17,918
05/23	$19,520	$22,290	$17,227
06/23	$20,667	$23,795	$18,372
07/23	$21,403	$24,614	$19,018
08/23	$20,931	$24,183	$18,504
09/23	$20,185	$23,046	$17,790
10/23	$19,753	$22,489	$17,162
11/23	$21,014	$24,590	$18,457
12/23	$21,905	$25,804	$19,480
01/24	$22,193	$26,164	$19,500
02/24	$22,949	$27,576	$20,219
03/24	$23,712	$28,461	$21,230
04/24	$22,888	$27,249	$20,323
05/24	$23,409	$28,533	$20,968
06/24	$23,560	$29,477	$20,770
07/24	$24,365	$29,906	$21,832
08/24	$25,162	$30,615	$22,418
09/24	$25,450	$31,269	$22,729
10/24	$25,130	$31,051	$22,479
11/24	$26,338	$33,050	$23,914
12/24	$25,077	$32,129	$22,279
01/25	$26,087	$33,151	$23,310
02/25	$26,383	$32,571	$23,405
03/25	$25,695	$30,686	$22,755
04/25	$24,887	$30,504	$22,061
05/25	$25,862	$32,451	$22,836
06/25	$26,652	$34,094	$23,616
07/25	$26,851	$34,852	$23,752
08/25	$27,608	$35,586	$24,509
09/25	$28,234	$36,819	$24,875
10/25	$28,104	$37,614	$24,985
11/25	$28,832	$37,706	$25,648
12/25	$28,899	$37,708	$25,822
01/26	$30,071	$38,227	$27,001
02/26	$31,043	$38,022	$27,701
03/26	$29,799	$36,131	$26,365
04/26	$31,094	$39,783	$28,515
05/26	$31,054	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	20.08	10.07	12.00
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Class R | ASR139-12_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class R | ASR139-12_(07/26) |

Columbia Dividend Income Fund

Class S | GFSDX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Dividend Income Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$71	0.64%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and health care sectors boosted the Fund’s performance relative to the benchmark during the annual period.

Allocations | An underweight position in the consumer discretionary sector aided the Fund’s relative performance during the annual period.

Individual holdings | Positions in Lam Research, a semiconductor company, Microsoft, a software and services company, and Analog Devices, a semiconductor company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the industrials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector detracted from the Fund’s relative performance.

Individual holdings | Positions in Marsh & McLennan, an insurance company, Abbott Laboratories, a health care company, and Accenture, a global consulting company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Dividend Income Fund | Class S | ASR139-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Dividend Income Fund Class S ($32,642)	Russell 1000® Index ($41,812)	Russell 1000® Value Index ($29,355)
05/16	$10,000	$10,000	$10,000
06/16	$10,174	$10,023	$10,086
07/16	$10,364	$10,404	$10,379
08/16	$10,343	$10,418	$10,459
09/16	$10,272	$10,427	$10,438
10/16	$10,125	$10,223	$10,276
11/16	$10,491	$10,626	$10,863
12/16	$10,757	$10,826	$11,134
01/17	$10,847	$11,044	$11,214
02/17	$11,303	$11,471	$11,617
03/17	$11,296	$11,478	$11,498
04/17	$11,398	$11,600	$11,477
05/17	$11,579	$11,748	$11,466
06/17	$11,639	$11,830	$11,653
07/17	$11,787	$12,064	$11,808
08/17	$11,866	$12,102	$11,670
09/17	$12,146	$12,359	$12,016
10/17	$12,380	$12,643	$12,103
11/17	$12,808	$13,028	$12,474
12/17	$12,988	$13,174	$12,656
01/18	$13,524	$13,897	$13,145
02/18	$13,006	$13,387	$12,518
03/18	$12,732	$13,083	$12,297
04/18	$12,590	$13,127	$12,338
05/18	$12,814	$13,462	$12,411
06/18	$12,818	$13,549	$12,442
07/18	$13,412	$14,017	$12,934
08/18	$13,662	$14,500	$13,125
09/18	$13,747	$14,555	$13,152
10/18	$13,144	$13,525	$12,471
11/18	$13,550	$13,800	$12,843
12/18	$12,419	$12,543	$11,610
01/19	$13,170	$13,595	$12,513
02/19	$13,719	$14,055	$12,913
03/19	$13,902	$14,300	$12,995
04/19	$14,416	$14,877	$13,456
05/19	$13,629	$13,929	$12,591
06/19	$14,474	$14,907	$13,495
07/19	$14,703	$15,138	$13,607
08/19	$14,519	$14,861	$13,206
09/19	$14,928	$15,119	$13,678
10/19	$15,075	$15,439	$13,869
11/19	$15,453	$16,023	$14,298
12/19	$15,912	$16,485	$14,691
01/20	$15,795	$16,503	$14,375
02/20	$14,409	$15,155	$12,983
03/20	$12,830	$13,152	$10,764
04/20	$14,049	$14,890	$11,974
05/20	$14,514	$15,675	$12,385
06/20	$14,536	$16,022	$12,302
07/20	$15,128	$16,960	$12,789
08/20	$15,800	$18,205	$13,317
09/20	$15,448	$17,540	$12,990
10/20	$15,025	$17,117	$12,820
11/20	$16,685	$19,132	$14,544
12/20	$17,151	$19,941	$15,102
01/21	$16,965	$19,777	$14,963
02/21	$17,530	$20,350	$15,868
03/21	$18,677	$21,120	$16,801
04/21	$19,217	$22,257	$17,473
05/21	$19,704	$22,363	$17,881
06/21	$19,768	$22,923	$17,676
07/21	$20,136	$23,399	$17,818
08/21	$20,498	$24,077	$18,171
09/21	$19,561	$22,971	$17,539
10/21	$20,859	$24,565	$18,429
11/21	$20,382	$24,235	$17,780
12/21	$21,658	$25,217	$18,901
01/22	$20,877	$23,795	$18,461
02/22	$20,384	$23,142	$18,247
03/22	$21,102	$23,923	$18,762
04/22	$20,152	$21,790	$17,704
05/22	$20,510	$21,757	$18,048
06/22	$19,104	$19,935	$16,471
07/22	$20,148	$21,792	$17,563
08/22	$19,622	$20,955	$17,040
09/22	$18,098	$19,016	$15,546
10/22	$19,925	$20,541	$17,140
11/22	$21,294	$21,653	$18,211
12/22	$20,585	$20,394	$17,477
01/23	$20,941	$21,761	$18,382
02/23	$20,372	$21,243	$17,734
03/23	$20,549	$21,915	$17,652
04/23	$20,813	$22,187	$17,918
05/23	$20,212	$22,290	$17,227
06/23	$21,411	$23,795	$18,372
07/23	$22,173	$24,614	$19,018
08/23	$21,699	$24,183	$18,504
09/23	$20,939	$23,046	$17,790
10/23	$20,499	$22,489	$17,162
11/23	$21,813	$24,590	$18,457
12/23	$22,751	$25,804	$19,480
01/24	$23,058	$26,164	$19,500
02/24	$23,851	$27,576	$20,219
03/24	$24,658	$28,461	$21,230
04/24	$23,809	$27,249	$20,323
05/24	$24,357	$28,533	$20,968
06/24	$24,530	$29,477	$20,770
07/24	$25,375	$29,906	$21,832
08/24	$26,213	$30,615	$22,418
09/24	$26,522	$31,269	$22,729
10/24	$26,204	$31,051	$22,479
11/24	$27,477	$33,050	$23,914
12/24	$26,171	$32,129	$22,279
01/25	$27,234	$33,151	$23,310
02/25	$27,559	$32,571	$23,405
03/25	$26,849	$30,686	$22,755
04/25	$26,021	$30,504	$22,061
05/25	$27,048	$32,451	$22,836
06/25	$27,882	$34,094	$23,616
07/25	$28,098	$34,852	$23,752
08/25	$28,905	$35,586	$24,509
09/25	$29,581	$36,819	$24,875
10/25	$29,453	$37,614	$24,985
11/25	$30,224	$37,706	$25,648
12/25	$30,307	$37,708	$25,822
01/26	$31,553	$38,227	$27,001
02/26	$32,581	$38,022	$27,701
03/26	$31,291	$36,131	$26,365
04/26	$32,667	$39,783	$28,515
05/26	$32,642	$41,812	$29,355
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	20.68	10.62	12.56
Russell 1000® Index	28.85	13.33	15.38
Russell 1000® Value Index	28.55	10.42	11.37
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$47,167,641,458
Total number of portfolio holdings	81
Management services fees (represents 0.53% of Fund average net assets)	$237,254,985
Portfolio turnover for the reporting period	19%

Columbia Dividend Income Fund | Class S | ASR139-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.9%
Financials	19.1%
Health Care	11.9%
Industrials	11.6%
Consumer Staples	8.2%
Communication Services	6.8%
Energy	6.5%
Utilities	5.5%
Consumer Discretionary	4.6%
Materials	2.3%
Other	1.7%

Top Holdings

Table Summary
JPMorgan Chase & Co.	3.8%
Johnson & Johnson	3.4%
Analog Devices, Inc.	3.0%
Cisco Systems, Inc.	3.0%
Broadcom, Inc.	2.5%
Chevron Corp.	2.3%
Microsoft Corp.	2.2%
Alphabet, Inc., Class A	2.2%
Bank of New York Mellon Corp. (The)	2.1%
Morgan Stanley	2.0%

Asset Categories

Table Summary
Common Stocks	98.2%
Money Market Funds	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Dividend Income Fund | Class S | ASR139-16_(07/26) |

Columbia High Yield Municipal Fund

Class A | LHIAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$84	0.81%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Columbia High Yield Municipal Fund | Class A | ASR161-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Municipal Fund Class A (including sales charges) ($12,411)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$9,698	$10,000	$10,000	$10,000
06/16	$9,907	$10,159	$10,280	$10,311
07/16	$9,905	$10,165	$10,335	$10,378
08/16	$9,938	$10,179	$10,368	$10,416
09/16	$9,919	$10,128	$10,380	$10,443
10/16	$9,827	$10,022	$10,255	$10,314
11/16	$9,398	$9,648	$9,690	$9,700
12/16	$9,472	$9,761	$9,820	$9,834
01/17	$9,526	$9,826	$9,943	$9,972
02/17	$9,631	$9,894	$10,147	$10,210
03/17	$9,639	$9,916	$10,170	$10,233
04/17	$9,710	$9,987	$10,239	$10,302
05/17	$9,873	$10,146	$10,397	$10,460
06/17	$9,838	$10,110	$10,372	$10,437
07/17	$9,919	$10,191	$10,443	$10,505
08/17	$10,018	$10,269	$10,574	$10,650
09/17	$9,995	$10,217	$10,518	$10,593
10/17	$9,989	$10,242	$10,546	$10,622
11/17	$10,012	$10,187	$10,556	$10,649
12/17	$10,118	$10,293	$10,688	$10,787
01/18	$10,063	$10,172	$10,582	$10,686
02/18	$10,043	$10,142	$10,582	$10,694
03/18	$10,124	$10,179	$10,714	$10,850
04/18	$10,117	$10,143	$10,745	$10,899
05/18	$10,236	$10,259	$10,949	$11,127
06/18	$10,266	$10,268	$10,995	$11,182
07/18	$10,297	$10,293	$11,031	$11,222
08/18	$10,338	$10,319	$11,107	$11,312
09/18	$10,280	$10,252	$11,058	$11,267
10/18	$10,186	$10,189	$10,933	$11,126
11/18	$10,238	$10,302	$11,019	$11,204
12/18	$10,340	$10,425	$11,121	$11,300
01/19	$10,386	$10,504	$11,198	$11,376
02/19	$10,460	$10,560	$11,258	$11,438
03/19	$10,668	$10,727	$11,526	$11,733
04/19	$10,714	$10,768	$11,587	$11,799
05/19	$10,893	$10,916	$11,769	$11,990
06/19	$10,918	$10,956	$11,827	$12,053
07/19	$10,985	$11,045	$11,905	$12,129
08/19	$11,195	$11,219	$12,172	$12,421
09/19	$11,151	$11,129	$12,133	$12,395
10/19	$11,157	$11,149	$12,158	$12,422
11/19	$11,184	$11,177	$12,202	$12,470
12/19	$11,213	$11,211	$12,238	$12,507
01/20	$11,428	$11,412	$12,523	$12,815
02/20	$11,672	$11,559	$12,767	$13,085
03/20	$10,571	$11,140	$11,551	$11,646
04/20	$10,137	$11,000	$11,210	$11,253
05/20	$10,521	$11,350	$11,648	$11,713
06/20	$10,891	$11,444	$12,036	$12,176
07/20	$11,167	$11,636	$12,338	$12,507
08/20	$11,177	$11,582	$12,352	$12,540
09/20	$11,145	$11,584	$12,363	$12,553
10/20	$11,136	$11,549	$12,373	$12,575
11/20	$11,391	$11,724	$12,648	$12,877
12/20	$11,609	$11,795	$12,853	$13,118
01/21	$11,802	$11,870	$13,084	$13,392
02/21	$11,683	$11,682	$12,933	$13,252
03/21	$11,769	$11,754	$13,061	$13,395
04/21	$11,931	$11,852	$13,236	$13,591
05/21	$12,061	$11,888	$13,365	$13,747
06/21	$12,201	$11,920	$13,508	$13,922
07/21	$12,343	$12,019	$13,660	$14,089
08/21	$12,286	$11,975	$13,633	$14,067
09/21	$12,174	$11,889	$13,542	$13,975
10/21	$12,130	$11,854	$13,490	$13,918
11/21	$12,297	$11,955	$13,655	$14,101
12/21	$12,345	$11,974	$13,687	$14,137
01/22	$11,969	$11,646	$13,306	$13,742
02/22	$11,825	$11,605	$13,272	$13,710
03/22	$11,327	$11,228	$12,802	$13,214
04/22	$10,830	$10,918	$12,367	$12,745
05/22	$11,006	$11,080	$12,513	$12,885
06/22	$10,508	$10,899	$12,152	$12,474
07/22	$11,012	$11,187	$12,579	$12,939
08/22	$10,695	$10,941	$12,300	$12,651
09/22	$9,895	$10,521	$11,600	$11,872
10/22	$9,668	$10,434	$11,390	$11,628
11/22	$10,265	$10,922	$12,027	$12,305
12/22	$10,206	$10,953	$12,018	$12,285
01/23	$10,681	$11,268	$12,514	$12,831
02/23	$10,300	$11,013	$12,143	$12,428
03/23	$10,450	$11,257	$12,348	$12,621
04/23	$10,492	$11,232	$12,399	$12,694
05/23	$10,423	$11,134	$12,309	$12,606
06/23	$10,531	$11,246	$12,509	$12,830
07/23	$10,560	$11,290	$12,584	$12,913
08/23	$10,359	$11,128	$12,395	$12,717
09/23	$9,964	$10,802	$11,985	$12,285
10/23	$9,691	$10,710	$11,811	$12,088
11/23	$10,514	$11,390	$12,694	$13,025
12/23	$10,905	$11,654	$13,058	$13,416
01/24	$10,980	$11,595	$12,996	$13,354
02/24	$11,065	$11,610	$13,081	$13,459
03/24	$11,165	$11,609	$13,205	$13,619
04/24	$10,983	$11,466	$13,107	$13,535
05/24	$11,077	$11,432	$13,179	$13,638
06/24	$11,432	$11,607	$13,478	$13,972
07/24	$11,630	$11,713	$13,620	$14,125
08/24	$11,765	$11,805	$13,770	$14,291
09/24	$11,987	$11,922	$13,897	$14,420
10/24	$11,757	$11,748	$13,687	$14,200
11/24	$11,966	$11,951	$13,969	$14,506
12/24	$11,718	$11,777	$13,743	$14,264
01/25	$11,801	$11,836	$13,840	$14,372
02/25	$11,977	$11,954	$14,005	$14,552
03/25	$11,711	$11,751	$13,826	$14,381
04/25	$11,497	$11,656	$13,607	$14,124
05/25	$11,464	$11,664	$13,616	$14,134
06/25	$11,518	$11,736	$13,697	$14,217
07/25	$11,395	$11,713	$13,526	$14,003
08/25	$11,491	$11,815	$13,608	$14,078
09/25	$11,903	$12,088	$13,958	$14,449
10/25	$12,025	$12,238	$14,104	$14,594
11/25	$12,067	$12,266	$14,155	$14,650
12/25	$12,070	$12,277	$14,130	$14,615
01/26	$12,168	$12,392	$14,267	$14,758
02/26	$12,332	$12,547	$14,493	$15,004
03/26	$12,108	$12,255	$14,205	$14,719
04/26	$12,305	$12,396	$14,393	$14,920
05/26	$12,411	$12,442	$14,475	$15,013
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	8.27	0.57	2.50
Class A (including sales charges)Footnote Reference(a)	5.06	(0.03)	2.18
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15
Footnote	Description
Footnote(a)	The Fund's performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Columbia High Yield Municipal Fund | Class A | ASR161-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Class A | ASR161-01_(07/26) |

Columbia High Yield Municipal Fund

Class C | CHMCX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$146	1.41%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Columbia High Yield Municipal Fund | Class C | ASR161-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Municipal Fund Class C (including sales charges) ($12,029)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,202	$10,159	$10,280	$10,311
07/16	$10,203	$10,165	$10,335	$10,378
08/16	$10,222	$10,179	$10,368	$10,416
09/16	$10,206	$10,128	$10,380	$10,443
10/16	$10,106	$10,022	$10,255	$10,314
11/16	$9,660	$9,648	$9,690	$9,700
12/16	$9,721	$9,761	$9,820	$9,834
01/17	$9,780	$9,826	$9,943	$9,972
02/17	$9,883	$9,894	$10,147	$10,210
03/17	$9,886	$9,916	$10,170	$10,233
04/17	$9,953	$9,987	$10,239	$10,302
05/17	$10,115	$10,146	$10,397	$10,460
06/17	$10,074	$10,110	$10,372	$10,437
07/17	$10,151	$10,191	$10,443	$10,505
08/17	$10,247	$10,269	$10,574	$10,650
09/17	$10,218	$10,217	$10,518	$10,593
10/17	$10,206	$10,242	$10,546	$10,622
11/17	$10,224	$10,187	$10,556	$10,649
12/17	$10,327	$10,293	$10,688	$10,787
01/18	$10,265	$10,172	$10,582	$10,686
02/18	$10,240	$10,142	$10,582	$10,694
03/18	$10,317	$10,179	$10,714	$10,850
04/18	$10,304	$10,143	$10,745	$10,899
05/18	$10,419	$10,259	$10,949	$11,127
06/18	$10,444	$10,268	$10,995	$11,182
07/18	$10,470	$10,293	$11,031	$11,222
08/18	$10,506	$10,319	$11,107	$11,312
09/18	$10,442	$10,252	$11,058	$11,267
10/18	$10,330	$10,189	$10,933	$11,126
11/18	$10,388	$10,302	$11,019	$11,204
12/18	$10,485	$10,425	$11,121	$11,300
01/19	$10,526	$10,504	$11,198	$11,376
02/19	$10,595	$10,560	$11,258	$11,438
03/19	$10,800	$10,727	$11,526	$11,733
04/19	$10,841	$10,768	$11,587	$11,799
05/19	$11,016	$10,916	$11,769	$11,990
06/19	$11,036	$10,956	$11,827	$12,053
07/19	$11,097	$11,045	$11,905	$12,129
08/19	$11,304	$11,219	$12,172	$12,421
09/19	$11,252	$11,129	$12,133	$12,395
10/19	$11,253	$11,149	$12,158	$12,422
11/19	$11,274	$11,177	$12,202	$12,470
12/19	$11,297	$11,211	$12,238	$12,507
01/20	$11,507	$11,412	$12,523	$12,815
02/20	$11,747	$11,559	$12,767	$13,085
03/20	$10,633	$11,140	$11,551	$11,646
04/20	$10,191	$11,000	$11,210	$11,253
05/20	$10,571	$11,350	$11,648	$11,713
06/20	$10,937	$11,444	$12,036	$12,176
07/20	$11,208	$11,636	$12,338	$12,507
08/20	$11,212	$11,582	$12,352	$12,540
09/20	$11,175	$11,584	$12,363	$12,553
10/20	$11,159	$11,549	$12,373	$12,575
11/20	$11,409	$11,724	$12,648	$12,877
12/20	$11,622	$11,795	$12,853	$13,118
01/21	$11,810	$11,870	$13,084	$13,392
02/21	$11,685	$11,682	$12,933	$13,252
03/21	$11,765	$11,754	$13,061	$13,395
04/21	$11,921	$11,852	$13,236	$13,591
05/21	$12,045	$11,888	$13,365	$13,747
06/21	$12,179	$11,920	$13,508	$13,922
07/21	$12,314	$12,019	$13,660	$14,089
08/21	$12,252	$11,975	$13,633	$14,067
09/21	$12,134	$11,889	$13,542	$13,975
10/21	$12,084	$11,854	$13,490	$13,918
11/21	$12,243	$11,955	$13,655	$14,101
12/21	$12,286	$11,974	$13,687	$14,137
01/22	$11,905	$11,646	$13,306	$13,742
02/22	$11,756	$11,605	$13,272	$13,710
03/22	$11,255	$11,228	$12,802	$13,214
04/22	$10,756	$10,918	$12,367	$12,745
05/22	$10,925	$11,080	$12,513	$12,885
06/22	$10,426	$10,899	$12,152	$12,474
07/22	$10,921	$11,187	$12,579	$12,939
08/22	$10,600	$10,941	$12,300	$12,651
09/22	$9,803	$10,521	$11,600	$11,872
10/22	$9,573	$10,434	$11,390	$11,628
11/22	$10,159	$10,922	$12,027	$12,305
12/22	$10,095	$10,953	$12,018	$12,285
01/23	$10,560	$11,268	$12,514	$12,831
02/23	$10,178	$11,013	$12,143	$12,428
03/23	$10,310	$11,257	$12,348	$12,621
04/23	$10,358	$11,232	$12,399	$12,694
05/23	$10,285	$11,134	$12,309	$12,606
06/23	$10,386	$11,246	$12,509	$12,830
07/23	$10,409	$11,290	$12,584	$12,913
08/23	$10,206	$11,128	$12,395	$12,717
09/23	$9,812	$10,802	$11,985	$12,285
10/23	$9,538	$10,710	$11,811	$12,088
11/23	$10,343	$11,390	$12,694	$13,025
12/23	$10,722	$11,654	$13,058	$13,416
01/24	$10,791	$11,595	$12,996	$13,354
02/24	$10,869	$11,610	$13,081	$13,459
03/24	$10,962	$11,609	$13,205	$13,619
04/24	$10,778	$11,466	$13,107	$13,535
05/24	$10,865	$11,432	$13,179	$13,638
06/24	$11,208	$11,607	$13,478	$13,972
07/24	$11,396	$11,713	$13,620	$14,125
08/24	$11,522	$11,805	$13,770	$14,291
09/24	$11,734	$11,922	$13,897	$14,420
10/24	$11,502	$11,748	$13,687	$14,200
11/24	$11,701	$11,951	$13,969	$14,506
12/24	$11,453	$11,777	$13,743	$14,264
01/25	$11,528	$11,836	$13,840	$14,372
02/25	$11,694	$11,954	$14,005	$14,552
03/25	$11,429	$11,751	$13,826	$14,381
04/25	$11,215	$11,656	$13,607	$14,124
05/25	$11,177	$11,664	$13,616	$14,134
06/25	$11,224	$11,736	$13,697	$14,217
07/25	$11,099	$11,713	$13,526	$14,003
08/25	$11,186	$11,815	$13,608	$14,078
09/25	$11,582	$12,088	$13,958	$14,449
10/25	$11,695	$12,238	$14,104	$14,594
11/25	$11,729	$12,266	$14,155	$14,650
12/25	$11,726	$12,277	$14,130	$14,615
01/26	$11,816	$12,392	$14,267	$14,758
02/26	$11,970	$12,547	$14,493	$15,004
03/26	$11,746	$12,255	$14,205	$14,719
04/26	$11,932	$12,396	$14,393	$14,920
05/26	$12,029	$12,442	$14,475	$15,013
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	7.62	(0.03)	1.86
Class C (including sales charges)Footnote Reference(a)	6.62	(0.03)	1.86
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15
Footnote	Description
Footnote(a)	The Fund's performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Columbia High Yield Municipal Fund | Class C | ASR161-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Class C | ASR161-04_(07/26) |

Columbia High Yield Municipal Fund

Institutional Class | SRHMX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$64	0.61%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Columbia High Yield Municipal Fund | Institutional Class | ASR161-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Municipal Fund Institutional Class ($13,056)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,218	$10,159	$10,280	$10,311
07/16	$10,217	$10,165	$10,335	$10,378
08/16	$10,253	$10,179	$10,368	$10,416
09/16	$10,235	$10,128	$10,380	$10,443
10/16	$10,142	$10,022	$10,255	$10,314
11/16	$9,701	$9,648	$9,690	$9,700
12/16	$9,779	$9,761	$9,820	$9,834
01/17	$9,836	$9,826	$9,943	$9,972
02/17	$9,946	$9,894	$10,147	$10,210
03/17	$9,956	$9,916	$10,170	$10,233
04/17	$10,031	$9,987	$10,239	$10,302
05/17	$10,201	$10,146	$10,397	$10,460
06/17	$10,167	$10,110	$10,372	$10,437
07/17	$10,252	$10,191	$10,443	$10,505
08/17	$10,366	$10,269	$10,574	$10,650
09/17	$10,334	$10,217	$10,518	$10,593
10/17	$10,340	$10,242	$10,546	$10,622
11/17	$10,356	$10,187	$10,556	$10,649
12/17	$10,467	$10,293	$10,688	$10,787
01/18	$10,412	$10,172	$10,582	$10,686
02/18	$10,403	$10,142	$10,582	$10,694
03/18	$10,479	$10,179	$10,714	$10,850
04/18	$10,473	$10,143	$10,745	$10,899
05/18	$10,597	$10,259	$10,949	$11,127
06/18	$10,630	$10,268	$10,995	$11,182
07/18	$10,664	$10,293	$11,031	$11,222
08/18	$10,709	$10,319	$11,107	$11,312
09/18	$10,661	$10,252	$11,058	$11,267
10/18	$10,555	$10,189	$10,933	$11,126
11/18	$10,611	$10,302	$11,019	$11,204
12/18	$10,718	$10,425	$11,121	$11,300
01/19	$10,768	$10,504	$11,198	$11,376
02/19	$10,846	$10,560	$11,258	$11,438
03/19	$11,063	$10,727	$11,526	$11,733
04/19	$11,112	$10,768	$11,587	$11,799
05/19	$11,311	$10,916	$11,769	$11,990
06/19	$11,328	$10,956	$11,827	$12,053
07/19	$11,399	$11,045	$11,905	$12,129
08/19	$11,630	$11,219	$12,172	$12,421
09/19	$11,575	$11,129	$12,133	$12,395
10/19	$11,584	$11,149	$12,158	$12,422
11/19	$11,613	$11,177	$12,202	$12,470
12/19	$11,645	$11,211	$12,238	$12,507
01/20	$11,871	$11,412	$12,523	$12,815
02/20	$12,126	$11,559	$12,767	$13,085
03/20	$10,985	$11,140	$11,551	$11,646
04/20	$10,535	$11,000	$11,210	$11,253
05/20	$10,936	$11,350	$11,648	$11,713
06/20	$11,323	$11,444	$12,036	$12,176
07/20	$11,612	$11,636	$12,338	$12,507
08/20	$11,624	$11,582	$12,352	$12,540
09/20	$11,593	$11,584	$12,363	$12,553
10/20	$11,585	$11,549	$12,373	$12,575
11/20	$11,863	$11,724	$12,648	$12,877
12/20	$12,081	$11,795	$12,853	$13,118
01/21	$12,295	$11,870	$13,084	$13,392
02/21	$12,162	$11,682	$12,933	$13,252
03/21	$12,254	$11,754	$13,061	$13,395
04/21	$12,424	$11,852	$13,236	$13,591
05/21	$12,574	$11,888	$13,365	$13,747
06/21	$12,710	$11,920	$13,508	$13,922
07/21	$12,872	$12,019	$13,660	$14,089
08/21	$12,815	$11,975	$13,633	$14,067
09/21	$12,688	$11,889	$13,542	$13,975
10/21	$12,645	$11,854	$13,490	$13,918
11/21	$12,820	$11,955	$13,655	$14,101
12/21	$12,873	$11,974	$13,687	$14,137
01/22	$12,483	$11,646	$13,306	$13,742
02/22	$12,335	$11,605	$13,272	$13,710
03/22	$11,817	$11,228	$12,802	$13,214
04/22	$11,312	$10,918	$12,367	$12,745
05/22	$11,498	$11,080	$12,513	$12,885
06/22	$10,980	$10,899	$12,152	$12,474
07/22	$11,496	$11,187	$12,579	$12,939
08/22	$11,166	$10,941	$12,300	$12,651
09/22	$10,334	$10,521	$11,600	$11,872
10/22	$10,098	$10,434	$11,390	$11,628
11/22	$10,724	$10,922	$12,027	$12,305
12/22	$10,663	$10,953	$12,018	$12,285
01/23	$11,161	$11,268	$12,514	$12,831
02/23	$10,765	$11,013	$12,143	$12,428
03/23	$10,924	$11,257	$12,348	$12,621
04/23	$10,970	$11,232	$12,399	$12,694
05/23	$10,900	$11,134	$12,309	$12,606
06/23	$11,014	$11,246	$12,509	$12,830
07/23	$11,046	$11,290	$12,584	$12,913
08/23	$10,838	$11,128	$12,395	$12,717
09/23	$10,426	$10,802	$11,985	$12,285
10/23	$10,142	$10,710	$11,811	$12,088
11/23	$11,005	$11,390	$12,694	$13,025
12/23	$11,416	$11,654	$13,058	$13,416
01/24	$11,497	$11,595	$12,996	$13,354
02/24	$11,588	$11,610	$13,081	$13,459
03/24	$11,695	$11,609	$13,205	$13,619
04/24	$11,506	$11,466	$13,107	$13,535
05/24	$11,607	$11,432	$13,179	$13,638
06/24	$11,980	$11,607	$13,478	$13,972
07/24	$12,190	$11,713	$13,620	$14,125
08/24	$12,333	$11,805	$13,770	$14,291
09/24	$12,568	$11,922	$13,897	$14,420
10/24	$12,328	$11,748	$13,687	$14,200
11/24	$12,550	$11,951	$13,969	$14,506
12/24	$12,292	$11,777	$13,743	$14,264
01/25	$12,381	$11,836	$13,840	$14,372
02/25	$12,567	$11,954	$14,005	$14,552
03/25	$12,291	$11,751	$13,826	$14,381
04/25	$12,068	$11,656	$13,607	$14,124
05/25	$12,035	$11,664	$13,616	$14,134
06/25	$12,094	$11,736	$13,697	$14,217
07/25	$11,967	$11,713	$13,526	$14,003
08/25	$12,070	$11,815	$13,608	$14,078
09/25	$12,505	$12,088	$13,958	$14,449
10/25	$12,635	$12,238	$14,104	$14,594
11/25	$12,681	$12,266	$14,155	$14,650
12/25	$12,686	$12,277	$14,130	$14,615
01/26	$12,792	$12,392	$14,267	$14,758
02/26	$12,966	$12,547	$14,493	$15,004
03/26	$12,733	$12,255	$14,205	$14,719
04/26	$12,942	$12,396	$14,393	$14,920
05/26	$13,056	$12,442	$14,475	$15,013
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	8.48	0.76	2.70
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15
Footnote	Description
Footnote(a)	The Fund's performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Columbia High Yield Municipal Fund | Institutional Class | ASR161-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Institutional Class | ASR161-08_(07/26) |

Columbia High Yield Municipal Fund

Institutional 2 Class | CHMYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$62	0.59%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Columbia High Yield Municipal Fund | Institutional 2 Class | ASR161-15_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Municipal Fund Institutional 2 Class ($13,090)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,209	$10,159	$10,280	$10,311
07/16	$10,219	$10,165	$10,335	$10,378
08/16	$10,246	$10,179	$10,368	$10,416
09/16	$10,238	$10,128	$10,380	$10,443
10/16	$10,136	$10,022	$10,255	$10,314
11/16	$9,696	$9,648	$9,690	$9,700
12/16	$9,774	$9,761	$9,820	$9,834
01/17	$9,832	$9,826	$9,943	$9,972
02/17	$9,943	$9,894	$10,147	$10,210
03/17	$9,954	$9,916	$10,170	$10,233
04/17	$10,029	$9,987	$10,239	$10,302
05/17	$10,200	$10,146	$10,397	$10,460
06/17	$10,167	$10,110	$10,372	$10,437
07/17	$10,252	$10,191	$10,443	$10,505
08/17	$10,367	$10,269	$10,574	$10,650
09/17	$10,345	$10,217	$10,518	$10,593
10/17	$10,341	$10,242	$10,546	$10,622
11/17	$10,358	$10,187	$10,556	$10,649
12/17	$10,469	$10,293	$10,688	$10,787
01/18	$10,415	$10,172	$10,582	$10,686
02/18	$10,405	$10,142	$10,582	$10,694
03/18	$10,481	$10,179	$10,714	$10,850
04/18	$10,475	$10,143	$10,745	$10,899
05/18	$10,600	$10,259	$10,949	$11,127
06/18	$10,634	$10,268	$10,995	$11,182
07/18	$10,678	$10,293	$11,031	$11,222
08/18	$10,713	$10,319	$11,107	$11,312
09/18	$10,665	$10,252	$11,058	$11,267
10/18	$10,560	$10,189	$10,933	$11,126
11/18	$10,626	$10,302	$11,019	$11,204
12/18	$10,734	$10,425	$11,121	$11,300
01/19	$10,774	$10,504	$11,198	$11,376
02/19	$10,852	$10,560	$11,258	$11,438
03/19	$11,070	$10,727	$11,526	$11,733
04/19	$11,131	$10,768	$11,587	$11,799
05/19	$11,319	$10,916	$11,769	$11,990
06/19	$11,348	$10,956	$11,827	$12,053
07/19	$11,409	$11,045	$11,905	$12,129
08/19	$11,640	$11,219	$12,172	$12,421
09/19	$11,586	$11,129	$12,133	$12,395
10/19	$11,595	$11,149	$12,158	$12,422
11/19	$11,625	$11,177	$12,202	$12,470
12/19	$11,668	$11,211	$12,238	$12,507
01/20	$11,894	$11,412	$12,523	$12,815
02/20	$12,140	$11,559	$12,767	$13,085
03/20	$10,996	$11,140	$11,551	$11,646
04/20	$10,557	$11,000	$11,210	$11,253
05/20	$10,948	$11,350	$11,648	$11,713
06/20	$11,335	$11,444	$12,036	$12,176
07/20	$11,625	$11,636	$12,338	$12,507
08/20	$11,638	$11,582	$12,352	$12,540
09/20	$11,607	$11,584	$12,363	$12,553
10/20	$11,600	$11,549	$12,373	$12,575
11/20	$11,879	$11,724	$12,648	$12,877
12/20	$12,098	$11,795	$12,853	$13,118
01/21	$12,313	$11,870	$13,084	$13,392
02/21	$12,180	$11,682	$12,933	$13,252
03/21	$12,272	$11,754	$13,061	$13,395
04/21	$12,443	$11,852	$13,236	$13,591
05/21	$12,593	$11,888	$13,365	$13,747
06/21	$12,731	$11,920	$13,508	$13,922
07/21	$12,893	$12,019	$13,660	$14,089
08/21	$12,836	$11,975	$13,633	$14,067
09/21	$12,710	$11,889	$13,542	$13,975
10/21	$12,666	$11,854	$13,490	$13,918
11/21	$12,843	$11,955	$13,655	$14,101
12/21	$12,896	$11,974	$13,687	$14,137
01/22	$12,505	$11,646	$13,306	$13,742
02/22	$12,357	$11,605	$13,272	$13,710
03/22	$11,838	$11,228	$12,802	$13,214
04/22	$11,332	$10,918	$12,367	$12,745
05/22	$11,518	$11,080	$12,513	$12,885
06/22	$10,999	$10,899	$12,152	$12,474
07/22	$11,517	$11,187	$12,579	$12,939
08/22	$11,187	$10,941	$12,300	$12,651
09/22	$10,364	$10,521	$11,600	$11,872
10/22	$10,128	$10,434	$11,390	$11,628
11/22	$10,743	$10,922	$12,027	$12,305
12/22	$10,695	$10,953	$12,018	$12,285
01/23	$11,182	$11,268	$12,514	$12,831
02/23	$10,797	$11,013	$12,143	$12,428
03/23	$10,944	$11,257	$12,348	$12,621
04/23	$10,990	$11,232	$12,399	$12,694
05/23	$10,920	$11,134	$12,309	$12,606
06/23	$11,035	$11,246	$12,509	$12,830
07/23	$11,067	$11,290	$12,584	$12,913
08/23	$10,858	$11,128	$12,395	$12,717
09/23	$10,446	$10,802	$11,985	$12,285
10/23	$10,173	$10,710	$11,811	$12,088
11/23	$11,039	$11,390	$12,694	$13,025
12/23	$11,452	$11,654	$13,058	$13,416
01/24	$11,521	$11,595	$12,996	$13,354
02/24	$11,612	$11,610	$13,081	$13,459
03/24	$11,719	$11,609	$13,205	$13,619
04/24	$11,543	$11,466	$13,107	$13,535
05/24	$11,644	$11,432	$13,179	$13,638
06/24	$12,006	$11,607	$13,478	$13,972
07/24	$12,216	$11,713	$13,620	$14,125
08/24	$12,361	$11,805	$13,770	$14,291
09/24	$12,597	$11,922	$13,897	$14,420
10/24	$12,369	$11,748	$13,687	$14,200
11/24	$12,579	$11,951	$13,969	$14,506
12/24	$12,320	$11,777	$13,743	$14,264
01/25	$12,423	$11,836	$13,840	$14,372
02/25	$12,597	$11,954	$14,005	$14,552
03/25	$12,319	$11,751	$13,826	$14,381
04/25	$12,110	$11,656	$13,607	$14,124
05/25	$12,063	$11,664	$13,616	$14,134
06/25	$12,123	$11,736	$13,697	$14,217
07/25	$12,009	$11,713	$13,526	$14,003
08/25	$12,099	$11,815	$13,608	$14,078
09/25	$12,535	$12,088	$13,958	$14,449
10/25	$12,680	$12,238	$14,104	$14,594
11/25	$12,712	$12,266	$14,155	$14,650
12/25	$12,732	$12,277	$14,130	$14,615
01/26	$12,824	$12,392	$14,267	$14,758
02/26	$13,000	$12,547	$14,493	$15,004
03/26	$12,765	$12,255	$14,205	$14,719
04/26	$12,976	$12,396	$14,393	$14,920
05/26	$13,090	$12,442	$14,475	$15,013
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)	8.51	0.78	2.73
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15
Footnote	Description
Footnote(a)	The Fund's performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Columbia High Yield Municipal Fund | Institutional 2 Class | ASR161-15_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Institutional 2 Class | ASR161-15_(07/26) |

Columbia High Yield Municipal Fund

Institutional 3 Class | CHHYX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$56	0.54%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Columbia High Yield Municipal Fund | Institutional 3 Class | ASR161-17_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Municipal Fund Institutional 3 Class ($13,158)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,218	$10,159	$10,280	$10,311
07/16	$10,217	$10,165	$10,335	$10,378
08/16	$10,253	$10,179	$10,368	$10,416
09/16	$10,235	$10,128	$10,380	$10,443
10/16	$10,142	$10,022	$10,255	$10,314
11/16	$9,701	$9,648	$9,690	$9,700
12/16	$9,779	$9,761	$9,820	$9,834
01/17	$9,836	$9,826	$9,943	$9,972
02/17	$9,946	$9,894	$10,147	$10,210
03/17	$9,956	$9,916	$10,170	$10,233
04/17	$10,032	$9,987	$10,239	$10,302
05/17	$10,203	$10,146	$10,397	$10,460
06/17	$10,180	$10,110	$10,372	$10,437
07/17	$10,266	$10,191	$10,443	$10,505
08/17	$10,371	$10,269	$10,574	$10,650
09/17	$10,349	$10,217	$10,518	$10,593
10/17	$10,346	$10,242	$10,546	$10,622
11/17	$10,373	$10,187	$10,556	$10,649
12/17	$10,484	$10,293	$10,688	$10,787
01/18	$10,431	$10,172	$10,582	$10,686
02/18	$10,412	$10,142	$10,582	$10,694
03/18	$10,489	$10,179	$10,714	$10,850
04/18	$10,484	$10,143	$10,745	$10,899
05/18	$10,610	$10,259	$10,949	$11,127
06/18	$10,644	$10,268	$10,995	$11,182
07/18	$10,688	$10,293	$11,031	$11,222
08/18	$10,724	$10,319	$11,107	$11,312
09/18	$10,677	$10,252	$11,058	$11,267
10/18	$10,572	$10,189	$10,933	$11,126
11/18	$10,639	$10,302	$11,019	$11,204
12/18	$10,747	$10,425	$11,121	$11,300
01/19	$10,798	$10,504	$11,198	$11,376
02/19	$10,876	$10,560	$11,258	$11,438
03/19	$11,084	$10,727	$11,526	$11,733
04/19	$11,145	$10,768	$11,587	$11,799
05/19	$11,334	$10,916	$11,769	$11,990
06/19	$11,363	$10,956	$11,827	$12,053
07/19	$11,435	$11,045	$11,905	$12,129
08/19	$11,656	$11,219	$12,172	$12,421
09/19	$11,613	$11,129	$12,133	$12,395
10/19	$11,612	$11,149	$12,158	$12,422
11/19	$11,642	$11,177	$12,202	$12,470
12/19	$11,686	$11,211	$12,238	$12,507
01/20	$11,912	$11,412	$12,523	$12,815
02/20	$12,169	$11,559	$12,767	$13,085
03/20	$11,017	$11,140	$11,551	$11,646
04/20	$10,579	$11,000	$11,210	$11,253
05/20	$10,970	$11,350	$11,648	$11,713
06/20	$11,358	$11,444	$12,036	$12,176
07/20	$11,659	$11,636	$12,338	$12,507
08/20	$11,661	$11,582	$12,352	$12,540
09/20	$11,631	$11,584	$12,363	$12,553
10/20	$11,624	$11,549	$12,373	$12,575
11/20	$11,903	$11,724	$12,648	$12,877
12/20	$12,134	$11,795	$12,853	$13,118
01/21	$12,338	$11,870	$13,084	$13,392
02/21	$12,206	$11,682	$12,933	$13,252
03/21	$12,310	$11,754	$13,061	$13,395
04/21	$12,482	$11,852	$13,236	$13,591
05/21	$12,621	$11,888	$13,365	$13,747
06/21	$12,770	$11,920	$13,508	$13,922
07/21	$12,921	$12,019	$13,660	$14,089
08/21	$12,865	$11,975	$13,633	$14,067
09/21	$12,751	$11,889	$13,542	$13,975
10/21	$12,697	$11,854	$13,490	$13,918
11/21	$12,885	$11,955	$13,655	$14,101
12/21	$12,939	$11,974	$13,687	$14,137
01/22	$12,549	$11,646	$13,306	$13,742
02/22	$12,401	$11,605	$13,272	$13,710
03/22	$11,883	$11,228	$12,802	$13,214
04/22	$11,366	$10,918	$12,367	$12,745
05/22	$11,553	$11,080	$12,513	$12,885
06/22	$11,034	$10,899	$12,152	$12,474
07/22	$11,553	$11,187	$12,579	$12,939
08/22	$11,224	$10,941	$12,300	$12,651
09/22	$10,401	$10,521	$11,600	$11,872
10/22	$10,165	$10,434	$11,390	$11,628
11/22	$10,781	$10,922	$12,027	$12,305
12/22	$10,722	$10,953	$12,018	$12,285
01/23	$11,222	$11,268	$12,514	$12,831
02/23	$10,837	$11,013	$12,143	$12,428
03/23	$10,985	$11,257	$12,348	$12,621
04/23	$11,032	$11,232	$12,399	$12,694
05/23	$10,963	$11,134	$12,309	$12,606
06/23	$11,078	$11,246	$12,509	$12,830
07/23	$11,111	$11,290	$12,584	$12,913
08/23	$10,903	$11,128	$12,395	$12,717
09/23	$10,491	$10,802	$11,985	$12,285
10/23	$10,206	$10,710	$11,811	$12,088
11/23	$11,073	$11,390	$12,694	$13,025
12/23	$11,499	$11,654	$13,058	$13,416
01/24	$11,569	$11,595	$12,996	$13,354
02/24	$11,660	$11,610	$13,081	$13,459
03/24	$11,768	$11,609	$13,205	$13,619
04/24	$11,592	$11,466	$13,107	$13,535
05/24	$11,694	$11,432	$13,179	$13,638
06/24	$12,057	$11,607	$13,478	$13,972
07/24	$12,269	$11,713	$13,620	$14,125
08/24	$12,414	$11,805	$13,770	$14,291
09/24	$12,650	$11,922	$13,897	$14,420
10/24	$12,424	$11,748	$13,687	$14,200
11/24	$12,647	$11,951	$13,969	$14,506
12/24	$12,375	$11,777	$13,743	$14,264
01/25	$12,479	$11,836	$13,840	$14,372
02/25	$12,653	$11,954	$14,005	$14,552
03/25	$12,376	$11,751	$13,826	$14,381
04/25	$12,167	$11,656	$13,607	$14,124
05/25	$12,121	$11,664	$13,616	$14,134
06/25	$12,181	$11,736	$13,697	$14,217
07/25	$12,068	$11,713	$13,526	$14,003
08/25	$12,159	$11,815	$13,608	$14,078
09/25	$12,597	$12,088	$13,958	$14,449
10/25	$12,742	$12,238	$14,104	$14,594
11/25	$12,775	$12,266	$14,155	$14,650
12/25	$12,795	$12,277	$14,130	$14,615
01/26	$12,889	$12,392	$14,267	$14,758
02/26	$13,065	$12,547	$14,493	$15,004
03/26	$12,831	$12,255	$14,205	$14,719
04/26	$13,043	$12,396	$14,393	$14,920
05/26	$13,158	$12,442	$14,475	$15,013
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)Footnote Reference(b)	8.55	0.84	2.78
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund's performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Columbia High Yield Municipal Fund | Institutional 3 Class | ASR161-17_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Institutional 3 Class | ASR161-17_(07/26) |

Columbia High Yield Municipal Fund

Class S | SRHDX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia High Yield Municipal Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$64	0.61%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Credit quality security selection | Security selection was a major driver of the Fund’s performance relative to the benchmark during the one-year period. Strong selection in non-rated bonds was a significant contributor, followed by positive security selection in BB- and BBB-rated bonds.

Credit quality allocation | An underweight to CCC-rated bonds and an overweight to BBB-rated bonds added to performance relative to the benchmark.

Sector security selection | Strong sector security selection, particularly in transportation, housing, continuing care retirement communities (CCRC), special tax, industrial development revenue/pollution control revenue (IDR/PCR) and local general obligation (GO) bonds contributed to the Fund’s performance relative to its benchmark.

Sector allocation | An underweight to the tobacco sector and overweights to the CCRC and local GO sectors added to the Fund’s relative performance.

Top Performance Detractors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds detracted from relative performance, as did an underweight to more intermediate maturities.

Sector security selection | Security selection was positive overall. However, selection in nursing home/assisted living and lower-yielding pre-refunded bonds detracted from relative performance.

Sector allocation | While sector allocation was positive overall, underweights to the special tax and state GO sectors detracted.

Credit quality allocation | An underweight to BB-rated bonds detracted from relative performance.

Columbia High Yield Municipal Fund | Class S | ASR161-16_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia High Yield Municipal Fund Class S ($13,055)	Bloomberg Municipal Bond Index ($12,442)	Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index ($14,475)	Bloomberg High Yield Municipal Bond Index ($15,013)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$10,218	$10,159	$10,280	$10,311
07/16	$10,217	$10,165	$10,335	$10,378
08/16	$10,253	$10,179	$10,368	$10,416
09/16	$10,235	$10,128	$10,380	$10,443
10/16	$10,142	$10,022	$10,255	$10,314
11/16	$9,701	$9,648	$9,690	$9,700
12/16	$9,779	$9,761	$9,820	$9,834
01/17	$9,836	$9,826	$9,943	$9,972
02/17	$9,946	$9,894	$10,147	$10,210
03/17	$9,956	$9,916	$10,170	$10,233
04/17	$10,031	$9,987	$10,239	$10,302
05/17	$10,201	$10,146	$10,397	$10,460
06/17	$10,167	$10,110	$10,372	$10,437
07/17	$10,252	$10,191	$10,443	$10,505
08/17	$10,366	$10,269	$10,574	$10,650
09/17	$10,334	$10,217	$10,518	$10,593
10/17	$10,340	$10,242	$10,546	$10,622
11/17	$10,356	$10,187	$10,556	$10,649
12/17	$10,467	$10,293	$10,688	$10,787
01/18	$10,412	$10,172	$10,582	$10,686
02/18	$10,403	$10,142	$10,582	$10,694
03/18	$10,479	$10,179	$10,714	$10,850
04/18	$10,473	$10,143	$10,745	$10,899
05/18	$10,597	$10,259	$10,949	$11,127
06/18	$10,630	$10,268	$10,995	$11,182
07/18	$10,664	$10,293	$11,031	$11,222
08/18	$10,709	$10,319	$11,107	$11,312
09/18	$10,661	$10,252	$11,058	$11,267
10/18	$10,555	$10,189	$10,933	$11,126
11/18	$10,611	$10,302	$11,019	$11,204
12/18	$10,718	$10,425	$11,121	$11,300
01/19	$10,768	$10,504	$11,198	$11,376
02/19	$10,846	$10,560	$11,258	$11,438
03/19	$11,063	$10,727	$11,526	$11,733
04/19	$11,112	$10,768	$11,587	$11,799
05/19	$11,311	$10,916	$11,769	$11,990
06/19	$11,328	$10,956	$11,827	$12,053
07/19	$11,399	$11,045	$11,905	$12,129
08/19	$11,630	$11,219	$12,172	$12,421
09/19	$11,575	$11,129	$12,133	$12,395
10/19	$11,584	$11,149	$12,158	$12,422
11/19	$11,613	$11,177	$12,202	$12,470
12/19	$11,645	$11,211	$12,238	$12,507
01/20	$11,871	$11,412	$12,523	$12,815
02/20	$12,126	$11,559	$12,767	$13,085
03/20	$10,985	$11,140	$11,551	$11,646
04/20	$10,535	$11,000	$11,210	$11,253
05/20	$10,936	$11,350	$11,648	$11,713
06/20	$11,323	$11,444	$12,036	$12,176
07/20	$11,612	$11,636	$12,338	$12,507
08/20	$11,624	$11,582	$12,352	$12,540
09/20	$11,593	$11,584	$12,363	$12,553
10/20	$11,585	$11,549	$12,373	$12,575
11/20	$11,863	$11,724	$12,648	$12,877
12/20	$12,081	$11,795	$12,853	$13,118
01/21	$12,295	$11,870	$13,084	$13,392
02/21	$12,162	$11,682	$12,933	$13,252
03/21	$12,254	$11,754	$13,061	$13,395
04/21	$12,424	$11,852	$13,236	$13,591
05/21	$12,574	$11,888	$13,365	$13,747
06/21	$12,710	$11,920	$13,508	$13,922
07/21	$12,872	$12,019	$13,660	$14,089
08/21	$12,815	$11,975	$13,633	$14,067
09/21	$12,688	$11,889	$13,542	$13,975
10/21	$12,645	$11,854	$13,490	$13,918
11/21	$12,820	$11,955	$13,655	$14,101
12/21	$12,873	$11,974	$13,687	$14,137
01/22	$12,483	$11,646	$13,306	$13,742
02/22	$12,335	$11,605	$13,272	$13,710
03/22	$11,817	$11,228	$12,802	$13,214
04/22	$11,312	$10,918	$12,367	$12,745
05/22	$11,498	$11,080	$12,513	$12,885
06/22	$10,980	$10,899	$12,152	$12,474
07/22	$11,496	$11,187	$12,579	$12,939
08/22	$11,166	$10,941	$12,300	$12,651
09/22	$10,334	$10,521	$11,600	$11,872
10/22	$10,098	$10,434	$11,390	$11,628
11/22	$10,724	$10,922	$12,027	$12,305
12/22	$10,663	$10,953	$12,018	$12,285
01/23	$11,161	$11,268	$12,514	$12,831
02/23	$10,765	$11,013	$12,143	$12,428
03/23	$10,924	$11,257	$12,348	$12,621
04/23	$10,970	$11,232	$12,399	$12,694
05/23	$10,900	$11,134	$12,309	$12,606
06/23	$11,014	$11,246	$12,509	$12,830
07/23	$11,046	$11,290	$12,584	$12,913
08/23	$10,838	$11,128	$12,395	$12,717
09/23	$10,426	$10,802	$11,985	$12,285
10/23	$10,142	$10,710	$11,811	$12,088
11/23	$11,005	$11,390	$12,694	$13,025
12/23	$11,416	$11,654	$13,058	$13,416
01/24	$11,497	$11,595	$12,996	$13,354
02/24	$11,588	$11,610	$13,081	$13,459
03/24	$11,695	$11,609	$13,205	$13,619
04/24	$11,506	$11,466	$13,107	$13,535
05/24	$11,607	$11,432	$13,179	$13,638
06/24	$11,980	$11,607	$13,478	$13,972
07/24	$12,190	$11,713	$13,620	$14,125
08/24	$12,333	$11,805	$13,770	$14,291
09/24	$12,568	$11,922	$13,897	$14,420
10/24	$12,327	$11,748	$13,687	$14,200
11/24	$12,549	$11,951	$13,969	$14,506
12/24	$12,291	$11,777	$13,743	$14,264
01/25	$12,380	$11,836	$13,840	$14,372
02/25	$12,566	$11,954	$14,005	$14,552
03/25	$12,276	$11,751	$13,826	$14,381
04/25	$12,067	$11,656	$13,607	$14,124
05/25	$12,034	$11,664	$13,616	$14,134
06/25	$12,093	$11,736	$13,697	$14,217
07/25	$11,966	$11,713	$13,526	$14,003
08/25	$12,069	$11,815	$13,608	$14,078
09/25	$12,504	$12,088	$13,958	$14,449
10/25	$12,634	$12,238	$14,104	$14,594
11/25	$12,680	$12,266	$14,155	$14,650
12/25	$12,685	$12,277	$14,130	$14,615
01/26	$12,791	$12,392	$14,267	$14,758
02/26	$12,965	$12,547	$14,493	$15,004
03/26	$12,732	$12,255	$14,205	$14,719
04/26	$12,941	$12,396	$14,393	$14,920
05/26	$13,055	$12,442	$14,475	$15,013
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)Footnote Reference(b)	8.48	0.75	2.70
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index	6.31	1.61	3.77
Bloomberg High Yield Municipal Bond Index	6.21	1.78	4.15
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund's performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$459,481,937
Total number of portfolio holdings	282
Management services fees (represents 0.54% of Fund average net assets)	$2,483,099
Portfolio turnover for the reporting period	22%

Columbia High Yield Municipal Fund | Class S | ASR161-16_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Colorado	9.0%
Wisconsin	8.9%
Texas	8.1%
Puerto Rico	7.1%
Florida	6.8%
Illinois	6.1%
California	6.1%
New York	6.0%
Ohio	3.9%
New Hampshire	3.7%

Asset Categories

Table Summary
Municipal Bonds	96.5%
Money Market Funds	1.1%
Floating Rate Notes	1.0%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia High Yield Municipal Fund | Class S | ASR161-16_(07/26) |

Columbia Multi Strategy Alternatives Fund

Class A | CLAAX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$135	1.29%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Commodity futures long/short sleeve | The Fund’s allocation to the commodity futures long/short strategy sleeve was the largest contributor to the Fund’s performance. Commodity long/short strategies did well because markets were not moving together. Different commodities were rising and falling for very different reasons. At the same time, higher volatility and supply disruptions created strong trends and pricing gaps. That combination — divergence, volatility and persistent trends — is what the strategies inside this sleeve are designed to exploit.

PGIM global macro sleeve | Over the past year, returns were driven by big differences in how economies and central banks moved — especially shifts in interest rates and a weaker U.S. dollar. Those divergences created opportunities across currencies, bonds and commodities that the strategy could capture using systematic models. The more markets moved in different directions (rather than all together), the more opportunity this type of global macro strategy had to generate returns.

Mortgage opportunities sleeve | The Fund’s allocation to the mortgage opportunities strategy sleeve rounded out the top three main contributors to overall performance for the Fund during the period. The sleeve benefited from earning relatively high income from mortgage-backed securities while also gaining from prices recovering as spreads tightened. At the same time, housing and credit fundamentals held up better than expected, supporting valuations.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Macro headwinds | There were no meaningful detractors from relative performance at the sleeve level for the Fund. In general, Treasury yield spikes, shifting inflation expectations, and an unstable Federal Reserve outlook presented some headwinds for macro-driven strategies during the period.

Columbia Multi Strategy Alternatives Fund | Class A | ASR259-01_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Multi Strategy Alternatives Fund Class A (including sales charges) ($9,060)	Bloomberg Global Aggregate Index ($10,763)	FTSE One-Month U.S. Treasury Bill Index ($12,573)	HFRX Global Hedge Fund Index ($14,253)
05/16	$9,421	$10,000	$10,000	$10,000
06/16	$9,381	$10,292	$10,002	$10,020
07/16	$9,431	$10,370	$10,003	$10,165
08/16	$9,331	$10,319	$10,005	$10,181
09/16	$9,281	$10,376	$10,007	$10,238
10/16	$9,061	$10,088	$10,009	$10,179
11/16	$9,061	$9,687	$10,010	$10,268
12/16	$9,093	$9,643	$10,013	$10,356
01/17	$9,103	$9,751	$10,017	$10,408
02/17	$9,264	$9,798	$10,021	$10,525
03/17	$9,334	$9,813	$10,024	$10,528
04/17	$9,404	$9,923	$10,030	$10,573
05/17	$9,394	$10,077	$10,036	$10,598
06/17	$9,223	$10,068	$10,043	$10,621
07/17	$9,364	$10,237	$10,051	$10,719
08/17	$9,565	$10,339	$10,059	$10,751
09/17	$9,504	$10,245	$10,067	$10,815
10/17	$9,525	$10,207	$10,076	$10,890
11/17	$9,695	$10,320	$10,084	$10,897
12/17	$9,658	$10,356	$10,094	$10,977
01/18	$9,586	$10,479	$10,105	$11,245
02/18	$9,473	$10,386	$10,116	$10,973
03/18	$9,494	$10,497	$10,129	$10,865
04/18	$9,360	$10,329	$10,142	$10,875
05/18	$8,879	$10,250	$10,157	$10,904
06/18	$8,817	$10,205	$10,171	$10,884
07/18	$8,776	$10,188	$10,187	$10,868
08/18	$8,673	$10,198	$10,203	$10,917
09/18	$8,622	$10,110	$10,220	$10,842
10/18	$8,397	$9,998	$10,238	$10,505
11/18	$7,905	$10,029	$10,257	$10,440
12/18	$7,853	$10,232	$10,277	$10,239
01/19	$8,058	$10,387	$10,299	$10,457
02/19	$7,987	$10,328	$10,318	$10,523
03/19	$7,843	$10,457	$10,340	$10,505
04/19	$7,812	$10,426	$10,360	$10,574
05/19	$7,638	$10,567	$10,382	$10,502
06/19	$7,648	$10,801	$10,403	$10,671
07/19	$7,669	$10,771	$10,422	$10,754
08/19	$7,484	$10,990	$10,440	$10,795
09/19	$7,453	$10,879	$10,458	$10,843
10/19	$7,453	$10,951	$10,475	$10,876
11/19	$7,556	$10,868	$10,489	$10,988
12/19	$7,484	$10,931	$10,504	$11,122
01/20	$7,443	$11,071	$10,517	$11,167
02/20	$7,402	$11,145	$10,530	$11,007
03/20	$6,992	$10,896	$10,544	$10,359
04/20	$7,074	$11,110	$10,544	$10,658
05/20	$7,136	$11,158	$10,545	$10,811
06/20	$7,238	$11,257	$10,546	$11,001
07/20	$7,320	$11,616	$10,547	$11,150
08/20	$7,371	$11,599	$10,548	$11,321
09/20	$7,328	$11,557	$10,549	$11,302
10/20	$7,300	$11,568	$10,549	$11,278
11/20	$7,423	$11,778	$10,550	$11,595
12/20	$7,548	$11,937	$10,551	$11,879
01/21	$7,574	$11,832	$10,551	$11,860
02/21	$7,638	$11,628	$10,552	$12,040
03/21	$7,630	$11,404	$10,552	$12,033
04/21	$7,643	$11,548	$10,552	$12,229
05/21	$7,600	$11,657	$10,552	$12,276
06/21	$7,661	$11,554	$10,553	$12,322
07/21	$7,507	$11,708	$10,553	$12,268
08/21	$7,502	$11,659	$10,553	$12,351
09/21	$7,500	$11,452	$10,554	$12,304
10/21	$7,446	$11,424	$10,554	$12,416
11/21	$7,236	$11,391	$10,555	$12,255
12/21	$7,323	$11,375	$10,556	$12,313
01/22	$7,412	$11,142	$10,556	$12,132
02/22	$7,344	$11,009	$10,556	$12,089
03/22	$7,278	$10,674	$10,557	$12,147
04/22	$7,454	$10,089	$10,558	$12,037
05/22	$7,331	$10,117	$10,562	$11,906
06/22	$7,299	$9,792	$10,568	$11,692
07/22	$7,375	$10,000	$10,578	$11,754
08/22	$7,427	$9,606	$10,598	$11,866
09/22	$7,320	$9,112	$10,618	$11,751
10/22	$7,333	$9,049	$10,643	$11,760
11/22	$7,367	$9,475	$10,675	$11,778
12/22	$7,293	$9,527	$10,712	$11,771
01/23	$7,356	$9,839	$10,749	$11,967
02/23	$7,398	$9,512	$10,786	$11,912
03/23	$7,272	$9,813	$10,829	$11,770
04/23	$7,272	$9,856	$10,872	$11,810
05/23	$7,229	$9,664	$10,912	$11,755
06/23	$7,298	$9,663	$10,959	$11,845
07/23	$7,408	$9,730	$11,008	$11,907
08/23	$7,416	$9,597	$11,059	$11,946
09/23	$7,448	$9,316	$11,108	$11,934
10/23	$7,303	$9,205	$11,159	$11,836
11/23	$7,435	$9,669	$11,209	$11,970
12/23	$7,541	$10,071	$11,261	$12,136
01/24	$7,685	$9,932	$11,313	$12,175
02/24	$7,845	$9,807	$11,361	$12,287
03/24	$8,032	$9,861	$11,414	$12,441
04/24	$7,972	$9,612	$11,465	$12,374
05/24	$7,953	$9,738	$11,517	$12,448
06/24	$7,986	$9,752	$11,568	$12,487
07/24	$7,964	$10,022	$11,621	$12,579
08/24	$7,918	$10,259	$11,675	$12,632
09/24	$7,940	$10,433	$11,726	$12,752
10/24	$7,929	$10,084	$11,774	$12,668
11/24	$7,972	$10,118	$11,820	$12,774
12/24	$8,064	$9,901	$11,867	$12,775
01/25	$8,161	$9,957	$11,910	$12,903
02/25	$8,299	$10,100	$11,950	$12,939
03/25	$8,299	$10,162	$11,994	$12,842
04/25	$8,202	$10,460	$12,037	$12,788
05/25	$8,296	$10,423	$12,081	$12,937
06/25	$8,351	$10,621	$12,124	$13,080
07/25	$8,448	$10,463	$12,168	$13,155
08/25	$8,609	$10,615	$12,214	$13,302
09/25	$8,706	$10,684	$12,257	$13,497
10/25	$8,706	$10,657	$12,301	$13,589
11/25	$8,545	$10,682	$12,341	$13,607
12/25	$8,631	$10,710	$12,383	$13,687
01/26	$8,864	$10,810	$12,421	$13,960
02/26	$8,921	$10,931	$12,456	$14,022
03/26	$8,965	$10,595	$12,496	$13,609
04/26	$9,044	$10,727	$12,534	$14,014
05/26	$9,060	$10,763	$12,573	$14,253
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	9.22	3.58	(0.39)
Class A (including sales charges)Footnote Reference(a)	2.92	2.36	(0.98)
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
HFRX Global Hedge Fund Index	10.17	3.03	3.61
Footnote	Description
Footnote(a)	The Fund's performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$504,458,629
Total number of portfolio holdings	1,006
Management services fees (represents 0.96% of Fund average net assets)	$4,871,957
Portfolio turnover for the reporting period	738%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	34%

Columbia Multi Strategy Alternatives Fund | Class A | ASR259-01_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	343.8%
Interest Rate Risk	260.8%
Commodity-Related Investment Risk	43.2%
Equity Risk	32.3%
Credit Risk	1.7%
Short
Interest Rate Risk	334.8%
Foreign Exchange Risk	244.8%
Commodity-Related Investment Risk	35.1%
Equity Risk	34.1%

Asset Categories

Table Summary
Money Market Funds	56.1%
Residential Mortgage-Backed Securities - Agency	20.2%
Treasury Bills	15.3%
Residential Mortgage-Backed Securities - Non-Agency	11.5%
Asset-Backed Securities - Non-Agency	3.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund | Class A | ASR259-01_(07/26) |

Columbia Multi Strategy Alternatives Fund

Class C | CLABX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$213	2.04%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Commodity futures long/short sleeve | The Fund’s allocation to the commodity futures long/short strategy sleeve was the largest contributor to the Fund’s performance. Commodity long/short strategies did well because markets were not moving together. Different commodities were rising and falling for very different reasons. At the same time, higher volatility and supply disruptions created strong trends and pricing gaps. That combination — divergence, volatility and persistent trends — is what the strategies inside this sleeve are designed to exploit.

PGIM global macro sleeve | Over the past year, returns were driven by big differences in how economies and central banks moved — especially shifts in interest rates and a weaker U.S. dollar. Those divergences created opportunities across currencies, bonds and commodities that the strategy could capture using systematic models. The more markets moved in different directions (rather than all together), the more opportunity this type of global macro strategy had to generate returns.

Mortgage opportunities sleeve | The Fund’s allocation to the mortgage opportunities strategy sleeve rounded out the top three main contributors to overall performance for the Fund during the period. The sleeve benefited from earning relatively high income from mortgage-backed securities while also gaining from prices recovering as spreads tightened. At the same time, housing and credit fundamentals held up better than expected, supporting valuations.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Macro headwinds | There were no meaningful detractors from relative performance at the sleeve level for the Fund. In general, Treasury yield spikes, shifting inflation expectations, and an unstable Federal Reserve outlook presented some headwinds for macro-driven strategies during the period.

Columbia Multi Strategy Alternatives Fund | Class C | ASR259-04_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Multi Strategy Alternatives Fund Class C (including sales charges) ($8,926)	Bloomberg Global Aggregate Index ($10,763)	FTSE One-Month U.S. Treasury Bill Index ($12,573)	HFRX Global Hedge Fund Index ($14,253)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$9,957	$10,292	$10,002	$10,020
07/16	$10,011	$10,370	$10,003	$10,165
08/16	$9,893	$10,319	$10,005	$10,181
09/16	$9,840	$10,376	$10,007	$10,238
10/16	$9,595	$10,088	$10,009	$10,179
11/16	$9,595	$9,687	$10,010	$10,268
12/16	$9,619	$9,643	$10,013	$10,356
01/17	$9,630	$9,751	$10,017	$10,408
02/17	$9,779	$9,798	$10,021	$10,525
03/17	$9,854	$9,813	$10,024	$10,528
04/17	$9,918	$9,923	$10,030	$10,573
05/17	$9,897	$10,077	$10,036	$10,598
06/17	$9,715	$10,068	$10,043	$10,621
07/17	$9,865	$10,237	$10,051	$10,719
08/17	$10,057	$10,339	$10,059	$10,751
09/17	$9,993	$10,245	$10,067	$10,815
10/17	$10,014	$10,207	$10,076	$10,890
11/17	$10,185	$10,320	$10,084	$10,897
12/17	$10,136	$10,356	$10,094	$10,977
01/18	$10,060	$10,479	$10,105	$11,245
02/18	$9,930	$10,386	$10,116	$10,973
03/18	$9,940	$10,497	$10,129	$10,865
04/18	$9,799	$10,329	$10,142	$10,875
05/18	$9,288	$10,250	$10,157	$10,904
06/18	$9,223	$10,205	$10,171	$10,884
07/18	$9,168	$10,188	$10,187	$10,868
08/18	$9,060	$10,198	$10,203	$10,917
09/18	$9,005	$10,110	$10,220	$10,842
10/18	$8,766	$9,998	$10,238	$10,505
11/18	$8,233	$10,029	$10,257	$10,440
12/18	$8,179	$10,232	$10,277	$10,239
01/19	$8,396	$10,387	$10,299	$10,457
02/19	$8,309	$10,328	$10,318	$10,523
03/19	$8,157	$10,457	$10,340	$10,505
04/19	$8,124	$10,426	$10,360	$10,574
05/19	$7,928	$10,567	$10,382	$10,502
06/19	$7,939	$10,801	$10,403	$10,671
07/19	$7,950	$10,771	$10,422	$10,754
08/19	$7,765	$10,990	$10,440	$10,795
09/19	$7,722	$10,879	$10,458	$10,843
10/19	$7,711	$10,951	$10,475	$10,876
11/19	$7,820	$10,868	$10,489	$10,988
12/19	$7,733	$10,931	$10,504	$11,122
01/20	$7,689	$11,071	$10,517	$11,167
02/20	$7,635	$11,145	$10,530	$11,007
03/20	$7,211	$10,896	$10,544	$10,359
04/20	$7,298	$11,110	$10,544	$10,658
05/20	$7,352	$11,158	$10,545	$10,811
06/20	$7,450	$11,257	$10,546	$11,001
07/20	$7,537	$11,616	$10,547	$11,150
08/20	$7,580	$11,599	$10,548	$11,321
09/20	$7,534	$11,557	$10,549	$11,302
10/20	$7,499	$11,568	$10,549	$11,278
11/20	$7,621	$11,778	$10,550	$11,595
12/20	$7,746	$11,937	$10,551	$11,879
01/21	$7,768	$11,832	$10,551	$11,860
02/21	$7,828	$11,628	$10,552	$12,040
03/21	$7,814	$11,404	$10,552	$12,033
04/21	$7,822	$11,548	$10,552	$12,229
05/21	$7,773	$11,657	$10,552	$12,276
06/21	$7,831	$11,554	$10,553	$12,322
07/21	$7,667	$11,708	$10,553	$12,268
08/21	$7,659	$11,659	$10,553	$12,351
09/21	$7,651	$11,452	$10,554	$12,304
10/21	$7,591	$11,424	$10,554	$12,416
11/21	$7,371	$11,391	$10,555	$12,255
12/21	$7,457	$11,375	$10,556	$12,313
01/22	$7,542	$11,142	$10,556	$12,132
02/22	$7,468	$11,009	$10,556	$12,089
03/22	$7,396	$10,674	$10,557	$12,147
04/22	$7,573	$10,089	$10,558	$12,037
05/22	$7,440	$10,117	$10,562	$11,906
06/22	$7,404	$9,792	$10,568	$11,692
07/22	$7,476	$10,000	$10,578	$11,754
08/22	$7,526	$9,606	$10,598	$11,866
09/22	$7,413	$9,112	$10,618	$11,751
10/22	$7,421	$9,049	$10,643	$11,760
11/22	$7,448	$9,475	$10,675	$11,778
12/22	$7,371	$9,527	$10,712	$11,771
01/23	$7,429	$9,839	$10,749	$11,967
02/23	$7,468	$9,512	$10,786	$11,912
03/23	$7,335	$9,813	$10,829	$11,770
04/23	$7,330	$9,856	$10,872	$11,810
05/23	$7,283	$9,664	$10,912	$11,755
06/23	$7,346	$9,663	$10,959	$11,845
07/23	$7,454	$9,730	$11,008	$11,907
08/23	$7,457	$9,597	$11,059	$11,946
09/23	$7,484	$9,316	$11,108	$11,934
10/23	$7,335	$9,205	$11,159	$11,836
11/23	$7,462	$9,669	$11,209	$11,970
12/23	$7,564	$10,071	$11,261	$12,136
01/24	$7,703	$9,932	$11,313	$12,175
02/24	$7,858	$9,807	$11,361	$12,287
03/24	$8,042	$9,861	$11,414	$12,441
04/24	$7,974	$9,612	$11,465	$12,374
05/24	$7,952	$9,738	$11,517	$12,448
06/24	$7,983	$9,752	$11,568	$12,487
07/24	$7,952	$10,022	$11,621	$12,579
08/24	$7,901	$10,259	$11,675	$12,632
09/24	$7,921	$10,433	$11,726	$12,752
10/24	$7,904	$10,084	$11,774	$12,668
11/24	$7,943	$10,118	$11,820	$12,774
12/24	$8,027	$9,901	$11,867	$12,775
01/25	$8,118	$9,957	$11,910	$12,903
02/25	$8,252	$10,100	$11,950	$12,939
03/25	$8,246	$10,162	$11,994	$12,842
04/25	$8,146	$10,460	$12,037	$12,788
05/25	$8,234	$10,423	$12,081	$12,937
06/25	$8,283	$10,621	$12,124	$13,080
07/25	$8,374	$10,463	$12,168	$13,155
08/25	$8,529	$10,615	$12,214	$13,302
09/25	$8,618	$10,684	$12,257	$13,497
10/25	$8,615	$10,657	$12,301	$13,589
11/25	$8,450	$10,682	$12,341	$13,607
12/25	$8,528	$10,710	$12,383	$13,687
01/26	$8,753	$10,810	$12,421	$13,960
02/26	$8,805	$10,931	$12,456	$14,022
03/26	$8,841	$10,595	$12,496	$13,609
04/26	$8,913	$10,727	$12,534	$14,014
05/26	$8,926	$10,763	$12,573	$14,253
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)Footnote Reference(a)	8.40	2.80	(1.13)
Class C (including sales charges)Footnote Reference(a)	7.40	2.80	(1.13)
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
HFRX Global Hedge Fund Index	10.17	3.03	3.61
Footnote	Description
Footnote(a)	The Fund's performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$504,458,629
Total number of portfolio holdings	1,006
Management services fees (represents 0.96% of Fund average net assets)	$4,871,957
Portfolio turnover for the reporting period	738%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	34%

Columbia Multi Strategy Alternatives Fund | Class C | ASR259-04_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	343.8%
Interest Rate Risk	260.8%
Commodity-Related Investment Risk	43.2%
Equity Risk	32.3%
Credit Risk	1.7%
Short
Interest Rate Risk	334.8%
Foreign Exchange Risk	244.8%
Commodity-Related Investment Risk	35.1%
Equity Risk	34.1%

Asset Categories

Table Summary
Money Market Funds	56.1%
Residential Mortgage-Backed Securities - Agency	20.2%
Treasury Bills	15.3%
Residential Mortgage-Backed Securities - Non-Agency	11.5%
Asset-Backed Securities - Non-Agency	3.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund | Class C | ASR259-04_(07/26) |

Columbia Multi Strategy Alternatives Fund

Institutional Class | CLAZX

Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Columbia Multi Strategy Alternatives Fund (the Fund) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$109	1.04%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Commodity futures long/short sleeve | The Fund’s allocation to the commodity futures long/short strategy sleeve was the largest contributor to the Fund’s performance. Commodity long/short strategies did well because markets were not moving together. Different commodities were rising and falling for very different reasons. At the same time, higher volatility and supply disruptions created strong trends and pricing gaps. That combination — divergence, volatility and persistent trends — is what the strategies inside this sleeve are designed to exploit.

PGIM global macro sleeve | Over the past year, returns were driven by big differences in how economies and central banks moved — especially shifts in interest rates and a weaker U.S. dollar. Those divergences created opportunities across currencies, bonds and commodities that the strategy could capture using systematic models. The more markets moved in different directions (rather than all together), the more opportunity this type of global macro strategy had to generate returns.

Mortgage opportunities sleeve | The Fund’s allocation to the mortgage opportunities strategy sleeve rounded out the top three main contributors to overall performance for the Fund during the period. The sleeve benefited from earning relatively high income from mortgage-backed securities while also gaining from prices recovering as spreads tightened. At the same time, housing and credit fundamentals held up better than expected, supporting valuations.

Derivatives usage | On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.

Top Performance Detractors

Macro headwinds | There were no meaningful detractors from relative performance at the sleeve level for the Fund. In general, Treasury yield spikes, shifting inflation expectations, and an unstable Federal Reserve outlook presented some headwinds for macro-driven strategies during the period.

Columbia Multi Strategy Alternatives Fund | Institutional Class | ASR259-08_(07/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Multi Strategy Alternatives Fund Institutional Class ($9,867)	Bloomberg Global Aggregate Index ($10,763)	FTSE One-Month U.S. Treasury Bill Index ($12,573)	HFRX Global Hedge Fund Index ($14,253)
05/16	$10,000	$10,000	$10,000	$10,000
06/16	$9,958	$10,292	$10,002	$10,020
07/16	$10,021	$10,370	$10,003	$10,165
08/16	$9,915	$10,319	$10,005	$10,181
09/16	$9,862	$10,376	$10,007	$10,238
10/16	$9,629	$10,088	$10,009	$10,179
11/16	$9,629	$9,687	$10,010	$10,268
12/16	$9,663	$9,643	$10,013	$10,356
01/17	$9,685	$9,751	$10,017	$10,408
02/17	$9,845	$9,798	$10,021	$10,525
03/17	$9,930	$9,813	$10,024	$10,528
04/17	$10,005	$9,923	$10,030	$10,573
05/17	$10,005	$10,077	$10,036	$10,598
06/17	$9,823	$10,068	$10,043	$10,621
07/17	$9,983	$10,237	$10,051	$10,719
08/17	$10,186	$10,339	$10,059	$10,751
09/17	$10,133	$10,245	$10,067	$10,815
10/17	$10,154	$10,207	$10,076	$10,890
11/17	$10,335	$10,320	$10,084	$10,897
12/17	$10,298	$10,356	$10,094	$10,977
01/18	$10,222	$10,479	$10,105	$11,245
02/18	$10,113	$10,386	$10,116	$10,973
03/18	$10,124	$10,497	$10,129	$10,865
04/18	$9,993	$10,329	$10,142	$10,875
05/18	$9,469	$10,250	$10,157	$10,904
06/18	$9,415	$10,205	$10,171	$10,884
07/18	$9,371	$10,188	$10,187	$10,868
08/18	$9,273	$10,198	$10,203	$10,917
09/18	$9,218	$10,110	$10,220	$10,842
10/18	$8,978	$9,998	$10,238	$10,505
11/18	$8,444	$10,029	$10,257	$10,440
12/18	$8,389	$10,232	$10,277	$10,239
01/19	$8,618	$10,387	$10,299	$10,457
02/19	$8,542	$10,328	$10,318	$10,523
03/19	$8,389	$10,457	$10,340	$10,505
04/19	$8,367	$10,426	$10,360	$10,574
05/19	$8,171	$10,567	$10,382	$10,502
06/19	$8,193	$10,801	$10,403	$10,671
07/19	$8,215	$10,771	$10,422	$10,754
08/19	$8,018	$10,990	$10,440	$10,795
09/19	$7,985	$10,879	$10,458	$10,843
10/19	$7,985	$10,951	$10,475	$10,876
11/19	$8,095	$10,868	$10,489	$10,988
12/19	$8,018	$10,931	$10,504	$11,122
01/20	$7,975	$11,071	$10,517	$11,167
02/20	$7,931	$11,145	$10,530	$11,007
03/20	$7,495	$10,896	$10,544	$10,359
04/20	$7,593	$11,110	$10,544	$10,658
05/20	$7,658	$11,158	$10,545	$10,811
06/20	$7,767	$11,257	$10,546	$11,001
07/20	$7,855	$11,616	$10,547	$11,150
08/20	$7,909	$11,599	$10,548	$11,321
09/20	$7,868	$11,557	$10,549	$11,302
10/20	$7,838	$11,568	$10,549	$11,278
11/20	$7,975	$11,778	$10,550	$11,595
12/20	$8,111	$11,937	$10,551	$11,879
01/21	$8,141	$11,832	$10,551	$11,860
02/21	$8,209	$11,628	$10,552	$12,040
03/21	$8,204	$11,404	$10,552	$12,033
04/21	$8,217	$11,548	$10,552	$12,229
05/21	$8,174	$11,657	$10,552	$12,276
06/21	$8,242	$11,554	$10,553	$12,322
07/21	$8,078	$11,708	$10,553	$12,268
08/21	$8,073	$11,659	$10,553	$12,351
09/21	$8,073	$11,452	$10,554	$12,304
10/21	$8,015	$11,424	$10,554	$12,416
11/21	$7,792	$11,391	$10,555	$12,255
12/21	$7,886	$11,375	$10,556	$12,313
01/22	$7,984	$11,142	$10,556	$12,132
02/22	$7,911	$11,009	$10,556	$12,089
03/22	$7,844	$10,674	$10,557	$12,147
04/22	$8,037	$10,089	$10,558	$12,037
05/22	$7,903	$10,117	$10,562	$11,906
06/22	$7,872	$9,792	$10,568	$11,692
07/22	$7,953	$10,000	$10,578	$11,754
08/22	$8,011	$9,606	$10,598	$11,866
09/22	$7,900	$9,112	$10,618	$11,751
10/22	$7,914	$9,049	$10,643	$11,760
11/22	$7,950	$9,475	$10,675	$11,778
12/22	$7,874	$9,527	$10,712	$11,771
01/23	$7,941	$9,839	$10,749	$11,967
02/23	$7,992	$9,512	$10,786	$11,912
03/23	$7,857	$9,813	$10,829	$11,770
04/23	$7,857	$9,856	$10,872	$11,810
05/23	$7,812	$9,664	$10,912	$11,755
06/23	$7,888	$9,663	$10,959	$11,845
07/23	$8,011	$9,730	$11,008	$11,907
08/23	$8,020	$9,597	$11,059	$11,946
09/23	$8,056	$9,316	$11,108	$11,934
10/23	$7,902	$9,205	$11,159	$11,836
11/23	$8,045	$9,669	$11,209	$11,970
12/23	$8,162	$10,071	$11,261	$12,136
01/24	$8,319	$9,932	$11,313	$12,175
02/24	$8,496	$9,807	$11,361	$12,287
03/24	$8,699	$9,861	$11,414	$12,441
04/24	$8,635	$9,612	$11,465	$12,374
05/24	$8,615	$9,738	$11,517	$12,448
06/24	$8,656	$9,752	$11,568	$12,487
07/24	$8,633	$10,022	$11,621	$12,579
08/24	$8,583	$10,259	$11,675	$12,632
09/24	$8,612	$10,433	$11,726	$12,752
10/24	$8,601	$10,084	$11,774	$12,668
11/24	$8,650	$10,118	$11,820	$12,774
12/24	$8,749	$9,901	$11,867	$12,775
01/25	$8,856	$9,957	$11,910	$12,903
02/25	$9,010	$10,100	$11,950	$12,939
03/25	$9,010	$10,162	$11,994	$12,842
04/25	$8,909	$10,460	$12,037	$12,788
05/25	$9,010	$10,423	$12,081	$12,937
06/25	$9,073	$10,621	$12,124	$13,080
07/25	$9,180	$10,463	$12,168	$13,155
08/25	$9,359	$10,615	$12,214	$13,302
09/25	$9,463	$10,684	$12,257	$13,497
10/25	$9,469	$10,657	$12,301	$13,589
11/25	$9,296	$10,682	$12,341	$13,607
12/25	$9,389	$10,710	$12,383	$13,687
01/26	$9,647	$10,810	$12,421	$13,960
02/26	$9,711	$10,931	$12,456	$14,022
03/26	$9,759	$10,595	$12,496	$13,609
04/26	$9,847	$10,727	$12,534	$14,014
05/26	$9,867	$10,763	$12,573	$14,253
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	9.51	3.84	(0.13)
Bloomberg Global Aggregate Index	3.26	(1.58)	0.74
FTSE One-Month U.S. Treasury Bill Index	4.07	3.57	2.32
HFRX Global Hedge Fund Index	10.17	3.03	3.61
Footnote	Description
Footnote(a)	The Fund's performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund's current management and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$504,458,629
Total number of portfolio holdings	1,006
Management services fees (represents 0.96% of Fund average net assets)	$4,871,957
Portfolio turnover for the reporting period	738%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	34%

Columbia Multi Strategy Alternatives Fund | Institutional Class | ASR259-08_(07/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Foreign Exchange Risk	343.8%
Interest Rate Risk	260.8%
Commodity-Related Investment Risk	43.2%
Equity Risk	32.3%
Credit Risk	1.7%
Short
Interest Rate Risk	334.8%
Foreign Exchange Risk	244.8%
Commodity-Related Investment Risk	35.1%
Equity Risk	34.1%

Asset Categories

Table Summary
Money Market Funds	56.1%
Residential Mortgage-Backed Securities - Agency	20.2%
Treasury Bills	15.3%
Residential Mortgage-Backed Securities - Non-Agency	11.5%
Asset-Backed Securities - Non-Agency	3.0%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Multi Strategy Alternatives Fund | Institutional Class | ASR259-08_(07/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Audit fees (a)	175,114	169,976	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	64,056	61,480	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a)

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)	All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Adaptive Risk Allocation Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Adaptive Risk Allocation Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 11.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	21,901,681	296,110,722
Total Alternative Strategies Funds (Cost $246,920,173)		296,110,722

Common Stocks 10.3%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Norion Bank AB(b)	1	5
Total Financials		5
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	43,345	635,091
Total Health Care		635,091
Information Technology 0.1%
IT Services 0.1%
NEXTDC Ltd.(b)	109,175	1,194,284
Total Information Technology		1,194,284
Real Estate 10.2%
Diversified REITs 0.6%
Activia Properties, Inc.	371	304,685
CapitaLand Integrated Commercial Trust	819,787	1,459,182
Charter Hall Group	89,157	1,304,856
Charter Hall Long Wale REIT	104,622	259,946
Daiwa House REIT Investment Corp.	581	439,708
Global Net Lease, Inc.	30,274	283,667
GPT Group (The)	275,116	958,095
H&R Real Estate Investment Trust	35,600	267,520
Heiwa Real Estate REIT, Inc.	128	109,061
Hulic REIT, Inc.	257	251,987
Kenedix Office Investment	523	521,685
Mapletree Commercial Trust	324,600	325,548
Merlin Properties Socimi SA	353,482	6,209,861
Mirvac Group	569,693	691,474
Mori Trust Sogo REIT, Inc.	379	176,065
Nomura Real Estate Master Fund, Inc.	577	552,707
Premier Investment Corp.	208	172,742
Common Stocks (continued)
Issuer	Shares	Value ($)
Sekisui House REIT, Inc.	642	330,492
Star Asia Investment Corp.	325	111,622
Stockland	453,288	1,332,200
Suntec Real Estate Investment Trust	323,900	373,477
United Urban Investment Corp.	466	474,488
Total		16,911,068
Health Care REITs 1.5%
Aedifica SA	91,366	7,536,886
Alexandria Real Estate Equities, Inc.(c)	24,328	1,208,615
American Healthcare REIT, Inc.	26,531	1,297,101
CareTrust REIT, Inc.	30,504	1,245,173
Diversified Healthcare Trust	20,927	174,113
Healthpeak Properties, Inc.	96,819	1,854,084
Janus Living, Inc., Class A1(b)	18,460	494,174
LTC Properties, Inc.	4,100	153,381
Medical Properties Trust, Inc.	76,290	389,842
National Health Investors, Inc.	6,679	489,504
Parkway Life Real Estate Investment Trust	46,400	145,768
Sila Realty Trust, Inc.	8,691	262,816
Ventas, Inc.(c)	64,338	5,431,414
Welltower, Inc.(c)	85,030	17,459,210
Total		38,142,081
Hotel & Resort REITs 0.2%
CapitaLand Ascott Trust	340,500	238,882
CDL Hospitality Trusts	90,700	54,703
Hoshino Resorts REIT, Inc.	61	92,151
Host Hotels & Resorts, Inc.(c)	116,200	2,670,276
Invincible Investment Corp.	1,174	451,606
Japan Hotel REIT Investment Corp.	800	384,715
Pebblebrook Hotel Trust	9,347	142,542
Sunstone Hotel Investors, Inc.	19,600	212,072
Xenia Hotels & Resorts, Inc.	14,141	245,629
Total		4,492,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.5%
CapitaLand Ascendas REIT	545,600	1,069,252
Dream Industrial Real Estate Investment Trust	39,673	403,449
EastGroup Properties, Inc.	11,901	2,402,931
ESR-REIT	64,500	120,282
First Industrial Realty Trust, Inc.	18,311	1,132,902
Frasers Logistics & Commercial Trust(d)	536,200	420,164
GLP J-REIT	618	518,643
Goodman Group	286,937	6,520,510
Goodman Property Trust	107,609	128,883
Granite Real Estate Investment Trust	8,331	582,291
Industrial & Infrastructure Fund Investment Corp.	416	366,237
Innovative Industrial Properties, Inc.	3,100	179,769
Japan Logistics Fund, Inc.	461	266,005
LaSalle Logiport REIT	269	246,021
Lineage, Inc.	10,660	473,411
LXP Industrial Trust	34,532	1,783,232
Mapletree Industrial Trust	352,400	535,655
Mapletree Logistics Trust	507,200	477,302
Mitsubishi Estate Logistics REIT Investment Corp.	144	109,902
Mitsui Fudosan Logistics Park, Inc.	423	286,544
Nippon Prologis REIT, Inc.	1,008	539,637
Prologis, Inc.(c)	127,343	18,269,900
Warehouses De Pauw CVA	60,419	1,564,762
Total		38,397,684
Office REITs 0.3%
Allied Properties Real Estate Investment Trust	16,400	119,552
BXP, Inc.(c)	12,600	756,126
Cousins Properties, Inc.	23,339	625,719
Daiwa Office Investment Corp.	47	93,829
Dexus Property Group	187,570	755,164
Douglas Emmett, Inc.	14,162	164,846
Easterly Government Properties, Inc.	6,892	165,270
Global One Real Estate Investment Corp.	86	60,467
Ichigo Office REIT Investment Corp.	103	56,182
Japan Excellent, Inc.	123	108,490
Japan Prime Realty Investment Corp.	365	217,890
Japan Real Estate Investment Corp.	943	676,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Keppel REIT	568,400	385,243
Mori Hills REIT Investment Corp.	145	117,904
Nippon Building Fund, Inc.	1,110	887,847
NIPPON REIT Investment Corp.	144	77,643
ORIX JREIT, Inc.	849	512,199
Piedmont Realty Trust, Inc.(b)	6,109	50,766
Precinct Properties Group	256,837	157,652
SL Green Realty Corp.	10,835	491,909
Tokyu REIT, Inc.	85	98,988
Vornado Realty Trust	65,246	2,202,052
Total		8,782,213
Real Estate Management & Development 2.6%
Azrieli Group Ltd.	3,931	649,521
CapitaLand Investment Ltd.	320,900	638,430
Castellum AB	138,594	1,881,570
Catena AB	43,637	2,058,788
City Developments Ltd.	69,100	464,432
CTP NV(d)	208,006	3,940,120
Fabege AB	19,861	171,342
Fastighets AB Balder, Class B(b)	96,116	550,547
Heiwa Real Estate Co., Ltd.	9,200	134,478
Henderson Land Development Co., Ltd.	190,000	750,138
Hongkong Land Holdings Ltd.	147,000	1,120,569
Hulic Co., Ltd.	67,100	715,806
Hysan Development Co., Ltd.	33,000	78,542
Intea Fastigheter AB	536,953	4,522,701
Kennedy-Wilson Holdings, Inc.	16,724	184,131
Kojamo OYJ	183,654	1,590,539
LEG Immobilien AG	76,606	4,973,647
Melisron Ltd.	2,509	393,147
Mitsubishi Estate Co., Ltd.	153,500	3,878,599
Mitsui Fudosan Co., Ltd.	367,300	3,515,929
New World Development Co., Ltd.(b)	82,000	86,082
Nomura Real Estate Holdings, Inc.	84,100	479,941
NP3 Fastigheter AB	88,957	2,821,121
Pandox AB	25,550	487,584
PSP Swiss Property AG	13,547	2,580,404
Sagax AB, Class B	36,884	664,925
Sino Land Co., Ltd.	500,000	753,472
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Realty & Development Co., Ltd.	91,400	2,131,750
Sun Hung Kai Properties Ltd.	204,000	3,426,127
Swedish Logistic Property AB, Class B(b)	227,489	1,044,669
Swire Properties Ltd.	155,800	442,370
Swiss Prime Site AG	50,759	8,508,614
TAG Immobilien AG	507,744	8,402,135
Tokyo Tatemono Co., Ltd.	30,400	623,438
UOL Group Ltd.	71,200	566,343
VGP NV	9,848	960,678
Wharf Real Estate Investment Co., Ltd.	225,000	689,569
Wihlborgs Fastigheter AB	132,110	1,217,740
Total		68,099,938
Residential REITs 0.9%
Advance Residence Investment Corp.	366	353,901
AvalonBay Communities, Inc.	20,120	3,672,101
Boardwalk Real Estate Investment Trust	5,601	260,377
Canadian Apartment Properties REIT	21,363	543,275
Centerspace	2,200	148,456
Comforia Residential REIT, Inc.	392	259,975
Daiwa Securities Living Investments Corp.	366	232,982
Elme Communities	9,300	19,065
Equity Residential	46,983	3,075,037
Essex Property Trust, Inc.(c)	5,780	1,575,859
InterRent Real Estate Investment Trust	15,600	147,214
Invitation Homes, Inc.(c)	138,720	4,057,560
Irish Residential Properties REIT PLC	5,649,418	7,353,861
Killam Apartment Real Estate Investment Trust	11,600	154,313
Mitsui Fudosan Accommodations Fund, Inc.	438	346,138
Xior Student Housing NV(d)	3,301	106,698
Total		22,306,812
Retail REITs 1.4%
Acadia Realty Trust	18,681	411,356
AEON REIT Investment Corp.	322	248,171
Brixmor Property Group, Inc.	43,275	1,322,484
Charter Hall Retail REIT	134,594	364,445
Choice Properties Real Estate Investment Trust	38,273	437,239
Crombie Real Estate Investment Trust	9,900	120,927
Curbline Properties Corp.	41,018	1,194,854
Federal Realty Investment Trust(c)	38,434	4,597,859
Common Stocks (continued)
Issuer	Shares	Value ($)
First Capital Realty, Inc.	29,258	498,722
Fortune Real Estate Investment Trust	120,000	73,978
Frasers Centrepoint Trust	121,200	215,676
Frontier Real Estate Investment Corp.	465	238,207
Fukuoka REIT Corp.	62	66,452
Getty Realty Corp.	5,184	168,636
Hammerson PLC	44,238	205,245
InvenTrust Properties Corp.	36,051	1,194,370
Japan Retail Fund Investment Corp.	1,019	719,616
Kimco Realty Corp.	94,404	2,273,248
Kite Realty Group Trust	30,580	838,504
Kiwi Property Group Ltd.	215,688	121,415
Lendlease Global Commercial REIT	183,500	80,477
Link REIT (The)	369,000	1,902,126
Macerich Co. (The)	39,146	881,568
NetSTREIT Corp.	13,196	267,351
Phillips Edison & Co., Inc.	17,519	703,388
Primaris Real Estate Investment Trust	12,900	183,771
Realty Income Corp.(c)	68,994	4,227,952
RioCan Real Estate Investment Trust	40,584	653,218
Scentre Group	817,468	2,245,833
Shopping Centres Australasia Property Group	271,282	442,504
Simon Property Group, Inc.(c)	38,373	7,863,011
Smart Real Estate Investment Trust	17,896	376,184
Vicinity Ltd.	541,103	982,252
Wereldhave NV	21,579	525,615
Total		36,646,654
Specialized REITs 1.2%
American Tower Corp.	7,716	1,442,583
CubeSmart	19,264	770,560
Digital Realty Trust, Inc.(c)	30,175	5,733,250
Equinix, Inc.(c)	8,252	8,813,466
Extra Space Storage, Inc.	7,137	1,029,940
Four Corners Property Trust, Inc.	10,200	253,980
Gaming and Leisure Properties, Inc.	59,374	2,788,797
Iron Mountain, Inc.	16,841	2,159,858
Keppel DC REIT	262,708	475,433
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Public Storage	16,268	4,940,429
SmartStop Self Storage REIT, Inc.	63,762	1,992,563
Total		30,400,859
Total Real Estate		264,179,885
Total Common Stocks (Cost $256,095,300)		266,009,265

Foreign Government Obligations(e),(f) 12.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Belgium 0.5%
Kingdom of Belgium Government Bond(d)
06/22/2036	3.400%	EUR	11,300,000	13,107,916
Canada 1.1%
Canadian Government Bond
06/01/2034	3.000%	CAD	38,500,000	27,320,911
China 2.3%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	8,109,025
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	8,305,445
05/25/2033	2.670%	CNY	27,130,000	4,307,804
05/25/2034	2.270%	CNY	45,000,000	6,973,601
08/25/2035	1.830%	CNY	90,000,000	13,426,366
11/15/2035	1.780%	CNY	70,000,000	10,397,439
02/25/2036	1.750%	CNY	55,000,000	8,151,267
10/15/2053	3.000%	CNY	7,000,000	1,198,647
Total				60,869,594
France 1.3%
French Republic Government Bond OAT(d),(g)
11/25/2030	0.000%	EUR	15,428,000	15,821,340
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	5,000,000	5,742,150
05/25/2036	1.250%	EUR	8,757,000	8,218,781
05/25/2040	0.500%	EUR	4,500,000	3,323,216
Total				33,105,487
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	5,824,088
Japan 2.3%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	7,387,850
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	2,727,867
03/20/2042	0.800%	JPY	613,850,000	2,686,428
03/20/2043	1.100%	JPY	868,150,000	3,890,155
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan Government 30-Year Bond
06/20/2051	0.700%	JPY	510,700,000	1,587,884
09/20/2051	0.700%	JPY	508,500,000	1,566,356
12/20/2051	0.700%	JPY	506,900,000	1,548,388
03/20/2052	1.000%	JPY	484,850,000	1,618,478
03/20/2053	1.400%	JPY	678,750,000	2,500,026
06/20/2054	2.200%	JPY	83,300,000	372,460
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	665,086
03/20/2064	2.200%	JPY	42,600,000	179,955
Japan Government Ten-Year Bond
09/20/2035	1.700%	JPY	1,103,700,000	6,442,990
12/20/2035	2.100%	JPY	2,278,000,000	13,711,962
Japan Government Thirty-Year Bond
09/20/2055	3.200%	JPY	507,000,000	2,807,216
12/20/2055	3.400%	JPY	539,000,000	3,106,420
Japan Government Twenty-Year Bond
09/20/2040	0.400%	JPY	900,000,000	3,873,796
09/20/2045	2.700%	JPY	625,000,000	3,480,443
Total				60,153,760
Mexico 2.1%
Mexican Bonos
02/21/2036	8.000%	MXN	1,000,000,000	53,320,135
New Zealand 1.4%
New Zealand Government Bond
05/15/2034	4.250%	NZD	38,000,000	22,599,601
05/15/2035	4.500%	NZD	7,000,000	4,210,457
05/15/2036	4.250%	NZD	16,500,000	9,665,545
Total				36,475,603
Poland 0.6%
Republic of Poland Government Bond
10/25/2035	5.000%	PLN	60,000,000	15,882,734
South Korea 0.1%
Korea Treasury Bond
12/10/2035	3.250%	KRW	5,000,000,000	3,155,309
United Kingdom 0.9%
United Kingdom Gilt(d)
10/22/2035	4.750%	GBP	5,400,000	7,241,424
07/31/2054	4.375%	GBP	13,500,000	15,188,090
Total				22,429,514
Total Foreign Government Obligations (Cost $359,156,376)				331,645,051

The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Inflation-Indexed Bonds(e) 14.7%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.7%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	3,581,045	3,033,108
12/01/2036	3.000%	CAD	15,365,578	13,041,383
12/01/2041	2.000%	CAD	1,981,123	1,517,970
Total				17,592,461
France 1.3%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	10,811,286	14,299,326
07/25/2047	0.100%	EUR	1,365,074	1,086,969
French Republic Government Bond OAT(d)
03/01/2036	0.100%	EUR	5,221,215	5,171,255
07/25/2036	0.100%	EUR	6,470,060	6,591,934
07/25/2040	1.800%	EUR	4,663,461	5,510,320
07/25/2043	0.950%	EUR	1,169,025	1,189,101
Total				33,848,905
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
05/15/2028	1.300%	EUR	11,352,692	13,446,600
05/15/2036	1.800%	EUR	5,348,137	6,320,791
Total				19,767,391
Japan 0.4%
Japanese Government CPI-Linked Bond
03/10/2034	0.005%	JPY	840,816,000	5,118,693
03/10/2035	0.005%	JPY	816,272,000	4,924,555
Total				10,043,248
Mexico 0.2%
Mexican Udibonos
11/22/2035	4.500%	MXN	88,406,250	5,095,453
New Zealand 0.1%
New Zealand Government Inflation-Linked Bond(d)
09/20/2035	2.500%	NZD	6,814,087	4,143,579
Sweden 0.2%
Sweden Inflation Linked Bond(d)
06/01/2036	0.750%	SEK	45,206,910	4,714,666
United Kingdom 3.5%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	12,409,207	16,596,205
08/10/2031	0.125%	GBP	3,081,122	4,025,865
03/22/2034	0.750%	GBP	6,430,964	8,302,104
11/22/2037	1.125%	GBP	10,865,260	13,733,680
03/22/2039	0.125%	GBP	6,028,100	6,482,136
03/22/2044	0.125%	GBP	5,990,943	5,637,648
11/22/2047	0.750%	GBP	5,541,508	5,587,259
03/22/2050	0.500%	GBP	5,231,452	4,753,828
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/22/2052	0.250%	GBP	5,482,028	4,483,091
11/22/2056	0.125%	GBP	6,906,450	4,982,395
11/22/2065	0.125%	GBP	5,447,275	3,482,297
03/22/2068	0.125%	GBP	3,146,939	1,973,742
United Kingdom Inflation-Linked Gilt(d)
09/22/2035	1.125%	GBP	8,173,807	10,657,273
Total				90,697,523
United States 7.5%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		18,373,516	18,266,577
01/15/2028	0.500%		21,079,872	20,795,788
01/15/2029	0.875%		23,450,834	23,133,881
07/15/2029	0.250%		13,562,506	13,116,956
07/15/2030	0.125%		20,495,143	19,424,753
04/15/2032	3.375%		23,681,343	25,928,296
07/15/2034	1.875%		17,265,102	17,288,032
01/15/2035	2.125%		6,273,900	6,358,451
07/15/2035	1.875%		12,332,400	12,248,578
01/15/2036	1.875%		12,389,832	12,218,020
02/15/2042	0.750%		9,651,784	7,471,461
02/15/2043	0.625%		5,811,530	4,304,164
02/15/2045	0.750%		6,429,394	4,633,433
02/15/2050	0.250%		9,177,311	5,228,916
02/15/2053	1.500%		4,218,494	3,240,001
02/15/2055	2.375%		1,568,655	1,459,952
Total				195,117,259
Total Inflation-Indexed Bonds (Cost $423,614,734)				381,020,485

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Real Estate 0.1%
Real Estate Management & Development 0.1%
NP3 Fastigheter AB	282,501	962,262
Total Real Estate		962,262
Total Preferred Stocks (Cost $926,883)		962,262

Residential Mortgage-Backed Securities - Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(h)
06/22/2056	3.000%	11,950,000	10,621,824
06/22/2056	3.500%	10,450,000	9,412,585
06/22/2056	4.000%	7,420,000	6,898,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
06/16/2041	2.500%	7,348,328	6,920,058
06/16/2041- 06/13/2054	3.000%	34,200,000	30,243,112
06/13/2054	4.000%	15,140,000	14,173,516
06/13/2054	4.500%	12,330,000	11,835,587
06/11/2056	3.500%	17,400,000	15,814,086
Total Residential Mortgage-Backed Securities - Agency (Cost $105,802,552)			105,919,539

U.S. Treasury Obligations 8.7%

U.S. Treasury
08/15/2030	0.625%	11,479,000	9,945,477
02/15/2031	1.125%	20,693,000	18,062,726
08/15/2031	1.250%	19,572,000	16,920,606
11/15/2031	1.375%	8,966,000	7,745,083
05/15/2033	3.375%	113,380,000	107,197,247
05/15/2034	4.375%	47,000,000	47,110,156
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2034	3.875%	5,000,000	4,835,156
02/15/2036	4.125%	14,500,000	14,148,828
Total U.S. Treasury Obligations (Cost $238,077,224)			225,965,279

Money Market Funds 41.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(a),(i)	1,074,306,043	1,073,876,321
Total Money Market Funds (Cost $1,073,958,575)		1,073,876,321
Total Investments in Securities (Cost: $2,704,551,817)		2,681,508,924
Other Assets & Liabilities, Net		(95,116,781)
Net Assets		2,586,392,143
At May 31, 2026, securities and/or cash totaling $161,122,110 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,730,000 DKK	3,706,004 USD	Barclays	07/08/2026	—	(4,522)
20,112,000 NOK	2,169,755 USD	Barclays	07/08/2026	—	(4,054)
5,739,091 USD	9,812,000 NZD	Barclays	07/08/2026	143,733	—
370,000 AUD	264,983 USD	Citi	06/18/2026	—	(872)
5,844,000 CHF	7,463,845 USD	Citi	06/18/2026	—	(36,066)
1,271,000 EUR	1,480,302 USD	Citi	06/18/2026	—	(3,230)
95,762,000 SEK	10,194,173 USD	Citi	06/18/2026	—	(186,047)
14,088,000 CAD	10,225,590 USD	Citi	07/08/2026	—	(9,378)
76,440,000 NZD	44,908,492 USD	Citi	07/08/2026	—	(921,415)
63,307,853 CAD	46,085,982 USD	Goldman Sachs International	07/08/2026	92,663	—
24,987,000 EUR	29,190,710 USD	Goldman Sachs International	07/08/2026	—	(2)
26,966,000 HKD	3,448,685 USD	Goldman Sachs International	07/08/2026	3,492	—
57,650,000 PLN	15,819,740 USD	Goldman Sachs International	07/08/2026	—	(74,886)
36,545,855 USD	338,601,000 NOK	Goldman Sachs International	07/08/2026	51,898	—
46,072,000 HKD	5,889,263 USD	HSBC	06/18/2026	7,176	—
2,673,000 ILS	919,026 USD	HSBC	06/18/2026	—	(29,068)
2,559,268 USD	2,203,000 EUR	HSBC	06/18/2026	12,109	—
22,960,000 AUD	16,448,108 USD	HSBC	07/08/2026	—	(42,545)
453,094,164 CNY	66,416,617 USD	HSBC	07/08/2026	—	(441,093)
170,238,288 EUR	198,679,692 USD	HSBC	07/08/2026	—	(198,804)
9,327,000 GBP	12,560,173 USD	HSBC	07/08/2026	323	—
303,123,114,000 IDR	17,075,434 USD	HSBC	07/08/2026	115,999	—
18,457,637,988 JPY	116,683,951 USD	HSBC	07/08/2026	444,060	—
4,854,000,000 KRW	3,246,280 USD	HSBC	07/08/2026	24,981	—
108,209,000 SEK	11,542,425 USD	HSBC	07/08/2026	—	(199,442)
4,606,000 SGD	3,614,590 USD	HSBC	07/08/2026	—	(3,774)
17,600 USD	165,000 SEK	HSBC	07/08/2026	304	—
105,651,265 GBP	141,646,006 USD	JPMorgan	07/08/2026	—	(625,255)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,334,566,000 JPY	20,998,914 USD	JPMorgan	07/08/2026	—	(1,042)
1,032,687,000 MXN	59,464,597 USD	JPMorgan	07/08/2026	82,280	—
317,105,000 SEK	34,146,241 USD	JPMorgan	07/08/2026	—	(263,139)
4,907,000 CAD	3,573,943 USD	Morgan Stanley	06/18/2026	12,168	—
312,000 NZD	183,004 USD	Morgan Stanley	06/18/2026	—	(3,935)
6,199,000 SGD	4,855,840 USD	Morgan Stanley	06/18/2026	—	(6,952)
16,099,000 CHF	20,608,830 USD	Morgan Stanley	07/08/2026	—	(97,105)
17,905,546 USD	15,319,000 EUR	Morgan Stanley	07/08/2026	—	(9,338)
13,870,000 ZAR	831,385 USD	Morgan Stanley	07/08/2026	—	(21,442)
1,167,000 GBP	1,560,721 USD	State Street	06/18/2026	—	(10,835)
301,727 USD	2,362,000 HKD	State Street	06/18/2026	—	(167)
34,918,411 USD	5,543,385,000 JPY	State Street	07/08/2026	—	(8,068)
5,897,238 USD	9,836,000 NZD	State Street	07/08/2026	—	(25)
21,460,000 EUR	24,996,136 USD	UBS	07/08/2026	—	(74,209)
14,216,000 AUD	10,169,770 USD	Wells Fargo	06/18/2026	—	(44,796)
26,602,000 EUR	31,013,652 USD	Wells Fargo	06/18/2026	—	(36,628)
2,464,298,000 JPY	15,552,665 USD	Wells Fargo	06/18/2026	59,227	—
1,176,691 USD	1,013,000 EUR	Wells Fargo	06/18/2026	5,698	—
26,512,000 AUD	18,976,713 USD	Wells Fargo	07/08/2026	—	(65,107)
6,268,000 CHF	8,062,414 USD	Wells Fargo	07/08/2026	746	—
13,888,000 CHF	17,759,277 USD	Wells Fargo	07/08/2026	—	(102,952)
140,132 USD	196,000 AUD	Wells Fargo	07/08/2026	642	—
27,021,041 USD	20,076,000 GBP	Wells Fargo	07/08/2026	13,541	—
Total				1,071,040	(3,526,193)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	446	06/2026	JPY	5,749,832,000	—	(535,528)
Canadian Government 10-Year Bond	286	09/2026	CAD	34,385,780	250,051	—
Euro-Bobl	24	06/2026	EUR	2,786,640	—	(25,874)
Euro-BTP	48	06/2026	EUR	5,712,480	116,272	—
Euro-Bund	81	06/2026	EUR	10,245,690	—	(131,964)
Euro-Buxl 30-Year	62	06/2026	EUR	6,826,200	—	(108,174)
Long Gilt	151	09/2026	GBP	13,399,740	298,040	—
MSCI EAFE Index	1,777	06/2026	USD	276,439,005	12,008,843	—
MSCI Emerging Markets Index	2,247	06/2026	USD	196,443,975	19,886,539	—
S&P 500 Index E-mini	2,272	06/2026	USD	862,877,200	74,217,978	—
S&P/TSX 60 Index	264	06/2026	CAD	106,809,120	3,846,524	—
U.S. Treasury 10-Year Note	1,153	09/2026	USD	126,631,828	799,346	—
U.S. Treasury Ultra 10-Year Note	2,018	09/2026	USD	226,173,656	2,170,914	—
Total					113,594,507	(801,540)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(508)	06/2026	AUD	(55,386,021)	—	(364,004)
Euro STOXX 50 Index	(917)	06/2026	EUR	(55,606,880)	—	(3,846,052)
U.S. Treasury 5-Year Note	(589)	09/2026	USD	(63,147,242)	—	(222,141)
Total					—	(4,432,197)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
9

Portfolio of Investments (continued)
May 31, 2026
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	1.507	USD	306,147,000	4,550,239	—	—	4,550,239	—
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.021	USD	476,978,040	19,065,495	—	—	19,065,495	—
CDX North America Investment Grade Index, Series 46	Morgan Stanley	06/20/2031	1.000	Quarterly	0.508	USD	292,518,000	1,639,464	—	—	1,639,464	—
Total								25,255,198	—	—	25,255,198	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SARON, SONIA, STIBOR or ESTR less spreads of 32-260 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 40-45 bps on long CFDs	Monthly	Goldman Sachs International	05/30/2029	USD	139,883,983	47,826	(207,790)	—	(159,964)
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	1,086,764	5,577,515	346,036	(216.3)
Capital & Counties Properties PLC	618,063	1,075,070	53,590	(33.5)
Fonciere Des Regions	59,004	3,701,053	88,681	(55.4)
Health Care REITs
American Healthcare REIT, Inc.	35,926	1,772,948	(16,526)	10.3
CareTrust REIT, Inc.	47,731	1,963,653	(15,274)	9.5
Primary Health Properties PLC	345,793	426,077	10,553	(6.6)
Target Healthcare REIT PLC	1,859,959	2,590,588	144,661	(90.4)
Welltower, Inc.	18,000	3,847,320	(151,380)	94.6
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	23,755	326,869	22,092	(13.8)
DiamondRock Hospitality Co.	28,271	298,451	12,247	(7.7)
Host Hotels & Resorts, Inc.	96,215	2,167,980	43,041	(26.9)
Ryman Hospitality Properties, Inc.	25,214	2,737,623	165,265	(103.3)
Industrial REITs
ARGAN SA	12,302	858,164	17,750	(11.1)
EastGroup Properties, Inc.	2,460	493,870	2,829	(1.8)
LondonMetric Property PLC	612,049	1,513,909	42,869	(26.8)
Rexford Industrial Realty, Inc.	33,280	1,164,477	15,965	(10.0)
Segro PLC	12,042	109,380	7,353	(4.6)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
STAG Industrial, Inc.	26,347	995,985	1,776	(1.1)
Office REITs
BXP, Inc.	32,545	1,933,208	19,818	(12.4)
Gecina SA	7,034	589,318	11,950	(7.5)
Highwoods Properties, Inc.	15,014	385,206	6,659	(4.2)
Vornado Realty Trust	29,330	896,911	92,976	(58.1)
Residential REITs
Equity LifeStyle Properties, Inc.	71,090	4,363,014	28,215	(17.6)
Essex Property Trust, Inc.	16,810	4,535,804	47,274	(29.6)
Independence Realty Trust, Inc.	34,542	555,749	4,868	(3.0)
Invitation Homes, Inc.	131,238	3,790,983	47,729	(29.8)
Mid-America Apartment Communities, Inc.	16,312	2,071,162	34,228	(21.4)
Unite Group PLC (The)	64,471	426,901	19,414	(12.1)
Retail REITs
Agree Realty Corp.	64,145	4,769,036	(12,684)	7.9
Curbline Properties Corp.	70,044	1,933,214	107,167	(67.0)
InvenTrust Properties Corp.	58,623	1,837,831	104,349	(65.2)
Klepierre	28,653	1,171,072	(2,209)	1.4
Macerich Co. (The)	62,181	1,343,110	57,206	(35.8)
NNN REIT, Inc.	27,118	1,193,660	13,362	(8.4)
Specialized REITs
CubeSmart	59,727	2,339,354	49,726	(31.1)
EPR Properties	43,587	2,495,105	(8,467)	5.3
Equinix, Inc.	8,830	9,409,425	21,368	(13.4)
Gaming and Leisure Properties, Inc.	92,666	4,297,849	54,673	(34.2)
Iron Mountain, Inc.	24,170	3,022,942	76,861	(48.0)
National Storage Affiliates Trust	10,155	422,164	10,947	(6.8)
Safestore Holdings PLC	67,692	572,781	14,419	(9.0)
Total		85,976,731	1,591,377

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
Broadstone Net Lease Inc	(63,846)	(1,277,552)	(14,053)	8.8
Land Securities Group PLC	(249,027)	(2,000,051)	(102,380)	64.0
Sirius Real Estate Ltd.	(644,096)	(842,922)	(9,736)	6.1
WP Carey, Inc.	(19,330)	(1,420,366)	(18,173)	11.4
Health Care REITs
Care Property Invest NV	(56,716)	(848,858)	(554)	0.3
Healthcare Realty Trust, Inc.	(51,209)	(1,032,554)	12,471	(7.8)
Sabra Health Care REIT, Inc.	(58,131)	(1,183,151)	26,926	(16.8)
Hotel & Resort REITs
Park Hotels & Resorts, Inc.	(132,440)	(1,489,771)	(116,726)	73.0
Industrial REITs
Montea NV	(33,491)	(2,665,963)	58,937	(36.8)
Office REITs
Derwent London PLC	(163,521)	(3,741,108)	(166,592)	104.1
Great Portland Estates PLC	(592,742)	(2,405,723)	(83,408)	52.1
Inmobiliaria Colonial Socimi SA	(410,863)	(2,630,277)	(112,814)	70.5
Kilroy Realty Corp.	(26,372)	(905,245)	1,476	(0.9)
NSI NV	(17,535)	(350,200)	(8,997)	5.6
Workspace Group PLC	(285,313)	(1,262,046)	(85,068)	53.2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
11

Portfolio of Investments (continued)
May 31, 2026
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Real Estate Management & Development
Allreal Holding AG	(13,540)	(3,576,107)	(52,225)	32.6
Altra Fastigheter AB	(142,567)	(1,037,891)	(77,711)	48.6
Aroundtown SA	(994,955)	(2,830,827)	(111,786)	69.9
Atrium Ljungberg AB, Class B	(581,467)	(1,828,511)	(92,268)	57.7
Cibus Nordic Real Estate AB	(110,448)	(1,785,771)	(45,638)	28.5
Dios Fastigheter AB	(212,173)	(1,493,195)	(72,865)	45.6
Hufvudstaden AB	(90,330)	(1,197,133)	(36,538)	22.8
Intershop Holding AG	(9,460)	(2,112,685)	(61,582)	38.5
Mobimo Holding AG	(1,517)	(671,912)	(18,031)	11.3
Platzer Fastigheter Holding AB	(35,926)	(275,341)	(12,045)	7.5
Residential REITs
American Homes 4 Rent, Class A	(123,907)	(3,858,185)	(116,751)	73.0
Camden Property Trust	(19,852)	(2,064,923)	(50,506)	31.6
Grainger PLC	(1,039,124)	(2,135,493)	(76,940)	48.1
Sun Communities, Inc.	(3,642)	(442,201)	(8,169)	5.1
Retail REITs
Eurocommercial Properties NV	(27,420)	(922,218)	(10,077)	6.3
Hamborner REIT AG	(22,359)	(129,137)	(6,691)	4.2
Regency Centers Corp.	(19,726)	(1,507,254)	(18,552)	11.6
Supermarket Income REIT PLC	(1,815,580)	(1,982,680)	(56,485)	35.3
Total		(53,907,251)	(1,543,551)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/04/2027	USD	4,981,114	24,103	(2,969)	21,134	—
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	145,684	4,421,711	33,306	157.6
Office REITs
Brandywine Realty Trust	19,600	58,604	2,156	10.2
Total		4,480,315	35,462

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Retail REITs
Tanger, Inc.	(14,199)	(500,799)	(11,359)	(53.7)
Total		(500,799)	(11,359)

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs, and OBFR, SONIA, ESTR, SARON or STIBOR on short CFDs	Depreciation on underlying CFDs and OBFR, SONIA, ESTR, SARON or STIBOR plus a spread of 29.5-46.5 basis points on long CFDs	Monthly	UBS	12/01/2028	USD	38,775,334	(147,510)	(277,006)	—	(424,516)
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2026. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Industrial REITs
Americold Realty Trust, Inc.	44,877	668,822	35,298	(8.3)
Tritax Big Box REIT PLC	657,485	1,289,905	38,280	(9.0)
Residential REITs
Equity Residential	61,349	3,982,011	33,280	(7.8)
Retail REITs
Hammerson PLC	26,414	122,676	(126)	—
Mercialys SA	7,713	104,691	1,836	(0.4)
Unibail-Rodamco-Westfield	34,430	3,871,035	109,046	(25.7)
Specialized REITs
Big Yellow Group PLC	92,266	1,030,932	10,943	(2.6)
Extra Space Storage, Inc.	10,494	1,436,629	77,761	(18.3)
Total		12,506,701	306,318

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
ICADE	(111,747)	(2,643,862)	(94,029)	22.1
Hotel & Resort REITs
RLJ Lodging Trust	(285,750)	(2,639,626)	(140,721)	33.1
Industrial REITs
Terreno Realty Corp	(26,976)	(1,760,641)	(11,412)	2.7
Office REITs
Corporate Office Properties Trust	(26,994)	(859,554)	(5,873)	1.4
JBG Smith Properties	(50,056)	(722,307)	(12,015)	2.8
Real Estate Management & Development
Vonovia SE	(284,830)	(7,146,962)	47,949	(11.3)
Wallenstam AB	(298,660)	(1,266,593)	(35,073)	8.3
Residential REITs
UDR, Inc.	(53,238)	(1,964,955)	472	(0.1)
Retail REITs
Carmila SA	(17,593)	(339,311)	(1,526)	0.4
Urban Edge Properties	(149,399)	(3,239,462)	(113,052)	26.6
Specialized REITs
Crown Castle International Corp.	(15,402)	(1,364,403)	(44,880)	10.6
Shurgard Self Storage Ltd.	(42,290)	(1,176,135)	(35,986)	8.5
VICI Properties, Inc.	(40,840)	(1,144,822)	(7,682)	1.8
Total		(26,268,633)	(453,828)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
13

Portfolio of Investments (continued)
May 31, 2026
Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	3.620%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.007%
ESTR	Euro Short Term Rate	1.933%
OBFR	Overnight Bank Funding Rate	3.620%
SARON	Swiss Average Rate Overnight	(0.040)%
SOFR	Secured Overnight Financing Rate	3.620%
SONIA	Sterling Overnight Index Average	3.730%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.914%
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	259,653,120	237,741,391	(257,611,332)	56,327,543	296,110,722	—	40,388,669	6,559,044	21,901,681
Columbia Short-Term Cash Fund, 3.741%
	1,000,987,905	2,563,289,107	(2,490,401,435)	744	1,073,876,321	—	(72,872)	37,854,616	1,074,306,043
Total	1,260,641,025			56,328,287	1,369,987,043	—	40,315,797	44,413,660

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $232,106,051, which represents 8.97% of total net assets.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Adaptive Risk Allocation Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Currency Legend (continued)
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
15

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	296,110,722	—	—	296,110,722
Common Stocks
Financials	5	—	—	5
Health Care	635,091	—	—	635,091
Information Technology	—	1,194,284	—	1,194,284
Real Estate	152,884,282	111,295,603	—	264,179,885
Total Common Stocks	153,519,378	112,489,887	—	266,009,265
Foreign Government Obligations	—	331,645,051	—	331,645,051
Inflation-Indexed Bonds	—	381,020,485	—	381,020,485
Preferred Stocks
Real Estate	962,262	—	—	962,262
Total Preferred Stocks	962,262	—	—	962,262
Residential Mortgage-Backed Securities - Agency	—	105,919,539	—	105,919,539
U.S. Treasury Obligations	—	225,965,279	—	225,965,279
Money Market Funds	1,073,876,321	—	—	1,073,876,321
Total Investments in Securities	1,524,468,683	1,157,040,241	—	2,681,508,924
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,071,040	—	1,071,040
Futures Contracts	113,594,507	—	—	113,594,507
Swap Contracts	—	25,276,332	—	25,276,332
Liability
Forward Foreign Currency Exchange Contracts	—	(3,526,193)	—	(3,526,193)
Futures Contracts	(5,233,737)	—	—	(5,233,737)
Swap Contracts	—	(584,480)	—	(584,480)
Total	1,632,829,453	1,179,276,940	—	2,812,106,393
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Adaptive Risk Allocation Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,383,673,069)	$1,311,521,881
Affiliated issuers (cost $1,320,878,748)	1,369,987,043
Cash	307,929
Foreign currency (cost $13,172,215)	13,239,895
Cash collateral held at broker for:
TBA	271,000
Other(a)	580,000
Margin deposits on:
Futures contracts	78,750,606
Swap contracts	43,393,471
Unrealized appreciation on forward foreign currency exchange contracts	1,071,040
Unrealized appreciation on swap contracts	21,134
Receivable for:
Investments sold	40,536,412
Capital shares sold	214,814
Dividends	3,560,138
Interest	6,982,720
Foreign tax reclaims	524,473
Variation margin for futures contracts	2,179,093
Variation margin for swap contracts	12,635,312
Prepaid expenses	4,712
Deferred compensation of board members	222,059
Total assets	2,886,003,732
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	3,526,193
Unrealized depreciation on swap contracts	584,480
Payable for:
Investments purchased	185,405,702
Investments purchased on a delayed delivery basis	105,949,461
Capital shares redeemed	1,060,746
Variation margin for futures contracts	552,953
Variation margin for swap contracts	1,929,046
Management services fees	48,009
Distribution and/or service fees	1,646
Transfer agent fees	88,806
Compensation of board members	3,758
Other expenses	111,883
Deferred compensation of board members	348,906
Total liabilities	299,611,589
Net assets applicable to outstanding capital stock	$2,586,392,143
Represented by
Paid in capital	2,664,196,014
Total distributable earnings (loss)	(77,803,871)
Total - representing net assets applicable to outstanding capital stock	$2,586,392,143
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
17

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$130,042,767
Shares outstanding	11,244,398
Net asset value per share	$11.57
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.28
Class C
Net assets	$27,492,859
Shares outstanding	2,533,183
Net asset value per share	$10.85
Institutional Class
Net assets	$2,338,683,542
Shares outstanding	201,899,827
Net asset value per share	$11.58
Institutional 2 Class
Net assets	$55,124,068
Shares outstanding	4,739,543
Net asset value per share	$11.63
Institutional 3 Class
Net assets	$23,545,835
Shares outstanding	2,023,114
Net asset value per share	$11.64
Class S
Net assets	$11,503,072
Shares outstanding	992,866
Net asset value per share	$11.59

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Adaptive Risk Allocation Fund  | 2026

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$6,895,376
Dividends — affiliated issuers	44,413,660
Interest	35,788,497
Interfund lending	3,637
Foreign taxes withheld	(506,967)
Total income	86,594,203
Expenses:
Management services fees	16,542,238
Distribution and/or service fees
Class A	304,260
Class C	304,007
Transfer agent fees
Class A	54,728
Class C	13,700
Institutional Class	1,011,356
Institutional 2 Class	29,108
Institutional 3 Class	1,083
Class S	5,480
Custodian fees	141,612
Printing and postage fees	68,080
Registration fees	138,941
Accounting services fees	54,733
Legal fees	54,734
Interest on collateral	368
Compensation of chief compliance officer	403
Compensation of board members	36,059
Deferred compensation of board members	38,096
Other	52,489
Total expenses	18,851,475
Expense reduction	(40)
Total net expenses	18,851,435
Net investment income	67,742,768
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,073,300
Investments — affiliated issuers	40,315,797
Foreign currency translations	624,726
Forward foreign currency exchange contracts	6,838,216
Futures contracts	180,124,718
Swap contracts	19,317,244
Net realized gain	265,294,001
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	10,349,997
Investments — affiliated issuers	56,328,287
Foreign currency translations	(126,252)
Forward foreign currency exchange contracts	(3,574,274)
Futures contracts	72,330,336
Swap contracts	18,098,640
Net change in unrealized appreciation (depreciation)	153,406,734
Net realized and unrealized gain	418,700,735
Net increase in net assets resulting from operations	$486,443,503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
19

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$67,742,768	$91,799,983
Net realized gain (loss)	265,294,001	(22,010,399)
Net change in unrealized appreciation (depreciation)	153,406,734	123,067,712
Net increase in net assets resulting from operations	486,443,503	192,857,296
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,135,711)	(2,658,801)
Class C	(591,228)	(622,025)
Institutional Class	(63,031,775)	(54,835,498)
Institutional 2 Class	(1,513,311)	(1,009,415)
Institutional 3 Class	(632,000)	(546,974)
Class S	(330,317)	(383,575)
Total distributions to shareholders	(69,234,342)	(60,056,288)
Decrease in net assets from capital stock activity	(199,255,616)	(423,067,520)
Total increase (decrease) in net assets	217,953,545	(290,266,512)
Net assets at beginning of year	2,368,438,598	2,658,705,110
Net assets at end of year	$2,586,392,143	$2,368,438,598
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Adaptive Risk Allocation Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,369,884	14,780,337	1,558,820	15,132,804
Distributions reinvested	277,520	2,922,280	259,797	2,457,682
Shares redeemed	(2,232,357)	(23,848,421)	(3,782,008)	(36,803,267)
Net decrease	(584,953)	(6,145,804)	(1,963,391)	(19,212,781)
Advisor Class
Shares sold	—	—	136,843	1,345,381
Shares redeemed	—	—	(4,301,518)	(42,894,966)
Net decrease	—	—	(4,164,675)	(41,549,585)
Class C
Shares sold	156,903	1,594,430	188,175	1,722,702
Distributions reinvested	59,176	586,432	68,516	611,157
Shares redeemed	(1,197,724)	(12,103,371)	(1,899,614)	(17,337,457)
Net decrease	(981,645)	(9,922,509)	(1,642,923)	(15,003,598)
Institutional Class
Shares sold	21,868,705	235,391,607	25,565,052	248,814,047
Distributions reinvested	5,930,701	62,450,280	5,711,382	54,029,676
Shares redeemed	(44,315,200)	(476,495,466)	(68,348,039)	(664,164,801)
Net decrease	(16,515,794)	(178,653,579)	(37,071,605)	(361,321,078)
Institutional 2 Class
Shares sold	1,391,737	15,060,495	1,921,696	18,572,837
Distributions reinvested	143,170	1,513,311	106,254	1,009,415
Shares redeemed	(1,500,375)	(16,477,203)	(1,837,187)	(17,705,834)
Net increase	34,532	96,603	190,763	1,876,418
Institutional 3 Class
Shares sold	73,347	776,056	124,157	1,223,201
Distributions reinvested	59,735	632,000	57,576	546,974
Shares redeemed	(264,477)	(2,863,701)	(260,843)	(2,561,779)
Net decrease	(131,395)	(1,455,645)	(79,110)	(791,604)
Class S
Shares sold	139	1,500	1,920,419	19,183,820
Distributions reinvested	31,369	330,317	40,547	383,575
Shares redeemed	(325,314)	(3,506,499)	(674,294)	(6,632,687)
Net increase (decrease)	(293,806)	(3,174,682)	1,286,672	12,934,708
Total net decrease	(18,473,061)	(199,255,616)	(43,444,269)	(423,067,520)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$9.79	0.27	1.79	2.06	(0.28)	—	(0.28)
Year Ended 5/31/2025	$9.31	0.33	0.37	0.70	(0.22)	—	(0.22)
Year Ended 5/31/2024	$8.47	0.26	0.61	0.87	(0.03)	—	(0.03)
Year Ended 5/31/2023	$9.69	0.24	(0.80)	(0.56)	(0.66)	—	(0.66)
Year Ended 5/31/2022	$12.10	0.32	(0.59)	(0.27)	(0.42)	(1.72)	(2.14)
Class C
Year Ended 5/31/2026	$9.20	0.17	1.68	1.85	(0.20)	—	(0.20)
Year Ended 5/31/2025	$8.76	0.24	0.35	0.59	(0.15)	—	(0.15)
Year Ended 5/31/2024	$8.01	0.18	0.57	0.75	—	—	—
Year Ended 5/31/2023	$9.18	0.17	(0.76)	(0.59)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$11.57	0.23	(0.57)	(0.34)	(0.37)	(1.68)	(2.05)
Institutional Class
Year Ended 5/31/2026	$9.80	0.29	1.79	2.08	(0.30)	—	(0.30)
Year Ended 5/31/2025	$9.33	0.36	0.35	0.71	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.48	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.70	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.11	0.35	(0.59)	(0.24)	(0.44)	(1.73)	(2.17)
Institutional 2 Class
Year Ended 5/31/2026	$9.84	0.29	1.80	2.09	(0.30)	—	(0.30)
Year Ended 5/31/2025	$9.36	0.35	0.37	0.72	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.51	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.26	(0.81)	(0.55)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.15	0.32	(0.56)	(0.24)	(0.44)	(1.73)	(2.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Adaptive Risk Allocation Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$11.57	21.31%	0.98% (c)	0.98% (c),(d)	2.50%	167%	$130,043
Year Ended 5/31/2025	$9.79	7.57%	1.00% (c)	1.00% (c),(d)	3.42%	186%	$115,752
Year Ended 5/31/2024	$9.31	10.26%	1.01% (c)	1.01% (c),(d)	2.90%	190%	$128,468
Year Ended 5/31/2023	$8.47	(5.79% )	1.02% (c)	1.02% (c),(d)	2.71%	199%	$149,173
Year Ended 5/31/2022	$9.69	(3.62% )	1.00% (c)	1.00% (c)	2.82%	260%	$185,112
Class C
Year Ended 5/31/2026	$10.85	20.35%	1.73% (c)	1.73% (c),(d)	1.75%	167%	$27,493
Year Ended 5/31/2025	$9.20	6.74%	1.75% (c)	1.75% (c),(d)	2.68%	186%	$32,330
Year Ended 5/31/2024	$8.76	9.36%	1.76% (c)	1.76% (c),(d)	2.15%	190%	$45,206
Year Ended 5/31/2023	$8.01	(6.37% )	1.77% (c)	1.77% (c),(d)	1.95%	199%	$63,998
Year Ended 5/31/2022	$9.18	(4.39% )	1.75% (c)	1.75% (c)	2.11%	260%	$94,069
Institutional Class
Year Ended 5/31/2026	$11.58	21.58%	0.73% (c)	0.73% (c),(d)	2.75%	167%	$2,338,684
Year Ended 5/31/2025	$9.80	7.71%	0.75% (c)	0.75% (c),(d)	3.68%	186%	$2,140,251
Year Ended 5/31/2024	$9.33	10.63%	0.76% (c)	0.76% (c),(d)	3.15%	190%	$2,382,960
Year Ended 5/31/2023	$8.48	(5.52% )	0.77% (c)	0.77% (c),(d)	2.97%	199%	$3,190,280
Year Ended 5/31/2022	$9.70	(3.37% )	0.75% (c)	0.75% (c)	3.08%	260%	$3,693,809
Institutional 2 Class
Year Ended 5/31/2026	$11.63	21.58%	0.74% (c)	0.74% (c)	2.73%	167%	$55,124
Year Ended 5/31/2025	$9.84	7.79%	0.76% (c)	0.76% (c)	3.66%	186%	$46,287
Year Ended 5/31/2024	$9.36	10.58%	0.77% (c)	0.77% (c)	3.14%	190%	$42,265
Year Ended 5/31/2023	$8.51	(5.60% )	0.78% (c)	0.78% (c)	2.92%	199%	$54,968
Year Ended 5/31/2022	$9.74	(3.36% )	0.76% (c)	0.76% (c)	2.78%	260%	$63,729
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$9.84	0.30	1.81	2.11	(0.31)	—	(0.31)
Year Ended 5/31/2025	$9.37	0.37	0.34	0.71	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.52	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.16	0.36	(0.61)	(0.25)	(0.44)	(1.73)	(2.17)
Class S
Year Ended 5/31/2026	$9.80	0.29	1.80	2.09	(0.30)	—	(0.30)
Year Ended 5/31/2025(e)	$10.03	0.26	(0.25)(f)	0.01	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2026	5/31/2025	5/31/2024	5/31/2023	5/31/2022
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	0.01%
Class S	less than 0.01%	less than 0.01%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Adaptive Risk Allocation Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$11.64	21.74%	0.69% (c)	0.69% (c)	2.79%	167%	$23,546
Year Ended 5/31/2025	$9.84	7.72%	0.71% (c)	0.71% (c)	3.76%	186%	$21,209
Year Ended 5/31/2024	$9.37	10.61%	0.72% (c)	0.72% (c)	3.20%	190%	$20,927
Year Ended 5/31/2023	$8.52	(5.47% )	0.74% (c)	0.74% (c)	3.02%	199%	$19,005
Year Ended 5/31/2022	$9.74	(3.40% )	0.72% (c)	0.72% (c)	3.13%	260%	$19,579
Class S
Year Ended 5/31/2026	$11.59	21.68%	0.73% (c)	0.73% (c),(d)	2.74%	167%	$11,503
Year Ended 5/31/2025 (e)	$9.80	0.17%	0.76% (c)	0.76% (c)	4.14%	186%	$12,611
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2026
25

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
26
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
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27

Notes to Financial Statements (continued)
May 31, 2026
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
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Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
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29

Notes to Financial Statements (continued)
May 31, 2026
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
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Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Adaptive Risk Allocation Fund  | 2026
31

Notes to Financial Statements (continued)
May 31, 2026
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to the sectors disclosed on the Portfolio of Investments. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	25,255,198 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	109,959,884 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	21,134 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,071,040
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,634,623 *
Total		139,941,879

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,846,052 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	584,480 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,526,193
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,387,685 *
Total		9,344,410

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

32
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	18,203,314	18,203,314
Equity risk	—	185,809,693	1,113,930	186,923,623
Foreign exchange risk	6,838,216	—	—	6,838,216
Interest rate risk	—	(5,684,975)	—	(5,684,975)
Total	6,838,216	180,124,718	19,317,244	206,280,178

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	18,936,915	18,936,915
Equity risk	—	73,914,606	(838,275)	73,076,331
Foreign exchange risk	(3,574,274)	—	—	(3,574,274)
Interest rate risk	—	(1,584,270)	—	(1,584,270)
Total	(3,574,274)	72,330,336	18,098,640	86,854,702
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,676,599,579
Futures contracts — short	173,841,146
Credit default swap contracts — sell protection	885,760,823

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	485,748	(408,684)
Forward foreign currency exchange contracts	6,846,309	(7,148,028)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
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33

Notes to Financial Statements (continued)
May 31, 2026
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
34
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of May 31, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total
Assets
Centrally cleared credit default swap contracts(b)	$-	-	-	-	-	-	12,635,312	-	-	-	12,635,312
Forward foreign currency exchange contracts	143,733	-	148,053	604,952	82,280	12,168	-	-	-	79,854	1,071,040
OTC Swap arrangements - contracts for differences (c)	-	-	-	-	-	21,134	-	-	-	-	21,134
Total assets	143,733	-	148,053	604,952	82,280	33,302	12,635,312	-	-	79,854	13,727,486
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	1,929,046	-	-	-	1,929,046
Forward foreign currency exchange contracts	8,576	1,157,008	74,888	914,726	889,436	138,772	-	19,095	74,209	249,483	3,526,193
OTC Swap arrangements - contracts for differences(c)	-	-	159,964	-	-	-	-	-	424,516	-	584,480
Total liabilities	8,576	1,157,008	234,852	914,726	889,436	138,772	1,929,046	19,095	498,725	249,483	6,039,719
Total Financial and Derivative Net Assets	135,157	(1,157,008)	(86,799)	(309,774)	(807,156)	(105,470)	10,706,266	(19,095)	(498,725)	(169,629)	7,687,767
Total collateral received (pledged) (d)	-	-	(86,799)	-	-	(105,470)	-	-	(498,725)	-	(690,994)
Net amount (e)	$135,157	(1,157,008)	-	(309,774)	(807,156)	-	10,706,266	(19,095)	-	(169,629)	8,378,761

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap arrangements - contracts for difference are presented at unrealized appreciation or (depreciation), which is comprised of market value plus cash & other receivable (payable).

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
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35

Notes to Financial Statements (continued)
May 31, 2026
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
36
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The effective management services fee rate for the year ended May 31, 2026 was 0.66% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
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37

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.04
Class C	0.05
Institutional Class	0.04
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.05
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $40.
38
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	84,424
Class C	—	1.00 (b)	326

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	1.22
Class C	1.97
Institutional Class	0.97
Institutional 2 Class	0.98
Institutional 3 Class	0.93
Class S	0.97
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings,
Columbia Adaptive Risk Allocation Fund  | 2026
39

Notes to Financial Statements (continued)
May 31, 2026
infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, tax straddles, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, re-characterization of distributions for investments and swap investments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
17,581,892	(17,582,351)	459
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
69,234,342	—	69,234,342	60,056,288	—	60,056,288
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
24,035,219	—	(85,963,951)	(15,636,122)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,827,742,515	81,601,551	(97,237,673)	(15,636,122)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
40
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(85,963,951)	—	(85,963,951)	318,572,946
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,601,419,777 and $2,490,866,334, respectively, for the year ended May 31, 2026, of which $1,363,456,160 and $1,310,523,136, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,340,000	4.68	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Columbia Adaptive Risk Allocation Fund  | 2026
41

Notes to Financial Statements (continued)
May 31, 2026
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 84.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
42
Columbia Adaptive Risk Allocation Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Adaptive Risk Allocation Fund  | 2026
43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Adaptive Risk Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Adaptive Risk Allocation Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
44
Columbia Adaptive Risk Allocation Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Section 199A dividends
2.85%	3.22%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Columbia Adaptive Risk Allocation Fund  | 2026
45

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN214_(07/26)

Columbia Dividend Income Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Dividend Income Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 6.8%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	27,638,215	685,427,732
Comcast Corp., Class A	21,892,744	544,472,543
Total		1,229,900,275
Entertainment 1.4%
Walt Disney Co. (The)	6,656,001	677,780,582
Interactive Media & Services 2.2%
Alphabet, Inc., Class A	2,677,643	1,018,414,739
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	1,473,921	276,404,405
Total Communication Services		3,202,500,001
Consumer Discretionary 4.6%
Broadline Retail 0.8%
eBay, Inc.	3,536,082	386,387,680
Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	2,274,339	634,995,449
Specialty Retail 2.5%
Home Depot, Inc. (The)	1,959,171	621,331,491
TJX Companies, Inc. (The)	3,531,806	546,546,978
Total		1,167,878,469
Total Consumer Discretionary		2,189,261,598
Consumer Staples 8.2%
Beverages 2.1%
Coca-Cola Co. (The)	7,631,321	602,950,672
PepsiCo, Inc.	2,532,984	365,230,963
Total		968,181,635
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	7,998,609	925,838,992
Household Products 1.9%
Procter & Gamble Co. (The)	6,275,271	900,877,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	8,630,232	600,491,542
Philip Morris International, Inc.	2,604,060	461,908,163
Total		1,062,399,705
Total Consumer Staples		3,857,298,237
Energy 6.5%
Oil, Gas & Consumable Fuels 6.5%
Chevron Corp.	5,955,212	1,086,587,981
ConocoPhillips Co.	5,528,849	630,178,209
EOG Resources, Inc.	2,049,179	273,319,495
Exxon Mobil Corp.	4,539,607	659,423,313
Valero Energy Corp.	1,664,457	407,492,363
Total		3,057,001,361
Total Energy		3,057,001,361
Financials 19.2%
Banks 8.2%
Bank of America Corp.	18,371,208	947,954,333
JPMorgan Chase & Co.	5,948,027	1,780,303,961
PNC Financial Services Group, Inc. (The)	2,708,751	598,959,021
Wells Fargo & Co.	6,944,141	538,448,693
Total		3,865,666,008
Capital Markets 6.6%
Bank of New York Mellon Corp. (The)	7,227,829	1,007,776,197
Blackrock, Inc.	517,890	542,168,683
CME Group, Inc.	2,228,288	609,525,900
Morgan Stanley	4,640,852	965,297,216
Total		3,124,767,996
Consumer Finance 0.7%
American Express Co.	953,809	301,851,934
Financial Services 0.9%
Visa, Inc., Class A	1,239,718	404,594,367
Insurance 2.8%
Chubb Ltd.	2,991,133	932,425,890
Marsh & McLennan Companies, Inc.	2,506,147	400,908,336
Total		1,333,334,226
Total Financials		9,030,214,531
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.9%
Biotechnology 2.6%
AbbVie, Inc.	3,286,896	715,622,997
Gilead Sciences, Inc.	3,660,654	492,101,717
Total		1,207,724,714
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	5,585,715	478,137,204
Medtronic PLC	4,945,976	365,062,489
Total		843,199,693
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	1,599,916	608,464,054
Pharmaceuticals 6.2%
AstraZeneca PLC	2,325,596	431,793,409
Bristol-Myers Squibb Co.	5,654,556	323,327,512
Johnson & Johnson	7,113,980	1,602,993,113
Merck & Co., Inc.	4,893,748	580,985,763
Total		2,939,099,797
Total Health Care		5,598,488,258
Industrials 11.6%
Aerospace & Defense 2.6%
General Dynamics Corp.	1,292,599	448,299,185
L3Harris Technologies, Inc.	1,437,866	453,186,606
Northrop Grumman Corp.	538,653	303,627,923
Total		1,205,113,714
Building Products 1.0%
Trane Technologies PLC	1,067,777	481,887,760
Commercial Services & Supplies 1.0%
Waste Management, Inc.	2,169,096	458,677,040
Electrical Equipment 0.9%
Emerson Electric Co.	3,009,915	432,885,975
Ground Transportation 2.1%
CSX Corp.	8,819,717	399,180,392
Union Pacific Corp.	2,171,724	570,381,591
Total		969,561,983
Industrial Conglomerates 1.0%
Honeywell International, Inc.	2,049,373	487,463,862
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.5%
Illinois Tool Works, Inc.	1,552,453	383,890,578
Parker-Hannifin Corp.	947,298	800,116,309
Total		1,184,006,887
Professional Services 0.5%
Automatic Data Processing, Inc.	1,113,139	246,938,756
Total Industrials		5,466,535,977
Information Technology 19.9%
Communications Equipment 3.9%
Cisco Systems, Inc.	11,701,710	1,409,119,918
Motorola Solutions, Inc.	1,015,230	409,421,955
Total		1,818,541,873
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity PLC	1,240,919	264,824,524
IT Services 1.5%
International Business Machines Corp.	2,412,767	718,522,013
Semiconductors & Semiconductor Equipment 10.4%
Analog Devices, Inc.	3,417,855	1,414,479,292
Broadcom, Inc.	2,610,088	1,166,109,016
KLA Corp.	407,409	782,921,949
Lam Research Corp.	2,587,425	823,266,886
QUALCOMM, Inc.	1,486,431	373,123,910
Texas Instruments, Inc.	1,189,002	363,454,131
Total		4,923,355,184
Software 2.2%
Microsoft Corp.	2,318,804	1,044,018,313
Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.	2,041,388	637,035,539
Total Information Technology		9,406,297,446
Materials 2.3%
Chemicals 1.4%
Linde PLC	1,309,186	651,568,780
Containers & Packaging 0.9%
Avery Dennison Corp.	1,234,947	196,443,020
Packaging Corp. of America	1,095,477	239,810,870
Total		436,253,890
Total Materials		1,087,822,670
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Dividend Income Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.7%
Health Care REITs 0.5%
Welltower, Inc.	1,138,097	233,685,457
Industrial REITs 0.5%
Prologis, Inc.	1,660,242	238,194,920
Residential REITs 0.3%
AvalonBay Communities, Inc.	945,488	172,561,015
Specialized REITs 0.4%
Public Storage	584,303	177,446,978
Total Real Estate		821,888,370
Utilities 5.5%
Electric Utilities 3.6%
American Electric Power Co., Inc.	2,839,868	359,726,079
Entergy Corp.	5,444,094	593,678,451
NextEra Energy, Inc.	2,799,635	243,596,241
Southern Co. (The)	5,387,833	495,950,028
Total		1,692,950,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.9%
Ameren Corp.	2,269,047	244,989,004
CMS Energy Corp.	2,493,226	180,933,411
DTE Energy Co.	1,100,795	157,270,582
WEC Energy Group, Inc.	2,920,054	324,271,997
Total		907,464,994
Total Utilities		2,600,415,793
Total Common Stocks (Cost $24,814,202,974)		46,317,724,242

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(a),(b)	797,534,343	797,215,329
Total Money Market Funds (Cost $797,192,308)		797,215,329
Total Investments in Securities (Cost: $25,611,395,282)		47,114,939,571
Other Assets & Liabilities, Net		52,701,887
Net Assets		47,167,641,458
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	727,069,445	4,018,565,337	(3,948,377,325)	(42,128)	797,215,329	34,276	29,627,409	797,534,343
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,202,500,001	—	—	3,202,500,001
Consumer Discretionary	2,189,261,598	—	—	2,189,261,598
Consumer Staples	3,857,298,237	—	—	3,857,298,237
Energy	3,057,001,361	—	—	3,057,001,361
Financials	9,030,214,531	—	—	9,030,214,531
Health Care	5,598,488,258	—	—	5,598,488,258
Industrials	5,466,535,977	—	—	5,466,535,977
Information Technology	9,406,297,446	—	—	9,406,297,446
Materials	1,087,822,670	—	—	1,087,822,670
Real Estate	821,888,370	—	—	821,888,370
Utilities	2,600,415,793	—	—	2,600,415,793
Total Common Stocks	46,317,724,242	—	—	46,317,724,242
Money Market Funds	797,215,329	—	—	797,215,329
Total Investments in Securities	47,114,939,571	—	—	47,114,939,571
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Dividend Income Fund  | 2026

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $24,814,202,974)	$46,317,724,242
Affiliated issuers (cost $797,192,308)	797,215,329
Receivable for:
Capital shares sold	28,790,738
Dividends	73,209,214
Foreign tax reclaims	241,979
Prepaid expenses	39,151
Deferred compensation of board members	1,252,162
Total assets	47,218,472,815
Liabilities
Payable for:
Capital shares redeemed	43,536,203
Management services fees	679,258
Distribution and/or service fees	75,088
Transfer agent fees	3,372,987
Compensation of board members	49,557
Other expenses	839,298
Deferred compensation of board members	2,278,966
Total liabilities	50,831,357
Net assets applicable to outstanding capital stock	$47,167,641,458
Represented by
Paid in capital	23,379,856,373
Total distributable earnings (loss)	23,787,785,085
Total - representing net assets applicable to outstanding capital stock	$47,167,641,458
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
7

Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$5,370,475,514
Shares outstanding	138,320,664
Net asset value per share	$38.83
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$41.20
Class C
Net assets	$1,279,074,464
Shares outstanding	34,331,700
Net asset value per share	$37.26
Institutional Class
Net assets	$24,651,681,534
Shares outstanding	634,028,666
Net asset value per share	$38.88
Institutional 2 Class
Net assets	$4,122,774,471
Shares outstanding	103,823,863
Net asset value per share	$39.71
Institutional 3 Class
Net assets	$10,323,791,619
Shares outstanding	259,451,679
Net asset value per share	$39.79
Class R
Net assets	$229,716,192
Shares outstanding	5,912,348
Net asset value per share	$38.85
Class S
Net assets	$1,190,127,664
Shares outstanding	30,603,165
Net asset value per share	$38.89
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Dividend Income Fund  | 2026

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$989,751,623
Dividends — affiliated issuers	29,627,409
Total income	1,019,379,032
Expenses:
Management services fees	237,254,985
Distribution and/or service fees
Class A	12,680,442
Class C	12,813,757
Class R	1,087,894
Transfer agent fees
Class A	5,447,493
Class C	1,376,874
Institutional Class	25,386,866
Institutional 2 Class	2,064,265
Institutional 3 Class	419,197
Class R	233,695
Class S	1,372,345
Custodian fees	185,345
Printing and postage fees	1,363,433
Registration fees	385,059
Accounting services fees	32,824
Legal fees	702,839
Compensation of chief compliance officer	7,349
Compensation of board members	469,954
Deferred compensation of board members	344,721
Other	599,108
Total expenses	304,228,445
Expense reduction	(1,289)
Total net expenses	304,227,156
Net investment income	715,151,876
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,234,360,097
Investments — affiliated issuers	34,276
Net realized gain	3,234,394,373
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,501,604,412
Investments — affiliated issuers	(42,128)
Net change in unrealized appreciation (depreciation)	4,501,562,284
Net realized and unrealized gain	7,735,956,657
Net increase in net assets resulting from operations	$8,451,108,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$715,151,876	$716,287,248
Net realized gain	3,234,394,373	1,565,041,926
Net change in unrealized appreciation (depreciation)	4,501,562,284	2,011,127,929
Net increase in net assets resulting from operations	8,451,108,533	4,292,457,103
Distributions to shareholders
Net investment income and net realized gains
Class A	(253,233,692)	(255,428,003)
Advisor Class	—	(31,493,940)
Class C	(56,964,013)	(65,550,956)
Institutional Class	(1,245,809,551)	(1,237,288,595)
Institutional 2 Class	(203,220,240)	(205,225,278)
Institutional 3 Class	(512,292,393)	(514,772,733)
Class R	(10,306,531)	(10,561,352)
Class S	(65,589,382)	(67,127,339)
Total distributions to shareholders	(2,347,415,802)	(2,387,448,196)
Increase (decrease) in net assets from capital stock activity	(967,044,509)	251,318,294
Total increase in net assets	5,136,648,222	2,156,327,201
Net assets at beginning of year	42,030,993,236	39,874,666,035
Net assets at end of year	$47,167,641,458	$42,030,993,236
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Dividend Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	19,381,022	712,752,506	21,602,233	728,795,326
Distributions reinvested	5,718,597	207,799,781	6,306,060	212,199,175
Shares redeemed	(24,939,439)	(918,636,115)	(26,874,837)	(907,496,563)
Net increase	160,180	1,916,172	1,033,456	33,497,938
Advisor Class
Shares sold	—	—	8,609,118	297,495,849
Distributions reinvested	—	—	911,471	31,241,887
Shares redeemed	—	—	(116,178,429)	(4,233,070,551)
Net decrease	—	—	(106,657,840)	(3,904,332,815)
Class C
Shares sold	3,916,474	138,842,261	4,803,748	156,192,369
Distributions reinvested	1,509,842	52,817,849	1,828,292	59,261,898
Shares redeemed	(9,410,344)	(333,294,770)	(10,530,554)	(342,539,914)
Net decrease	(3,984,028)	(141,634,660)	(3,898,514)	(127,085,647)
Institutional Class
Shares sold	97,325,095	3,582,910,481	216,112,907	7,526,842,609
Distributions reinvested	31,111,549	1,130,962,825	33,253,539	1,119,621,971
Shares redeemed	(138,284,339)	(5,113,848,878)	(191,517,838)	(6,508,387,568)
Net increase (decrease)	(9,847,695)	(399,975,572)	57,848,608	2,138,077,012
Institutional 2 Class
Shares sold	17,657,722	664,472,026	19,349,109	665,939,356
Distributions reinvested	5,405,919	200,596,173	5,886,211	202,144,736
Shares redeemed	(24,209,103)	(912,164,936)	(22,878,927)	(787,834,536)
Net increase (decrease)	(1,145,462)	(47,096,737)	2,356,393	80,249,556
Institutional 3 Class
Shares sold	50,055,757	1,886,626,372	64,035,517	2,230,886,403
Distributions reinvested	9,748,070	362,397,699	10,378,276	357,082,563
Shares redeemed	(61,217,641)	(2,306,644,734)	(55,830,776)	(1,925,293,614)
Net increase (decrease)	(1,413,814)	(57,620,663)	18,583,017	662,675,352
Class R
Shares sold	929,716	34,236,767	1,061,071	35,834,684
Distributions reinvested	282,684	10,288,303	313,174	10,551,643
Shares redeemed	(1,228,684)	(45,322,230)	(1,522,824)	(51,512,637)
Net decrease	(16,284)	(797,160)	(148,579)	(5,126,310)
Class S
Shares sold	1,839,248	67,778,960	44,496,527	1,554,336,638
Distributions reinvested	1,805,058	65,574,525	1,992,010	67,116,129
Shares redeemed	(12,263,565)	(455,189,374)	(7,266,113)	(248,089,559)
Net increase (decrease)	(8,619,259)	(321,835,889)	39,222,424	1,373,363,208
Total net increase (decrease)	(24,866,362)	(967,044,509)	8,338,965	251,318,294
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$33.92	0.50	6.27	6.77	(0.53)	(1.33)	(1.86)
Year Ended 5/31/2025	$32.37	0.51	2.94	3.45	(0.51)	(1.39)	(1.90)
Year Ended 5/31/2024	$28.21	0.52	5.07	5.59	(0.52)	(0.91)	(1.43)
Year Ended 5/31/2023	$29.77	0.52	(1.02)	(0.50)	(0.50)	(0.56)	(1.06)
Year Ended 5/31/2022	$29.50	0.42	0.71	1.13	(0.41)	(0.45)	(0.86)
Class C
Year Ended 5/31/2026	$32.60	0.22	6.03	6.25	(0.26)	(1.33)	(1.59)
Year Ended 5/31/2025	$31.17	0.25	2.83	3.08	(0.26)	(1.39)	(1.65)
Year Ended 5/31/2024	$27.21	0.28	4.88	5.16	(0.29)	(0.91)	(1.20)
Year Ended 5/31/2023	$28.73	0.29	(0.96)	(0.67)	(0.29)	(0.56)	(0.85)
Year Ended 5/31/2022	$28.49	0.19	0.68	0.87	(0.18)	(0.45)	(0.63)
Institutional Class
Year Ended 5/31/2026	$33.96	0.59	6.28	6.87	(0.62)	(1.33)	(1.95)
Year Ended 5/31/2025	$32.41	0.59	2.95	3.54	(0.60)	(1.39)	(1.99)
Year Ended 5/31/2024	$28.25	0.60	5.06	5.66	(0.59)	(0.91)	(1.50)
Year Ended 5/31/2023	$29.81	0.59	(1.01)	(0.42)	(0.58)	(0.56)	(1.14)
Year Ended 5/31/2022	$29.53	0.50	0.71	1.21	(0.48)	(0.45)	(0.93)
Institutional 2 Class
Year Ended 5/31/2026	$34.65	0.63	6.40	7.03	(0.64)	(1.33)	(1.97)
Year Ended 5/31/2025	$33.03	0.62	3.00	3.62	(0.61)	(1.39)	(2.00)
Year Ended 5/31/2024	$28.76	0.62	5.17	5.79	(0.61)	(0.91)	(1.52)
Year Ended 5/31/2023	$30.33	0.62	(1.04)	(0.42)	(0.59)	(0.56)	(1.15)
Year Ended 5/31/2022	$30.03	0.52	0.73	1.25	(0.50)	(0.45)	(0.95)
Institutional 3 Class
Year Ended 5/31/2026	$34.72	0.64	6.42	7.06	(0.66)	(1.33)	(1.99)
Year Ended 5/31/2025	$33.09	0.64	3.01	3.65	(0.63)	(1.39)	(2.02)
Year Ended 5/31/2024	$28.81	0.64	5.17	5.81	(0.62)	(0.91)	(1.53)
Year Ended 5/31/2023	$30.38	0.63	(1.03)	(0.40)	(0.61)	(0.56)	(1.17)
Year Ended 5/31/2022	$30.08	0.54	0.73	1.27	(0.52)	(0.45)	(0.97)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Dividend Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$38.83	20.39%	0.89%	0.89% (c)	1.36%	19%	$5,370,476
Year Ended 5/31/2025	$33.92	10.77%	0.90%	0.90% (c)	1.51%	16%	$4,686,133
Year Ended 5/31/2024	$32.37	20.23%	0.90%	0.90% (c)	1.70%	14%	$4,438,351
Year Ended 5/31/2023	$28.21	(1.71% )	0.91%	0.91% (c)	1.81%	17%	$3,967,471
Year Ended 5/31/2022	$29.77	3.80%	0.90%	0.90% (c)	1.38%	16%	$4,392,792
Class C
Year Ended 5/31/2026	$37.26	19.51%	1.64%	1.64% (c)	0.62%	19%	$1,279,074
Year Ended 5/31/2025	$32.60	9.93%	1.65%	1.65% (c)	0.76%	16%	$1,249,265
Year Ended 5/31/2024	$31.17	19.31%	1.65%	1.65% (c)	0.95%	14%	$1,315,823
Year Ended 5/31/2023	$27.21	(2.42% )	1.66%	1.66% (c)	1.06%	17%	$1,231,203
Year Ended 5/31/2022	$28.73	3.01%	1.65%	1.65% (c)	0.63%	16%	$1,350,125
Institutional Class
Year Ended 5/31/2026	$38.88	20.69%	0.64%	0.64% (c)	1.61%	19%	$24,651,682
Year Ended 5/31/2025	$33.96	11.03%	0.65%	0.65% (c)	1.76%	16%	$21,868,333
Year Ended 5/31/2024	$32.41	20.51%	0.65%	0.65% (c)	1.95%	14%	$18,992,524
Year Ended 5/31/2023	$28.25	(1.45% )	0.66%	0.66% (c)	2.06%	17%	$16,392,771
Year Ended 5/31/2022	$29.81	4.09%	0.65%	0.65% (c)	1.63%	16%	$17,707,133
Institutional 2 Class
Year Ended 5/31/2026	$39.71	20.75%	0.59%	0.59%	1.67%	19%	$4,122,774
Year Ended 5/31/2025	$34.65	11.10%	0.59%	0.59%	1.82%	16%	$3,637,136
Year Ended 5/31/2024	$33.03	20.59%	0.59%	0.59%	2.00%	14%	$3,388,853
Year Ended 5/31/2023	$28.76	(1.40% )	0.60%	0.60%	2.12%	17%	$2,799,839
Year Ended 5/31/2022	$30.33	4.16%	0.59%	0.59%	1.69%	16%	$2,972,324
Institutional 3 Class
Year Ended 5/31/2026	$39.79	20.80%	0.54%	0.54%	1.72%	19%	$10,323,792
Year Ended 5/31/2025	$34.72	11.16%	0.54%	0.54%	1.87%	16%	$9,056,549
Year Ended 5/31/2024	$33.09	20.64%	0.55%	0.55%	2.06%	14%	$8,016,124
Year Ended 5/31/2023	$28.81	(1.36% )	0.55%	0.55%	2.17%	17%	$7,272,474
Year Ended 5/31/2022	$30.38	4.20%	0.55%	0.55%	1.74%	16%	$7,668,907
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 5/31/2026	$33.94	0.41	6.27	6.68	(0.44)	(1.33)	(1.77)
Year Ended 5/31/2025	$32.39	0.42	2.95	3.37	(0.43)	(1.39)	(1.82)
Year Ended 5/31/2024	$28.23	0.44	5.07	5.51	(0.44)	(0.91)	(1.35)
Year Ended 5/31/2023	$29.79	0.45	(1.02)	(0.57)	(0.43)	(0.56)	(0.99)
Year Ended 5/31/2022	$29.51	0.35	0.71	1.06	(0.33)	(0.45)	(0.78)
Class S
Year Ended 5/31/2026	$33.97	0.59	6.28	6.87	(0.62)	(1.33)	(1.95)
Year Ended 5/31/2025(d)	$34.91	0.38	0.36	0.74	(0.29)	(1.39)	(1.68)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Dividend Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 5/31/2026	$38.85	20.08%	1.14%	1.14% (c)	1.11%	19%	$229,716
Year Ended 5/31/2025	$33.94	10.48%	1.15%	1.15% (c)	1.26%	16%	$201,224
Year Ended 5/31/2024	$32.39	19.92%	1.15%	1.15% (c)	1.45%	14%	$196,824
Year Ended 5/31/2023	$28.23	(1.96% )	1.15%	1.15% (c)	1.56%	17%	$192,439
Year Ended 5/31/2022	$29.79	3.56%	1.15%	1.15% (c)	1.13%	16%	$229,025
Class S
Year Ended 5/31/2026	$38.89	20.68%	0.64%	0.64% (c)	1.62%	19%	$1,190,128
Year Ended 5/31/2025 (d)	$33.97	2.19%	0.66%	0.66%	1.73%	16%	$1,332,352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Dividend Income Fund  | 2026
15

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Dividend Income Fund  | 2026
17

Notes to Financial Statements (continued)
May 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5025% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.5252% of the Fund’s average daily net assets.
18
Columbia Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,289.
Columbia Dividend Income Fund  | 2026
19

Notes to Financial Statements (continued)
May 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	3,256,731
Class C	—	1.00 (b)	57,098

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2025 through September 30, 2026 (%)	Prior to October 1, 2025 (%)
Class A	1.07	1.04
Class C	1.82	1.79
Institutional Class	0.82	0.79
Institutional 2 Class	0.76	0.74
Institutional 3 Class	0.72	0.69
Class R	1.32	1.29
Class S	0.82	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
20
Columbia Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(167,988,000)	167,988,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
738,771,347	1,608,644,455	2,347,415,802	714,715,641	1,672,732,555	2,387,448,196
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
98,991,390	2,202,716,848	—	21,488,355,813
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
25,626,583,758	21,924,303,912	(435,948,099)	21,488,355,813
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Dividend Income Fund  | 2026
21

Notes to Financial Statements (continued)
May 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,351,763,699 and $10,993,102,366, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
22
Columbia Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Dividend Income Fund  | 2026
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Dividend Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
24
Columbia Dividend Income Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$3,401,243,098
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Dividend Income Fund  | 2026
25

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN139_(07/26)

Columbia High Yield Municipal Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Municipal Fund | 2026

Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 1.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 1.0%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	2.850%	3,000,000	3,000,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.850%	1,800,000	1,800,000
Total			4,800,000
Total Floating Rate Notes (Cost $4,800,000)			4,800,000

Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Baldwin County Industrial Development Authority(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2025 (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,023,737
Baldwin County Industrial Development Authority(b),(c),(d)
Revenue Bonds
Novelis Corp. Project
Series 2026 (Mandatory Put 03/01/33)
03/01/2056	4.300%	2,000,000	1,965,817
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,031,598
Series 2024A (Mandatory Put 09/01/32)
05/01/2055	5.250%	2,000,000	2,078,187
Black Belt Energy Gas District
Revenue Bonds
Gas Project
Series 2025G
10/01/2035	5.000%	1,660,000	1,753,755
Series 2026F
06/01/2036	5.000%	1,000,000	1,046,235
Total			9,899,329
Arizona 2.7%
Arizona Industrial Development Authority(c),(e)
Revenue Bonds
Legacy Cares, Inc. Project
Series 2020
07/01/2050	0.000%	3,000,000	300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
07/01/2051	0.000%	500,000	50
Arizona Industrial Development Authority(c)
Revenue Bonds
Pinecrest Academy of Northern Nevada Project
Series 2022
07/15/2029	4.500%	2,500,000	2,441,301
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	4,400,000	3,348,074
Revenue Bonds
La Posada at Pusch Ridge Project
Series 2022
11/15/2057	7.000%	1,000,000	1,062,827
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	1,500,000	1,476,720
Series 2018
02/15/2048	5.000%	1,000,000	972,268
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2024
07/01/2044	4.250%	600,000	539,534
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Sun Valley Academy Project
Series 2024A
07/01/2063	6.750%	1,000,000	1,028,861
Sierra Vista Industrial Development Authority(c)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2054	5.000%	2,000,000	1,741,515
Total			12,611,450
Arkansas 0.4%
Arkansas Development Finance Authority(d)
Revenue Bonds
Green Bonds - United States Steel Corp. Project
Series 2023
05/01/2053	5.700%	2,000,000	2,051,480
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
3

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 5.9%
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/34)
10/01/2055	5.000%	3,000,000	3,055,069
California Municipal Finance Authority(c)
Revenue Bonds
Catalyst Impact Fund Housing
Series 2024
01/01/2039	6.000%	2,000,000	2,092,707
California Municipal Finance Authority(c),(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,835,000	36,700
California Public Finance Authority(c)
Revenue Bonds
The James
Series 2024A
06/01/2054	6.500%	1,500,000	1,437,104
06/01/2059	6.375%	1,500,000	1,397,223
California Public Finance Authority(b),(c)
Revenue Bonds
The Marisol
Series 2026A (Mandatory Put 04/01/33)
04/01/2066	5.100%	1,500,000	1,505,343
California School Finance Authority(c)
Revenue Notes
GAN Series 2025
12/01/2026	4.400%	2,000,000	2,002,354
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Subordinated Series 2025
05/15/2055	5.000%	150,000	153,305
05/15/2055	5.500%	295,000	313,513
CMFA Special Finance Agency(c)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	2,000,000	1,551,302
Hastings Campus Housing Finance Authority(c),(f)
Revenue Bonds
Green Bonds
Subordinated Series 2020A
07/01/2061	0.000%	3,000,000	1,486,347
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2039	6.500%	5,000,000	6,157,738
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority(d)
Revenue Bonds
Private Activity
Series 2023
07/01/2053	5.000%	2,000,000	2,028,219
Series 2025
07/01/2055	5.500%	1,000,000	1,061,935
San Francisco City & County Airport Commission(d)
Revenue Bonds
Second Series 2025A
05/01/2055	5.500%	2,250,000	2,385,601
San Joaquin Valley Clean Energy Authority(b)
Revenue Bonds
Clean Energy Project
Series 2025 (Mandatory Put 07/01/35)
01/01/2056	5.500%	500,000	553,786
Total			27,218,246
Colorado 9.0%
Arista Metropolitan District(g)
Limited General Obligation Refunding Bonds
Subordinated Series 2023B
12/15/2039	8.250%	1,000,000	1,011,482
Canyons Metropolitan District No. 5(h)
Limited General Obligation Refunding Bonds
Subordinated Series 2024B
12/15/2054	6.500%	1,250,000	1,250,082
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,000,000	5,080,544
Colorado Educational & Cultural Facilities Authority(c)
Refunding Revenue Bonds
New Summit Charter Academy Project
Series 2021
07/01/2061	4.000%	1,940,000	1,332,382
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	3,250,000	2,855,019
Revenue Bonds
NJH-SJH Center for Outpatient Health Project
Series 2019
01/01/2045	3.000%	5,000,000	4,053,168
Eagle Brook Meadows Metropolitan District No. 3(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.000%	1,500,000	1,412,318
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	3,000,000	3,057,954
Fraser Housing Authority(c),(i)
Revenue Bonds
St. Louis Landing Project
Series 2026
12/01/2065	6.125%	1,000,000	1,023,796
Lanterns Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021A
12/01/2050	4.500%	2,830,000	2,217,286
Mineral Business Improvement District(c)
Limited General Obligation Bonds
Series 2024A
12/01/2054	5.750%	1,250,000	1,246,813
Parterre Metropolitan District No. 5
Limited General Obligation Bonds
Series 2025A
12/01/2055	6.125%	1,000,000	1,050,593
Prairie Center Metropolitan District No. 3
Limited General Obligation Bonds
Series 2024B
12/15/2046	5.875%	1,000,000	1,057,261
Limited General Obligation Refunding Bonds
Series 2024A
12/15/2046	5.875%	1,000,000	1,057,287
Prairie Point Community Authority Board Special Improvement District No. 1
Special Assessment Bonds
Series 2026
12/01/2045	5.750%	1,500,000	1,529,370
Redtail Ridge Metropolitan District(f)
Limited General Obligation Bonds
Series 2025
12/01/2032	0.000%	3,500,000	2,268,714
RRC Metropolitan District No. 2(g)
Limited General Obligation Bonds
Series 2021
12/01/2051	5.250%	2,500,000	2,205,450
Sagebrush Farm Metropolitan District No. 1
Limited General Obligation Bonds
Series 2022A
12/01/2052	6.750%	2,000,000	2,074,871
Sky Ranch Community Authority Board
Limited General Obligation Bonds
Series 2022A
12/01/2052	5.750%	1,250,000	1,267,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Ranch Community Authority Board
Refunding Revenue Bonds
Series 2022A
12/01/2053	6.750%	2,000,000	2,097,455
Special Assessment Bonds
Special Improvement District No. 1
Series 2024
12/01/2043	5.625%	500,000	519,664
Waterfront at Foster Lake Metropolitan District No. 2(g)
Revenue Bonds
Series 2022
12/01/2028	4.625%	2,000,000	1,861,669
Total			41,531,134
Connecticut 0.4%
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2033	5.375%	2,000,000	2,026,508
Florida 6.8%
Capital Projects Finance Authority(c)
Revenue Bonds
Millenia Orlando Project
Series 2025A
01/01/2055	7.250%	1,000,000	1,059,929
Capital Trust Agency, Inc.(c),(e)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2050	0.000%	3,550,000	426,000
Capital Trust Agency, Inc.(c)
Revenue Bonds
WFCS Portfolio Projects
Series 2021A
01/01/2031	3.300%	205,000	195,110
Capital Trust Agency, Inc.(c),(f)
Subordinated
07/01/2061	0.000%	30,000,000	2,625,984
Capital Trust Authority(c)
Revenue Bonds
IPS Enterprises, Inc.
Series 2023A
06/15/2058	6.375%	700,000	713,284
Capital Trust Authority(c),(d)
Revenue Bonds
MVM Landfill LLC Project
Series 2024
12/01/2044	6.875%	1,000,000	1,057,870
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
5

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(f)
Revenue Bonds
Series 2020A
09/01/2053	0.000%	1,800,000	444,709
County of Miami-Dade(f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/2041	0.000%	10,000,000	5,343,814
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2 (AGM)
10/01/2051	0.000%	2,000,000	511,052
10/01/2053	0.000%	3,000,000	679,560
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Mayflower Retirement Community Project (The)
Series 2021
06/01/2055	4.000%	1,500,000	1,116,399
Renaissance Character School, Inc. Projects
Series 2025
06/15/2055	6.000%	2,100,000	2,154,974
Renaissance Charter School
Series 2020
09/15/2050	5.000%	2,200,000	1,972,306
Revenue Bonds
Discovery High School Project
Series 2020
06/01/2055	5.000%	2,000,000	1,315,873
The Henry Project
Series 2024A1
06/01/2059	5.250%	1,000,000	966,832
Florida Local Government Finance Commission(c)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2055	6.750%	1,500,000	1,585,025
The Sanctuary at Village of the Isle Project
Series 2025
12/22/2030	11.000%	1,000,000	1,048,571
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	3,000,000	2,769,001
Miami-Dade County Industrial Development Authority(b),(c)
Revenue Bonds
Casa Properties LLC Project
Series 2026 (Mandatory Put 07/01/36)
07/01/2065	5.375%	2,000,000	2,073,478
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Seminole County Industrial Development Authority(c)
Revenue Bonds
Galileo Schools for Gifted Learning Project
Series 2021
06/15/2051	4.000%	830,000	648,925
06/15/2056	4.000%	1,410,000	1,057,415
Village Community Development District No. 15(c)
Special Assessment Bonds
Series 2024
05/01/2055	4.800%	1,485,000	1,411,865
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/2037	5.800%	180,000	180,052
Total			31,358,028
Georgia 1.9%
Atlanta Development Authority (The)(c)
Tax Allocation Bonds
Westside Gulch Area Project
Series 2024A
04/01/2034	5.000%	2,250,000	2,307,882
City of Atlanta Department of Aviation(d)
Revenue Bonds
Sustainable Bonds
Series 2025B-1
07/01/2050	5.250%	1,000,000	1,040,750
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	1,500,000	1,500,058
Main Street Energy, Inc.
Revenue Bonds
Energy Project
Series 2025D
12/01/2033	5.000%	1,000,000	1,058,142
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2053	6.375%	3,000,000	2,966,581
Total			8,873,413
Idaho 0.4%
Avimor Community Infrastructure District No. 1(c)
Special Assessment Bonds
Assessment Area Five
Series 2024
09/01/2053	5.875%	896,000	915,077
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	1,000,000	894,391
Total			1,809,468
Illinois 5.9%
Chicago Board of Education
Unlimited General Obligation Bonds
Project
Series 2015C
12/01/2039	5.250%	2,000,000	1,988,104
Series 2012A
12/01/2042	5.000%	1,000,000	981,222
Series 2018D
12/01/2046	5.000%	5,000,000	4,725,164
Series 2022A
12/01/2047	4.000%	3,000,000	2,419,498
Series 2023A
12/01/2047	5.875%	1,000,000	1,017,711
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	2,650,000	2,672,123
Du Page County Special Service Area No. 31
Special Tax Bonds
Monarch Landing Project
Series 2006
03/01/2036	5.625%	547,000	547,426
Illinois Finance Authority(c)
Refunding Revenue Bonds
DePaul College Prep Foundation
Series 2023
08/01/2053	5.625%	1,000,000	1,025,490
Goodman Theatre Project
Series 2025
10/01/2050	6.125%	1,000,000	1,012,222
Illinois Institute of Technology
Series 2025
09/01/2046	5.875%	1,000,000	996,645
Revenue Bonds
Rosalind Franklin University Woodlands Apartment Project
Series 2025
08/01/2035	5.250%	2,000,000	2,088,282
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	1,200,000	1,075,559
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2022
12/15/2037	0.000%	2,700,000	1,667,112
State of Illinois
Unlimited General Obligation Bonds
Series 2018A
05/01/2041	5.000%	3,910,000	3,979,062
Series 2020
05/01/2039	5.500%	570,000	605,936
Village of Lincolnshire
Special Tax Bonds
Sedgebrook Project
Series 2004
03/01/2034	6.250%	358,000	358,585
Total			27,160,141
Indiana 0.4%
City of Valparaiso(c),(d)
Refunding Revenue Bonds
Pratt Paper (IN) LLC Project
Series 2024
01/01/2054	5.000%	2,000,000	1,956,720
Iowa 1.1%
Iowa Finance Authority
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2053	4.000%	1,500,000	1,195,198
Series 2023
05/15/2053	7.500%	2,000,000	2,211,737
Revenue Bonds
Presbyterian Homes Mill Pond Project
Series 2025
10/01/2065	5.875%	1,500,000	1,527,592
Total			4,934,527
Kansas 1.0%
City of Overland Park(e)
Revenue Bonds
Prairiefire-Lionsgate Project
Series 2012
12/15/2032	6.000%	6,000,000	1,560,000
Wyandotte County - Kansas City Unified Government(c)
Revenue Bonds
Northwest Speedway Star Bond District Project
Series 2026
03/01/2046	5.500%	2,000,000	2,007,929
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
7

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Legends Village West Project
Series 2006
10/01/2028	4.875%	1,040,000	1,040,877
Total			4,608,806
Kentucky 0.6%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	3,000,000	2,837,758
Louisiana 1.2%
Louisiana Public Facilities Authority(c)
Refunding Revenue Bonds
Lake Charles Charter Academy
Series 2024
12/15/2043	5.000%	1,500,000	1,483,232
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	3,750,000	4,062,715
Total			5,545,947
Maryland 0.5%
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2050	4.000%	2,700,000	2,257,264
Massachusetts 1.2%
Massachusetts Development Finance Agency(c)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2046	5.125%	2,000,000	2,024,859
Merrimack College Student Housing Project
Series 2024
07/01/2054	5.000%	1,200,000	1,162,624
07/01/2060	5.000%	1,000,000	953,150
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	1,375,000	1,243,284
Total			5,383,917
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.1%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	236,866
05/01/2051	5.000%	1,500,000	702,352
City of Deephaven(c)
Refunding Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2024
06/15/2061	6.125%	1,500,000	1,325,779
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	1,550,000	956,749
St. Cloud Housing & Redevelopment Authority(j)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	4.000%	2,230,000	1,755,992
Total			4,977,738
Missouri 1.2%
Kansas City Industrial Development Authority(c)
Revenue Bonds
Historic Northeast Redevelopment Plan
Series 2024
06/01/2054	5.000%	1,250,000	1,229,287
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2050	5.250%	1,500,000	1,427,137
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrews Residence for Seniors
Series 2015
12/01/2045	5.125%	3,000,000	2,999,861
Total			5,656,285
Nevada 0.8%
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2045	5.125%	2,515,000	2,440,786
Series 2018A
12/15/2048	5.000%	1,500,000	1,395,117
Total			3,835,903
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 3.7%
New Hampshire Business Finance Authority(b),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	5,910,000	5,914,558
New Hampshire Business Finance Authority(c),(f)
Revenue Bonds
Astro Sunterra Project
Series 2026
12/15/2034	0.000%	4,000,000	2,315,657
Chambers Creek Project (The)
Series 2025
12/15/2032	0.000%	956,000	624,063
The Wildflower Project
Series 2025
12/15/2033	0.000%	2,400,000	1,528,043
New Hampshire Business Finance Authority(f)
Revenue Bonds
Goodland Project
Series 2026
12/15/2039	0.000%	1,000,000	418,335
New Hampshire Business Finance Authority(c)
Revenue Bonds
Grand Prairie Project
Series 2024
12/15/2032	5.875%	1,300,000	1,299,639
Series 2024
12/15/2035	5.375%	600,000	600,072
Series 2025
12/15/2033	5.875%	900,000	899,814
Silverado Project
Series 2024
12/01/2028	5.000%	1,500,000	1,499,735
New Hampshire Business Finance Authority
Revenue Bonds
Highlands Project (The)
Series 2024
12/15/2030	5.125%	1,900,000	1,901,489
Total			17,001,405
New Jersey 1.6%
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	1,000,000	1,097,392
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,250,000	13
New Jersey Economic Development Authority(c),(d)
Revenue Bonds
Repauno Port & Rail Terminal Project
Series 2025
01/01/2035	6.375%	2,000,000	2,102,445
01/01/2045	6.625%	2,000,000	2,117,272
New Jersey Economic Development Authority(d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A
06/15/2043	5.125%	2,000,000	2,000,221
Total			7,317,343
New York 5.0%
Build NYC Resource Corp.(c)
Revenue Bonds
261 Walton Facility LLC - Zeta Charter Schools, Inc. Project
Series 2026
06/01/2066	5.750%	2,000,000	1,984,558
International Leadership Charter School
Series 2016
07/01/2046	6.250%	605,000	605,127
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	500,000	480,947
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2043	6.000%	4,330,000	4,331,198
City of New York
Unlimited General Obligation Bonds
Series 2026G
02/01/2053	5.250%	1,000,000	1,052,292
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	1,750,000	1,455,621
Nassau County Tobacco Settlement Corp.(f)
Asset-Backed Revenue Bonds
Capital Appreciation
Third Series 2006D
06/01/2060	0.000%	20,000,000	924,344
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
9

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2026
06/15/2056	5.250%	1,000,000	1,057,949
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	600,000	620,425
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
John F. Kennedy International Airport Project
Series 2020
08/01/2036	5.375%	1,250,000	1,301,396
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2045	4.375%	2,500,000	2,390,359
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	1,300,000	1,305,498
Series 2025
06/30/2059	6.000%	2,000,000	2,107,343
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,000,000	1,061,947
Oneida Indian Nation of New York(c),(k)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	700,000	758,178
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,500,000	1,533,529
Total			22,970,711
North Carolina 0.5%
North Carolina Medical Care Commission
Revenue Bonds
Lutheran Services for the Aging
Series 2021
03/01/2051	4.000%	1,500,000	1,260,091
North Carolina Turnpike Authority(f)
Revenue Bonds
Triangle Expressway System Appropriation
Series 2019
01/01/2049	0.000%	2,500,000	830,325
Total			2,090,416
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.5%
City of Horace
Unlimited General Obligation Refunding Bonds
Series 2024C
05/01/2050	5.000%	1,500,000	1,493,036
North Dakota Housing Finance Agency
Revenue Bonds
Series 2024C
07/01/2051	4.800%	1,000,000	1,006,294
Total			2,499,330
Ohio 3.9%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	10,270,000	8,198,101
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	500,000	426,826
12/01/2049	5.125%	1,875,000	1,443,770
Hickory Chase Community Authority(c)
Refunding Revenue Bonds
Hickory Chase Project
Series 2019
12/01/2040	5.000%	1,225,000	1,261,421
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	500,000	484,392
Ohio Housing Finance Agency
Revenue Bonds
Series 2024
09/01/2054	4.700%	4,830,000	4,844,693
Summit County Development Finance Authority
Revenue Bonds
University of Akron Parking Project
Series 2023
12/01/2058	6.000%	1,000,000	1,064,488
Total			17,723,691
Oregon 0.4%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2052	5.000%	1,000,000	927,141
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program
Series 2018C
07/01/2043	3.950%	745,000	736,976
Total			1,664,117
Pennsylvania 1.1%
Northampton County Industrial Development Authority
Refunding Revenue Bonds
Morningstar Senior Living, Inc. Project
Series 2019
11/01/2049	5.000%	1,600,000	1,471,925
Pennsylvania Economic Development Financing Authority(b)
Refunding Revenue Bonds
PPL Energy Supply LLC Project
Series 2024 (Mandatory Put 06/01/27)
12/01/2037	5.250%	500,000	500,521
Pennsylvania Economic Development Financing Authority(c),(e)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	2,750,000	330,000
Pennsylvania Economic Development Financing Authority(b),(c),(d)
Revenue Bonds
Noble Environmental, Inc. Project
Series 2026 (Mandatory Put 03/01/31)
03/01/2056	5.450%	1,000,000	1,020,984
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2061	6.000%	1,500,000	1,586,784
Total			4,910,214
Puerto Rico 7.1%
Commonwealth of Puerto Rico(k),(l)
Revenue Notes
Series 2022
11/01/2051	0.000%	2,509,317	1,762,795
Subordinated Series 2022
11/01/2043	0.000%	1,939,932	1,338,553
Commonwealth of Puerto Rico(k)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2037	4.000%	388,540	383,606
07/01/2041	4.000%	528,266	502,703
07/01/2046	4.000%	389	345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(k)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,000,000	6,017,365
Series 2022A
07/01/2047	4.000%	500,000	456,625
Puerto Rico Electric Power Authority(e),(k)
Revenue Bonds
Series 2007TT
07/01/2037	0.000%	2,000,000	1,470,000
Series 2010XX
07/01/2040	0.000%	5,320,000	3,910,200
Puerto Rico Sales Tax Financing Corp.(f),(k)
Revenue Bonds
Series 2018A-1
07/01/2051	0.000%	51,413,000	13,739,502
Puerto Rico Sales Tax Financing Corp.(k)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	3,000,000	2,958,687
Total			32,540,381
South Carolina 2.3%
Patriots Energy Group Financing Agency
Refunding Revenue Bonds
Series 2023B-1 (Mandatory Put 03/01/31)
02/01/2054	5.250%	1,000,000	1,077,680
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	2,000,000	1,975,484
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/2043	5.000%	750,000	679,744
05/01/2048	5.125%	1,500,000	1,297,917
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Greer Preparatory Academy Project
Series 2024
06/15/2059	6.500%	1,000,000	1,002,092
Libertas Woodruff Project
Series 2025
08/15/2065	7.250%	1,500,000	1,557,892
South Carolina Public Service Authority
Revenue Bonds
Santee Cooper
Series 2022A
12/01/2047	4.000%	3,000,000	2,766,504
Total			10,357,313
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
11

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.3%
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
10/01/2059	5.750%	2,250,000	1,538,635
Texas 8.1%
Angelina & Neches River Authority(c),(d),(e)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	0.000%	2,250,000	112,500
Arlington Higher Education Finance Corp.
Refunding Revenue Bonds
Legacy Traditional Schools
Series 2021
02/15/2056	4.500%	2,330,000	1,669,094
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Basis Texas Charter Schools, Inc.
Series 2024
06/15/2059	4.875%	1,000,000	896,921
06/15/2064	5.000%	1,200,000	1,085,421
Magellan International School
Series 2022
06/01/2062	6.375%	1,750,000	1,736,834
Beaumont Housing Authority(c)
Revenue Bonds
Cypress Bend and Cypress Bend Village
Series 2025
07/01/2055	6.500%	1,000,000	997,861
City of Houston(d)
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%	4,000,000	4,252,339
City of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Terminal E Project
Series 2021A
07/01/2041	4.000%	1,000,000	935,945
City Of Houston Airport System(d)
Revenue Bonds
United Airlines, Inc. Catering Operations Facility Project
Series 2026
07/15/2035	5.500%	1,000,000	1,068,663
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.(c)
Revenue Bonds
Valor Education
Series 2024A
06/15/2044	5.750%	750,000	734,677
06/15/2054	6.000%	1,000,000	939,005
Katy Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2054	5.250%	3,000,000	3,165,283
Lubbock Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,250,000	1,322,369
Mansfield Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,057,895
Mission Economic Development Corp.(b),(d)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	2,000,000	2,062,892
Mission Economic Development Corp.(b),(i)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2026 (Mandatory Put 06/01/30)
12/01/2064	5.000%	1,000,000	1,031,832
New Hope Cultural Education Facilities Finance Corp.(e),(g)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-1
12/31/2030	0.000%	56,326	5,633
New Hope Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
Bridgemoor Plano Project
Senior Series 2023A-2
12/31/2030	0.000%	9,997	1,000
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	1,630,000	1,238,800
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016A-1
07/01/2046	5.000%	950,000	921,500
Legacy Midtown Park Project
Series 2025
07/01/2044	6.750%	1,000,000	1,057,956
07/01/2056	7.125%	500,000	523,434
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	1,000,000	985,155
Series 2015A
07/01/2047	5.000%	1,000,000	959,608
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Cumberland Academy Project
Series 2020A
08/15/2050	5.000%	1,000,000	864,415
Northwest Independent School District
Unlimited General Obligation Bonds
Series 2025
02/15/2055	5.250%	1,000,000	1,043,942
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2046	5.000%	1,000,000	925,716
Reagan Hospital District of Reagan County(i)
General Obligation Bonds
Series 2026
08/01/2046	6.000%	1,000,000	1,054,132
Spring Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2055	5.250%	1,000,000	1,054,904
Tarrant County Cultural Education Facilities Finance Corp.(e)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,000,000	2,437,500
Texas Municipal Gas Acquisition & Supply Corp. VI
Revenue Bonds
Series 2025
01/01/2036	5.000%	1,000,000	1,067,595
Total			37,210,821
Utah 3.0%
Downtown Daybreak Public Infrastructure District No 1(c)
Tax Allocation Bonds
Series 2026
03/01/2051	5.875%	1,250,000	1,273,521
High Star Ranch Infrastructure Financing District(c)
Special Assessment Bonds
High Star Rance Assessment Area
Series 2026
12/01/2055	6.250%	2,000,000	2,014,159
Point Phase 1 Public Infrastructure District No. 1
Revenue Bonds
Series 2025A-1
03/01/2045	5.875%	1,250,000	1,311,329
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Point Phase 1 Public Infrastructure District No. 1(c)
Revenue Bonds
Subordinated Series 2025
03/15/2055	8.500%	2,000,000	2,034,666
TV Public Infrastructure District(c),(f)
Limited General Obligation Bonds
Series 2025
03/01/2056	0.000%	1,500,000	1,068,235
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	2,000,000	1,838,757
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	2,000,000	1,680,649
Wakara Ridge Public Infrastructure District(c)
Special Assessment Bonds
Wakara Ridge Assessment Area
Series 2025
12/01/2054	5.625%	2,500,000	2,560,453
Total			13,781,769
Virginia 2.7%
City of Chesapeake Expressway Toll Road(j)
Refunding Revenue Bonds
Transportation System
Series 2012
07/15/2040	4.875%	6,530,000	6,675,757
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2048	5.000%	735,000	715,533
07/01/2051	5.000%	1,200,000	1,141,969
James City County Economic Development Authority
Revenue Bonds
Williamsburg Landing
Series 2024A
12/01/2058	6.875%	1,500,000	1,635,734
Virginia Small Business Financing Authority
Refunding Revenue Bonds
LifeSpire of Virginia
Series 2024
12/01/2054	5.500%	2,000,000	2,058,917
Total			12,227,910
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
13

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 1.9%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,295,000	3,272,546
King County Public Hospital District No 4
Refunding Revenue Bonds
Snoqualmie Valley Health
Series 2025
12/01/2060	7.000%	1,500,000	1,519,840
Tacoma Consolidated Local Improvement Districts
Special Assessment Bonds
No. 65
Series 2013
04/01/2043	5.750%	925,000	927,482
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Seattle Academy of Arts and Sciences Project
Series 2023
07/01/2053	6.125%	375,000	395,966
07/01/2059	6.250%	320,000	339,313
07/01/2063	6.375%	175,000	186,398
Revenue Bonds
Parkshore Juanita Bay Project
Series 2024
01/01/2053	5.750%	1,000,000	977,122
01/01/2059	5.875%	1,065,000	1,045,317
Total			8,663,984
West Virginia 0.8%
West Virginia Economic Development Authority(b),(d)
Revenue Bonds
Commercial Metals Co. Project
Series 2025 (Mandatory Put 05/15/32)
04/15/2055	4.625%	1,000,000	1,025,268
West Virginia Economic Development Authority(b),(c),(d)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	2,500,000	2,714,905
Total			3,740,173
Wisconsin 8.9%
Public Finance Authority(c),(g),(l)
Refunding Revenue Bonds
Astro Texas Land Projects
Series 2025
12/15/2036	5.000%	736,695	736,242
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2054	5.000%	2,665,000	2,548,146
WakeMed Hospital
Series 2019A
10/01/2049	4.000%	3,000,000	2,568,421
Revenue Bonds
Series 2023A
07/01/2062	5.750%	2,313,859	2,401,627
Public Finance Authority(c)
Refunding Revenue Bonds
Legacy Hills Project
Series 2025
11/15/2045	6.000%	1,000,000	1,000,115
Revenue Bonds
Bonnie Cone Classical Academy
Series 2024
06/15/2059	5.625%	2,000,000	1,537,987
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	929,832	930,802
Candela Project
Series 2023
12/15/2029	6.125%	500,000	505,582
Explore Academy Rio Rancho Project
Series 2025
07/01/2055	7.000%	1,000,000	1,008,696
Mater Academy of Nevada - Cactus Park Campus Project
Series 2025
12/15/2055	6.000%	1,000,000	1,018,558
Mater Academy of Nevada - East Las Vegas Campus Project
Series 2024
12/15/2054	5.000%	2,000,000	1,811,632
Mayfair Project
RAN Series 2024A-4
11/15/2032	5.500%	1,433,656	1,434,882
Million Air Three LLC
Series 2025B
09/01/2054	7.000%	750,000	791,706
Promenade Apartments
Series 2024
02/01/2039	6.250%	1,000,000	1,020,547
Signorelli Projects
Series 2024
12/15/2032	5.375%	1,800,000	1,799,851
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(c),(d)
Refunding Revenue Bonds
Million Air Three LLC General Aviation Facilities Project
Series 2024
09/01/2046	6.250%	250,000	258,140
Public Finance Authority(d)
Revenue Bonds
Georgia SR 400 Express Lanes Project
Series 2025
06/30/2060	5.750%	2,000,000	2,077,552
Public Finance Authority(c),(f)
Revenue Bonds
Heritage Bend Project
Series 2025
12/15/2042	0.000%	7,000,000	2,199,299
Lariat Project
Series 2023
09/01/2029	0.000%	700,000	549,208
Texas Infrastructure Program
Series 2025
12/15/2032	0.000%	1,500,000	998,250
Public Finance Authority(c),(g)
Revenue Bonds
Nolina & Sorella Projects
RAN Series 2024
12/15/2032	5.500%	1,012,267	1,012,769
Public Finance Authority(c),(l)
Revenue Bonds
Subordinated Series 2023B
07/01/2062	0.000%	2,000,000	1,630,000
Wisconsin Center District(f)
Prerefunded 12/15/30 Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	3,490,000	916,419
Revenue Bonds
Junior Dedicated
Series 2020 (AGM)
12/15/2060	0.000%	14,510,000	2,622,672
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	3,000,000	2,531,953
Revenue Bonds
Chiara Housing and Services, Inc.
Series 2024
07/01/2055	5.875%	2,000,000	2,009,283
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,000,000	2,802,998
Total			40,723,337
Total Municipal Bonds (Cost $474,517,287)			443,495,612

Municipal Short Term 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.2%
California Infrastructure & Economic Development Bank(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 11/02/26)
01/01/2065	0.000%	1,335,000	747,600
Illinois 0.2%
Illinois Finance Authority(b),(c),(d)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.520%	850,000	878,553
Total Municipal Short Term (Cost $2,118,250)			1,626,153

Warrants 0.0%
Issuer	Shares	Value ($)
United States 0.0%
BL Train Holdings West LLC(m),(n),(o)	11,082	111
Total Warrants (Cost $1)		111

Money Market Funds 1.1%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.528%(p)	5,153,225	5,153,740
Total Money Market Funds (Cost $5,153,225)		5,153,740
Total Investments in Securities (Cost $486,588,763)		455,075,616
Other Assets & Liabilities, Net		4,406,321
Net Assets		$459,481,937
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
15

Portfolio of Investments (continued)
May 31, 2026
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of May 31, 2026.

(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $158,519,744, which represents 34.50% of total net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security in default.
(f)	Zero coupon bond.
(g)	Partial payment received at last interest date.
(h)	Cash flow bond. Interest rate represents the stated coupon rate at May 31, 2026. Income on this security, if any, is derived from the cash flow of the issuer.
(i)	Represents a security purchased on a when-issued basis.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(k)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2026, the total value of these securities amounted to $33,298,559, which represents 7.25% of total net assets.

(l)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(m)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $111, which represents less than 0.01% of total net assets.

(n)	Non-income producing investment.
(o)	Valuation based on significant unobservable inputs.
(p)	The rate shown is the seven-day current annualized yield at May 31, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GAN	Grant Anticipation Note
RAN	Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia High Yield Municipal Fund  | 2026

Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,800,000	—	4,800,000
Municipal Bonds	—	443,495,612	—	443,495,612
Municipal Short Term	—	1,626,153	—	1,626,153
Warrants
United States	—	—	111	111
Total Warrants	—	—	111	111
Money Market Funds	5,153,740	—	—	5,153,740
Total Investments in Securities	5,153,740	449,921,765	111	455,075,616
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
17

Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $486,588,763)	$455,075,616
Cash	16,939
Receivable for:
Capital shares sold	1,684,012
Interest	8,650,697
Expense reimbursement due from Investment Manager	1,042
Prepaid expenses	1,090
Deferred compensation of board members	192,928
Total assets	465,622,324
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,055,660
Capital shares redeemed	805,343
Distributions to shareholders	1,976,656
Management services fees	6,776
Distribution and/or service fees	1,134
Transfer agent fees	23,198
Compensation of board members	1,594
Other expenses	33,129
Deferred compensation of board members	236,897
Total liabilities	6,140,387
Net assets applicable to outstanding capital stock	$459,481,937
Represented by
Paid in capital	559,863,307
Total distributable earnings (loss)	(100,381,370)
Total - representing net assets applicable to outstanding capital stock	$459,481,937
Class A
Net assets	$144,927,962
Shares outstanding	15,844,125
Net asset value per share	$9.15
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.43
Class C
Net assets	$15,758,890
Shares outstanding	1,722,728
Net asset value per share	$9.15
Institutional Class
Net assets	$205,433,863
Shares outstanding	22,459,427
Net asset value per share	$9.15
Institutional 2 Class
Net assets	$11,782,699
Shares outstanding	1,288,970
Net asset value per share	$9.14
Institutional 3 Class
Net assets	$69,103,602
Shares outstanding	7,534,689
Net asset value per share	$9.17
Class S
Net assets	$12,474,921
Shares outstanding	1,363,820
Net asset value per share	$9.15
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia High Yield Municipal Fund  | 2026

Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$88,517
Interest	25,158,070
Total income	25,246,587
Expenses:
Management services fees	2,483,099
Distribution and/or service fees
Class A	286,668
Class C	127,357
Transfer agent fees
Class A	105,528
Class C	11,724
Institutional Class	151,536
Institutional 2 Class	6,053
Institutional 3 Class	2,708
Class S	9,972
Custodian fees	12,888
Printing and postage fees	27,169
Registration fees	149,110
Accounting services fees	32,824
Legal fees	78,652
Compensation of chief compliance officer	74
Compensation of board members	15,412
Deferred compensation of board members	13,834
Other	21,790
Total expenses	3,536,398
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(352,078)
Expense reduction	(220)
Total net expenses	3,184,100
Net investment income	22,062,487
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,679,823)
Net realized loss	(10,679,823)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,636,813
Net change in unrealized appreciation (depreciation)	25,636,813
Net realized and unrealized gain	14,956,990
Net increase in net assets resulting from operations	$37,019,477
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
19

Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$22,062,487	$22,017,202
Net realized loss	(10,679,823)	(20,939,415)
Net change in unrealized appreciation (depreciation)	25,636,813	15,445,217
Net increase in net assets resulting from operations	37,019,477	16,523,004
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,485,588)	(6,704,041)
Advisor Class	—	(377,442)
Class C	(624,309)	(787,426)
Institutional Class	(9,721,770)	(10,379,784)
Institutional 2 Class	(544,151)	(650,977)
Institutional 3 Class	(3,341,693)	(3,856,718)
Class S	(638,266)	(507,342)
Total distributions to shareholders	(21,355,777)	(23,263,730)
Decrease in net assets from capital stock activity	(13,531,569)	(11,829,167)
Total increase (decrease) in net assets	2,132,131	(18,569,893)
Net assets at beginning of year	457,349,806	475,919,699
Net assets at end of year	$459,481,937	$457,349,806
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia High Yield Municipal Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,556,733	31,901,093	4,930,096	45,647,699
Distributions reinvested	679,042	6,119,154	686,746	6,336,672
Shares redeemed	(4,317,473)	(38,623,728)	(5,001,305)	(45,755,387)
Net increase (decrease)	(81,698)	(603,481)	615,537	6,228,984
Advisor Class
Shares sold	—	—	612,462	5,772,584
Distributions reinvested	—	—	34,679	324,138
Shares redeemed	—	—	(2,133,981)	(19,960,666)
Net decrease	—	—	(1,486,840)	(13,863,944)
Class C
Shares sold	571,782	5,115,910	446,158	4,115,934
Distributions reinvested	68,602	618,237	84,377	779,552
Shares redeemed	(723,645)	(6,491,595)	(1,018,279)	(9,272,716)
Net decrease	(83,261)	(757,448)	(487,744)	(4,377,230)
Institutional Class
Shares sold	6,871,403	61,473,031	9,046,442	83,594,388
Distributions reinvested	979,863	8,830,808	1,012,271	9,341,674
Shares redeemed	(8,261,446)	(74,105,519)	(10,948,231)	(100,798,846)
Net decrease	(410,180)	(3,801,680)	(889,518)	(7,862,784)
Institutional 2 Class
Shares sold	419,804	3,762,987	457,217	4,218,684
Distributions reinvested	60,401	544,122	70,607	650,977
Shares redeemed	(612,307)	(5,474,720)	(521,185)	(4,795,935)
Net increase (decrease)	(132,102)	(1,167,611)	6,639	73,726
Institutional 3 Class
Shares sold	1,797,283	16,229,447	1,213,423	11,263,142
Distributions reinvested	37,757	341,240	33,451	309,046
Shares redeemed	(2,363,207)	(21,265,104)	(2,108,057)	(19,370,579)
Net decrease	(528,167)	(4,694,417)	(861,183)	(7,798,391)
Class S
Shares sold	1,796	16,360	2,080,429	19,779,138
Distributions reinvested	70,664	636,608	55,313	507,265
Shares redeemed	(352,695)	(3,159,900)	(491,687)	(4,515,931)
Net increase (decrease)	(280,235)	(2,506,932)	1,644,055	15,770,472
Total net decrease	(1,515,643)	(13,531,569)	(1,459,054)	(11,829,167)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$8.84	0.42	0.30	0.72	(0.41)	(0.41)
Year Ended 5/31/2025	$8.94	0.40	(0.08)	0.32	(0.42)	(0.42)
Year Ended 5/31/2024	$8.79	0.41	0.13	0.54	(0.39)	(0.39)
Year Ended 5/31/2023	$9.72	0.38	(0.90)	(0.52)	(0.41)	(0.41)
Year Ended 5/31/2022	$11.04	0.37	(1.31)	(0.94)	(0.38)	(0.38)
Class C
Year Ended 5/31/2026	$8.84	0.37	0.29	0.66	(0.35)	(0.35)
Year Ended 5/31/2025	$8.94	0.34	(0.07)	0.27	(0.37)	(0.37)
Year Ended 5/31/2024	$8.79	0.36	0.12	0.48	(0.33)	(0.33)
Year Ended 5/31/2023	$9.72	0.33	(0.90)	(0.57)	(0.36)	(0.36)
Year Ended 5/31/2022	$11.04	0.30	(1.30)	(1.00)	(0.32)	(0.32)
Institutional Class
Year Ended 5/31/2026	$8.84	0.44	0.29	0.73	(0.42)	(0.42)
Year Ended 5/31/2025	$8.94	0.42	(0.08)	0.34	(0.44)	(0.44)
Year Ended 5/31/2024	$8.79	0.43	0.12	0.55	(0.40)	(0.40)
Year Ended 5/31/2023	$9.73	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.05	0.39	(1.31)	(0.92)	(0.40)	(0.40)
Institutional 2 Class
Year Ended 5/31/2026	$8.83	0.44	0.30	0.74	(0.43)	(0.43)
Year Ended 5/31/2025	$8.94	0.42	(0.09)	0.33	(0.44)	(0.44)
Year Ended 5/31/2024	$8.78	0.43	0.13	0.56	(0.40)	(0.40)
Year Ended 5/31/2023	$9.72	0.40	(0.91)	(0.51)	(0.43)	(0.43)
Year Ended 5/31/2022	$11.04	0.39	(1.30)	(0.91)	(0.41)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia High Yield Municipal Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$9.15	8.27%	0.89%	0.81% (c)	4.68%	22%	$144,928
Year Ended 5/31/2025	$8.84	3.49%	0.88%	0.82% (c)	4.33%	32%	$140,751
Year Ended 5/31/2024	$8.94	6.27%	0.88% (d)	0.82% (c),(d)	4.71%	16%	$136,936
Year Ended 5/31/2023	$8.79	(5.29% )	0.87% (d)	0.83% (c),(d)	4.25%	14%	$153,077
Year Ended 5/31/2022	$9.72	(8.75% )	0.86% (d)	0.85% (c),(d)	3.39%	30%	$170,634
Class C
Year Ended 5/31/2026	$9.15	7.62%	1.49%	1.41% (c)	4.08%	22%	$15,759
Year Ended 5/31/2025	$8.84	2.87%	1.48%	1.41% (c)	3.72%	32%	$15,961
Year Ended 5/31/2024	$8.94	5.64%	1.48% (d)	1.42% (c),(d)	4.12%	16%	$20,515
Year Ended 5/31/2023	$8.79	(5.86% )	1.47% (d)	1.43% (c),(d)	3.65%	14%	$23,141
Year Ended 5/31/2022	$9.72	(9.30% )	1.52% (d)	1.45% (c),(d)	2.77%	30%	$31,324
Institutional Class
Year Ended 5/31/2026	$9.15	8.48%	0.69%	0.61% (c)	4.88%	22%	$205,434
Year Ended 5/31/2025	$8.84	3.69%	0.68%	0.62% (c)	4.52%	32%	$202,113
Year Ended 5/31/2024	$8.94	6.49%	0.68% (d)	0.62% (c),(d)	4.93%	16%	$212,493
Year Ended 5/31/2023	$8.79	(5.20% )	0.67% (d)	0.63% (c),(d)	4.41%	14%	$213,810
Year Ended 5/31/2022	$9.73	(8.56% )	0.66% (d)	0.65% (c),(d)	3.58%	30%	$435,400
Institutional 2 Class
Year Ended 5/31/2026	$9.14	8.51%	0.67%	0.59%	4.90%	22%	$11,783
Year Ended 5/31/2025	$8.83	3.60%	0.65%	0.59%	4.55%	32%	$12,551
Year Ended 5/31/2024	$8.94	6.63%	0.66% (d)	0.60% (d)	4.95%	16%	$12,641
Year Ended 5/31/2023	$8.78	(5.19% )	0.65% (d)	0.61% (d)	4.47%	14%	$13,181
Year Ended 5/31/2022	$9.72	(8.54% )	0.63% (d)	0.61% (d)	3.54%	30%	$15,596
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
23

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2026	$8.86	0.45	0.29	0.74	(0.43)	(0.43)
Year Ended 5/31/2025	$8.97	0.42	(0.08)	0.34	(0.45)	(0.45)
Year Ended 5/31/2024	$8.81	0.43	0.14	0.57	(0.41)	(0.41)
Year Ended 5/31/2023	$9.75	0.41	(0.91)	(0.50)	(0.44)	(0.44)
Year Ended 5/31/2022	$11.07	0.40	(1.31)	(0.91)	(0.41)	(0.41)
Class S
Year Ended 5/31/2026	$8.84	0.44	0.29	0.73	(0.42)	(0.42)
Year Ended 5/31/2025(e)	$9.56	0.27	(0.71)	(0.44)	(0.28)	(0.28)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia High Yield Municipal Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2026	$9.17	8.55%	0.62%	0.54%	4.95%	22%	$69,104
Year Ended 5/31/2025	$8.86	3.65%	0.61%	0.55%	4.59%	32%	$71,445
Year Ended 5/31/2024	$8.97	6.67%	0.61% (d)	0.55% (d)	4.94%	16%	$80,024
Year Ended 5/31/2023	$8.81	(5.11% )	0.60% (d)	0.55% (d)	4.61%	14%	$106,856
Year Ended 5/31/2022	$9.75	(8.46% )	0.58% (d)	0.57% (d)	3.69%	30%	$3,572
Class S
Year Ended 5/31/2026	$9.15	8.48%	0.69%	0.61% (c)	4.87%	22%	$12,475
Year Ended 5/31/2025 (e)	$8.84	(4.68% )	0.69%	0.62%	4.58%	32%	$14,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Municipal Fund  | 2026
25

Notes to Financial Statements
May 31, 2026
Note 1. Organization
Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
26
Columbia High Yield Municipal Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia High Yield Municipal Fund  | 2026
27

Notes to Financial Statements (continued)
May 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.54% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.54% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
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Columbia High Yield Municipal Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $220.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Columbia High Yield Municipal Fund  | 2026
29

Notes to Financial Statements (continued)
May 31, 2026
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	37,261
Class C	—	1.00 (b)	309

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	0.82
Class C	1.42
Institutional Class	0.62
Institutional 2 Class	0.59
Institutional 3 Class	0.55
Class S	0.62
The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
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Columbia High Yield Municipal Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
336,138	(336,138)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026				Year Ended May 31, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
103,725	21,252,052	—	21,355,777	825,409	22,438,321	—	23,263,730
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	14,848,021	—	(71,720,246)	(41,295,591)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
496,371,207	1,720,986	(43,016,577)	(41,295,591)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(12,320,011)	(59,400,235)	(71,720,246)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $99,217,276 and $120,137,146, respectively, for the year ended May 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia High Yield Municipal Fund  | 2026
31

Notes to Financial Statements (continued)
May 31, 2026
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended May 31, 2026.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
32
Columbia High Yield Municipal Fund  | 2026

Notes to Financial Statements (continued)
May 31, 2026
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 25.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia High Yield Municipal Fund  | 2026
33

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia High Yield Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia High Yield Municipal Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, issuer of a privately offered security and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
34
Columbia High Yield Municipal Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
99.51%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia High Yield Municipal Fund  | 2026
35

Columbia High Yield Municipal Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN161_(07/26)

Columbia Multi Strategy Alternatives Fund
Annual Financial Statements and Additional Information
May 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Multi Strategy Alternatives Fund | 2026

Consolidated Portfolio of Investments
May 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	39,665
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	1,000,000	1,000,000
BHG Securitization Trust(a)
Series 2026-ICON Class E
06/17/2036	8.030%	500,000	497,664
Cayuga Park CLO Ltd.(a),(e)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.880%	1,000,000	1,001,100
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	399,988	397,152
Series 2025-2NN Class A
01/15/2032	5.498%	265,696	265,409
Series 2025-2NN Class B
01/15/2032	6.475%	594,746	589,783
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	450,000	283,319
Elmwood CLO VIII Ltd.(a),(e)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	9.925%	250,000	241,194
Exeter Automobile Receivables Trust(a)
Series 2025-3A Class E
12/15/2032	7.520%	500,000	509,624
Series 2026-1 Class E
08/15/2033	6.690%	250,000	246,743
Lendbuzz Securitization Trust(a)
Series 202026-1A Class C
09/15/2031	7.450%	90,940	90,362
Series 2026-1A Class B
12/16/2030	6.400%	90,939	90,312
Magnetite XVII Ltd.(a),(e)
Series 2016-17A Class D1R3
3-month Term SOFR + 2.600% Floor 2.600% 07/25/2039	6.251%	400,000	400,000
MPOWER Education Trust(a)
Series 2025-1 Class B
12/22/2042	8.180%	100,000	101,724
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MRQI(a)
Series 2026-HI1 Class D
01/25/2046	6.000%	185,453	183,983
Series 2026-HI1A Class E
01/25/2046	6.000%	81,328	80,746
Neuberger Berman Loan Advisers CLO 64 Ltd.(a),(e)
Series 2017-26A Class BR2
3-month Term SOFR + 1.750% Floor 1.750% 10/18/2038	5.418%	475,000	476,599
Pagaya AI Debt Grantor Trust(a)
Series 2026-2 Class B
11/15/2033	6.029%	1,770,000	1,764,507
Series 2026-3 Class A2
12/15/2033	5.241%	390,000	390,610
Series 2026-3 Class B
12/15/2033	6.201%	870,000	869,664
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	251,386	250,992
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	274
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	0
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	30,242
Pagaya AI Debt Trust(a)
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	240,165	240,574
Reach ABS Trust(a)
Series 2026-2 Class E
02/15/2035	6.910%	500,000	501,053
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-2A Class A4
02/26/2035	5.620%	680,000	678,515
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	116,199	115,539
RR 16 Ltd.(a),(e)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.185%	266,667	260,208
Upgrade Master Pass-Thru Trust(a)
Series 2026-ST2 Class E
06/15/2034	7.735%	250,000	250,975
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	1,000,000	1,059,067
Series 2026-2 Class B
05/20/2036	5.080%	1,000,000	995,618
Series 2026-2 Class D
05/20/2036	7.350%	1,000,000	1,011,646
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	273
Voya CLO Ltd.(a),(e),(f)
Series 2026-2A Class D1
3-month Term SOFR + 2.550% Floor 2.550% 07/15/2039	3.651%	250,000	250,000
Total Asset-Backed Securities — Non-Agency (Cost $16,739,490)			15,165,136

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2019-102 Class IB
03/16/2060	0.836%	1,223,015	54,533
Series 2019-131 Class IO
07/16/2061	0.803%	2,532,472	140,606
Series 2020-19 Class IO
12/16/2061	0.734%	1,425,794	63,112
Series 2020-3 Class IO
02/16/2062	0.616%	1,853,898	64,694
Total Commercial Mortgage-Backed Securities - Agency (Cost $954,495)			322,945

Commercial Mortgage-Backed Securities - Non-Agency 0.3%

BHMS Commercial Mortgage Trust(a),(e)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.205%	200,000	200,250
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	350,000	275,695
COMM Mortgage Trust(a),(e)
Series 2019-521F Class A
1-month Term SOFR + 0.947% 06/15/2034	4.574%	200,000	196,027
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	34,269
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	318,977
KSL Commercial Mortgage Trust(a),(e),(f)
Series 2026-HT3 Class D
1-month Term SOFR + 2.750% Floor 2.750% 06/15/2043	6.350%	500,000	500,625
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,163,387)			1,525,843

Residential Mortgage-Backed Securities - Agency 20.2%

Fannie Mae REMICS(e),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	2.473%	1,454,015	165,048
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.473%	1,397,445	161,285
CMO Series 2026-16 Class SA
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 03/25/2056	2.038%	4,802,800	391,441
CMO Series 2026-36 Class SN
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 05/25/2056	1.988%	8,962,547	713,946
Fannie Mae REMICS(e)
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.562%	1,142,839	1,157,383
Federal Home Loan Mortgage Corp.
09/01/2054- 06/01/2056	5.000%	5,946,654	5,895,192
Federal Home Loan Mortgage Corp.(e),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.773%	522,361	60,289
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.353%	1,052,740	136,828
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.323%	1,573,810	207,839
Federal Home Loan Mortgage Corp. REMICS(e),(h)
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	2.373%	1,757,074	194,911
Federal National Mortgage Association
04/01/2056	4.500%	1,990,572	1,914,514
Federal National Mortgage Association(e),(h)
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	1.273%	2,437,141	163,788
Federal National Mortgage Association REMICS(e),(h)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	2.373%	1,026,513	96,187
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	2.423%	1,527,781	166,685
Freddie Mac REMICS(e),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.323%	1,325,273	134,343
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.388%	1,096,088	132,979
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.488%	1,816,723	89,438
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.562%	520,983	527,838
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.912%	509,349	518,768
Freddie Mac REMICS(d),(e),(j)
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.071%	1,000,000	1,009,720
Government National Mortgage Association(e),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.861%	1,165,545	117,934
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.333%	1,554,647	190,816
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	15,141,992	85,240
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	2.383%	1,795,142	192,670
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.383%	1,885,411	206,648
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.483%	986,622	109,545
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	2.333%	1,539,957	186,803
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.433%	1,708,741	193,568
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.583%	1,738,939	205,903
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	5,665,230	16,706
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	4,691,351	15,100
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	16,067,039	22,907
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	2,692,497	23,131
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,281,669	17,129
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	2.333%	2,408,205	232,457
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	2.105%	1,176,409	76,011
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	2.275%	2,465,441	129,395
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.725%	1,458,265	119,230
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.525%	1,507,032	119,302
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.775%	3,576,985	176,556
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.775%	2,433,423	119,365
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.775%	2,834,931	156,874
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.625%	1,439,384	190,426
CMO Series 2026-44 Class KS
-1.0 x 30-day Average SOFR + 5.050% Cap 5.050% 03/20/2056	1.425%	3,990,131	252,602
Government National Mortgage Association(h)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,588,622	249,578
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,674,900	373,170
CMO Series 2021-158 Class VI
09/20/2051	3.000%	1,944,586	324,472
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,529,559	249,502
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,530,847	347,756
Government National Mortgage Association(e)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.625%	519,867	514,268
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(e),(h),(j)
CMO Series 2026-80 Class SH
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 05/20/2056	2.001%	1,050,000	99,422
Government National Mortgage Association TBA(f)
06/20/2054	4.500%	11,000,000	10,580,401
Uniform Mortgage-Backed Security TBA(f)
06/13/2054	4.000%	19,500,000	18,255,190
06/13/2054	4.500%	17,000,000	16,318,327
06/13/2054	5.500%	3,400,000	3,415,006
06/11/2056	3.500%	9,000,000	8,179,699
06/11/2056	5.000%	8,600,000	8,460,170
06/11/2056	6.000%	17,000,000	17,358,193
Total Residential Mortgage-Backed Securities - Agency (Cost $106,579,007)			101,719,894

Residential Mortgage-Backed Securities - Non-Agency 11.5%

A&D Mortgage Trust(a),(g)
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.422%	400,000	403,498
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-C Class A
01/25/2061	6.115%	134,353	135,092
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.863%	465,000	303,977
Barclays Mortgage Loan Trust(a),(g)
CMO Series 2026-NQM5 Class M1
05/25/2066	6.089%	700,000	701,386
Barclays Mortgage Trust(a),(k)
CMO Series 2021-NPL1 Class B
11/25/2051	7.625%	269,135	269,473
BRAVO Residential Funding Trust(a),(g)
CMO Series 2025-HE1 Class B2
09/25/2072	6.058%	430,000	412,850
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	187,995
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	268,114
BRAVO Residential Funding Trust(a),(k)
CMO Series 2026-NQMR1 Class A2
08/25/2062	5.500%	991,570	984,999
Center Street Lending Resi-Investor ABS Mortgage Trust(a),(k)
CMO Series 2026-RTL1 Class A1
12/25/2030	5.375%	800,000	795,135
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	299,559
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-3 Class M1
07/25/2058	8.197%	800,000	797,366
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.554%	650,000	563,105
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.554%	500,000	414,059
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.026%	473,000	472,119
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.026%	300,000	299,447
Subordinated CMO Series 2023-2 Class B1
06/25/2058	7.922%	200,000	199,362
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.197%	300,000	298,719
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	249,133
CIM Trust(a),(d),(j),(k)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	800,000	776,338
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	998,443	767,133
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	528,400
COLT Mortgage Loan Trust(a),(g)
CMO Series 2023-1 Class B2
04/25/2068	7.878%	300,000	298,772
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	318,357
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	138,431
Connecticut Avenue Securities Trust(a),(e)
Subordinated CMO Series 2022-R04 Class 1B2
30-day Average SOFR + 9.500% 03/25/2042	13.112%	2,500,000	2,656,207
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2025-CES1 Class B2
10/25/2055	7.914%	150,000	149,087
Fannie Mae Connecticut Avenue Securities(a),(e)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.812%	2,502,000	2,557,489
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	8.533%	150,000	156,185
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	100,000	106,206
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	100,000	105,782
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	156,056
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	264,174
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	423,066
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	153,251
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	155,820
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	252,555
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	206,188
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.362%	1,050,000	1,166,350
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(e)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	413,162	400,056
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	33,780,686	225,560
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	84,336	83,376
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	150,000	145,697
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,000,000	826,521
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	13,818,742	78,647
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	25,239,582	63,235
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	25,239,582	80,802
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	108,010,071	233,928
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	108,010,071	365,517
Freddie Mac Structured Agency Credit Risk Debt Notes(e)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	350,000	304,810
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	582,806
GITSIT Mortgage Loan Trust(a),(k)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	71,714	71,743
HTAP Issuer Trust(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	478,166	479,240
CMO Series 2024-2 Class A
04/25/2042	6.500%	592,982	591,276
CMO Series 2025-1 Class A
11/25/2042	6.500%	442,281	439,223
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	298,171
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.102%	500,000	407,972
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.413%	350,000	290,416
Imperial Fund Mortgage Trust(a),(k)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	183,000	182,262
JPMorgan Mortgage Trust(a),(k)
CMO Series 2026-NQM2 Class A2
09/25/2066	5.610%	794,512	794,088
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	960,000	963,721
Legacy Mortgage Asset Trust(a),(k)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	288,861	289,704
LHOME Mortgage Trust(a),(g)
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	200,000	201,825
Mello Mortgage Capital Acceptance(a),(k)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	467,705
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(k)
CMO Series 2026-INV1 Class A3
12/25/2059	5.492%	892,771	890,165
Morgan Stanley Residential Mortgage Loan Trust(a),(k)
CMO Series 2026-DSC2 Class A2
04/27/2071	5.693%	591,674	591,799
New Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.968%	750,000	597,207
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.857%	200,000	146,806
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.825%	400,000	318,424
CMO Series 2024-CP1 Class M1
02/25/2068	3.825%	150,000	113,589
NYMT Trust(a),(k)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	850,332	853,243
Point Securitization Trust(a),(k)
CMO Series 2026-1 Class B1
02/25/2056	7.000%	500,000	438,981
Preston Ridge Partners Mortgage Trust(a),(k)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	690,703
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,470,254
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	400,663	378,769
PRPM(a),(k)
CMO Series 2025-3 Class A2
05/25/2030	9.066%	2,000,000	1,993,250
PRPM LLC(a),(k)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	494,000	445,381
PRPM LLC(a),(k)
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	146,782
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	722,605
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	194,148
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	810,556
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	160,298
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	128,451
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	144,478
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	236,504
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	284,592
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	283,049
CMO Series 2025-2 Class A2
05/25/2030	9.560%	350,000	348,936
CMO Series 2025-4 Class A2
06/25/2030	9.438%	2,000,000	1,990,607
CMO Series 2026-1 Class A2
02/25/2031	6.474%	400,000	391,910
CMO Series 2026-3 Class A1
04/25/2031	5.962%	1,948,420	1,945,912
PRPM Trust(a),(k)
CMO Series 2026-NQM2 Class A2
04/25/2071	5.567%	1,000,000	995,769
CMO Series 2026-RCF1 Class M2
01/25/2056	5.500%	150,000	143,436
PRPM Trust(a),(g)
Subordinated CMO Series 2023-NQM1 Class B2
01/25/2068	6.124%	2,948,000	2,942,973
RCO Trust(a),(k)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	693,253	683,844
Reneu Redi Q-1 Trust(a),(k),(l)
CMO Series 2026-RTL1 Class A1
06/25/2041	5.925%	1,400,000	1,402,110
SAIF Securitization Trust(a),(k)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	142,780	143,228
Saluda Grade Alternative Mortgage Trust(a),(e),(f)
CMO Series 2026-LOC6 Class A1A
1-month Term SOFR + 1.500% 06/25/2056	5.084%	1,000,000	1,000,000
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.563%	400,000	338,872
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.563%	400,000	319,574
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.940%	419,611	627,708
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	690,000	707,584
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Splitero Trust(a)
CMO Series 2025-1 Class A2
12/25/2055	7.000%	500,000	495,790
Splitero Trust(a),(d),(k)
CMO Series 2026-1 Class A1
06/25/2056	5.750%	500,000	495,469
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	228,956
Toorak Mortgage Trust(a),(g)
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	200,000	201,639
TVC Mortgage Trust(a),(k)
CMO Series 2024-RRTL1 Class M2
07/25/2039	9.030%	190,000	189,390
Vericrest Opportunity Loan Transferee(a),(k)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	15,221	15,226
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	462,994
Verus Securitization Trust(a),(k)
CMO Series 2026-4 Class A2
04/25/2071	5.323%	199,115	198,278
CMO Series 2026-4 Class A3
04/25/2071	5.476%	995,577	992,401
Verus Securitization Trust(a),(g)
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.248%	300,000	236,031
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	218,785
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	192,114
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $56,765,728)			58,209,106

Treasury Bills 15.3%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 15.3%
U.S. Treasury Bills
06/30/2026	3.620%	45,750,000	45,605,185
U.S. Treasury Bills(m)
10/08/2026	3.620%	32,000,000	31,586,328
Total			77,191,513
Total Treasury Bills (Cost $77,189,069)			77,191,513

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $474,135)	51,843

Put Option Contracts Purchased 0.1%

(Cost $483,500)	698,797

Money Market Funds 56.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(n),(o)	283,156,192	283,042,929
Total Money Market Funds (Cost $283,063,859)		283,042,929
Total Investments in Securities (Cost: $545,412,670)		537,928,006
Other Assets & Liabilities, Net		(33,469,377)
Net Assets		504,458,629
At May 31, 2026, securities and/or cash totaling $58,829,955 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,345,000 GBP	17,872,094 USD	Barclays	07/08/2026	—	(98,443)
8,336,655 USD	14,253,000 NZD	Barclays	07/08/2026	208,783	—
7,356,499 AUD	5,301,637 USD	Citi	06/17/2026	15,698	—
7,818,500 AUD	5,537,137 USD	Citi	06/17/2026	—	(80,767)
31,071,944 BRL	6,172,243 USD	Citi	06/17/2026	35,220	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
41,344,985 BRL	7,868,866 USD	Citi	06/17/2026	—	(297,187)
26,717,462 CAD	19,566,056 USD	Citi	06/17/2026	173,880	—
1,556,500 CAD	1,124,756 USD	Citi	06/17/2026	—	(4,989)
13,766,703 CHF	17,938,538 USD	Citi	06/17/2026	272,906	—
3,107,999 CHF	3,959,904 USD	Citi	06/17/2026	—	(28,325)
2,718,251,836 CLP	3,113,683 USD	Citi	06/17/2026	59,260	—
2,475,498,154 CLP	2,741,934 USD	Citi	06/17/2026	—	(39,714)
38,262,074 CNH	5,611,586 USD	Citi	06/17/2026	—	(50,191)
14,891,210,866 COP	4,061,465 USD	Citi	06/17/2026	38,381	—
16,080,527,565 COP	4,272,677 USD	Citi	06/17/2026	—	(71,719)
143,335,125 CZK	6,961,698 USD	Citi	06/17/2026	76,454	—
52,278,375 CZK	2,481,060 USD	Citi	06/17/2026	—	(30,183)
13,315,108 EUR	15,661,570 USD	Citi	06/17/2026	120,642	—
17,108,918 EUR	19,874,969 USD	Citi	06/17/2026	—	(93,961)
8,313,032 GBP	11,231,284 USD	Citi	06/17/2026	36,415	—
11,040,374 GBP	14,674,759 USD	Citi	06/17/2026	—	(192,926)
2,871,093,750 HUF	9,109,109 USD	Citi	06/17/2026	—	(345,276)
51,000,000,000 IDR	3,002,169 USD	Citi	06/17/2026	147,852	—
34,564,792 ILS	11,137,968 USD	Citi	06/17/2026	—	(1,121,876)
765,000,002 INR	8,206,729 USD	Citi	06/17/2026	168,402	—
423,914,885 INR	4,404,689 USD	Citi	06/17/2026	—	(49,646)
4,608,293,977 JPY	29,228,726 USD	Citi	06/17/2026	258,036	—
32,200,860,450 KRW	21,624,433 USD	Citi	06/17/2026	257,262	—
7,952,756,125 KRW	5,266,939 USD	Citi	06/17/2026	—	(10,184)
79,018,175 MXN	4,565,985 USD	Citi	06/17/2026	14,004	—
264,152,451 MXN	14,959,351 USD	Citi	06/17/2026	—	(257,618)
103,750,001 NOK	11,021,260 USD	Citi	06/17/2026	—	(196,534)
7,065,108 NZD	4,249,908 USD	Citi	06/17/2026	16,884	—
5,992,500 NZD	3,523,244 USD	Citi	06/17/2026	—	(67,132)
185,701 PEN	54,394 USD	Citi	06/17/2026	34	—
2,405,903 PEN	700,915 USD	Citi	06/17/2026	—	(3,358)
339,375,000 PHP	5,629,599 USD	Citi	06/17/2026	121,047	—
100,781,250 PHP	1,631,589 USD	Citi	06/17/2026	—	(4,238)
47,723,558 PLN	13,311,779 USD	Citi	06/17/2026	153,393	—
16,300,581 PLN	4,420,878 USD	Citi	06/17/2026	—	(73,535)
63,625,001 SEK	6,983,161 USD	Citi	06/17/2026	86,822	—
52,000,001 SEK	5,506,006 USD	Citi	06/17/2026	—	(130,295)
26,169,042 SGD	20,788,598 USD	Citi	06/17/2026	261,823	—
376,002 SGD	294,217 USD	Citi	06/17/2026	—	(715)
153,852,381 THB	4,954,019 USD	Citi	06/17/2026	220,784	—
5,312,501 THB	162,787 USD	Citi	06/17/2026	—	(651)
76,884,462 TWD	2,449,061 USD	Citi	06/17/2026	2,396	—
542,567,491 TWD	17,176,653 USD	Citi	06/17/2026	—	(89,266)
9,462,936 USD	13,423,000 AUD	Citi	06/17/2026	182,027	—
1,263,156 USD	1,751,999 AUD	Citi	06/17/2026	—	(4,275)
7,761,444 USD	41,474,374 BRL	Citi	06/17/2026	430,164	—
6,174,066 USD	30,942,555 BRL	Citi	06/17/2026	—	(62,598)
1,913,547 USD	2,655,718 CAD	Citi	06/17/2026	14,037	—
18,811,320 USD	25,618,244 CAD	Citi	06/17/2026	—	(216,983)
15,897,331 USD	12,470,728 CHF	Citi	06/17/2026	105,287	—
5,665,755 USD	4,403,974 CHF	Citi	06/17/2026	—	(14,512)
4,593,094 USD	4,174,999,989 CLP	Citi	06/17/2026	98,237	—
1,159,801 USD	1,018,749,999 CLP	Citi	06/17/2026	—	(15,060)
5,601,138 USD	38,262,075 CNH	Citi	06/17/2026	60,640	—
8,087,839 USD	30,821,738,431 COP	Citi	06/17/2026	239,116	—
41,045 USD	150,000,000 COP	Citi	06/17/2026	—	(521)
4,907,221 USD	102,806,751 CZK	Citi	06/17/2026	31,203	—
4,474,242 USD	92,806,749 CZK	Citi	06/17/2026	—	(16,178)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,135,363 USD	11,311,423 EUR	Citi	06/17/2026	66,934	—
22,560,172 USD	19,112,603 EUR	Citi	06/17/2026	—	(252,611)
19,460,095 USD	14,588,980 GBP	Citi	06/17/2026	186,374	—
6,456,549 USD	4,764,426 GBP	Citi	06/17/2026	—	(40,463)
8,766,251 USD	2,871,093,749 HUF	Citi	06/17/2026	688,134	—
282,101 USD	5,041,666,669 IDR	Citi	06/17/2026	66	—
2,609,422 USD	45,958,333,331 IDR	Citi	06/17/2026	—	(37,272)
11,782,155 USD	34,564,792 ILS	Citi	06/17/2026	477,689	—
4,572,064 USD	440,000,002 INR	Citi	06/17/2026	51,288	—
8,145,542 USD	748,914,885 INR	Citi	06/17/2026	—	(276,230)
219,284 USD	35,000,000 JPY	Citi	06/17/2026	749	—
29,321,527 USD	4,573,293,977 JPY	Citi	06/17/2026	—	(570,869)
231,914 USD	350,000,000 KRW	Citi	06/17/2026	332	—
27,424,631 USD	39,803,616,574 KRW	Citi	06/17/2026	—	(1,012,583)
12,190,510 USD	216,991,098 MXN	Citi	06/17/2026	309,645	—
7,305,671 USD	126,179,528 MXN	Citi	06/17/2026	—	(36,876)
10,927,349 USD	103,750,000 NOK	Citi	06/17/2026	290,444	—
7,612,452 USD	13,057,608 NZD	Citi	06/17/2026	210,949	—
214,220 USD	740,471 PEN	Citi	06/17/2026	2,536	—
549,449 USD	1,851,133 PEN	Citi	06/17/2026	—	(7,572)
1,865,353 USD	115,156,250 PHP	Citi	06/17/2026	3,801	—
5,508,515 USD	325,000,000 PHP	Citi	06/17/2026	—	(233,290)
13,475,500 USD	49,546,296 PLN	Citi	06/17/2026	185,453	—
4,007,014 USD	14,477,843 PLN	Citi	06/17/2026	—	(15,169)
10,397,978 USD	97,625,002 SEK	Citi	06/17/2026	183,634	—
1,966,530 USD	18,000,000 SEK	Citi	06/17/2026	—	(15,503)
7,179,488 USD	9,172,492 SGD	Citi	06/17/2026	15,337	—
13,693,259 USD	17,372,552 SGD	Citi	06/17/2026	—	(66,376)
1,399,007 USD	45,769,720 THB	Citi	06/17/2026	9,089	—
3,551,087 USD	113,395,162 THB	Citi	06/17/2026	—	(62,510)
10,489,387 USD	333,123,207 TWD	Citi	06/17/2026	111,467	—
9,146,269 USD	286,328,746 TWD	Citi	06/17/2026	—	(34,538)
9,223,802 USD	153,541,154 ZAR	Citi	06/17/2026	233,599	—
1,409,827 USD	22,724,996 ZAR	Citi	06/17/2026	—	(10,076)
4,678,125 ZAR	290,386 USD	Citi	06/17/2026	2,236	—
171,588,025 ZAR	10,247,418 USD	Citi	06/17/2026	—	(321,585)
20,463,000 CAD	14,852,800 USD	Citi	07/08/2026	—	(13,622)
1,276,500 AUD	918,763 USD	Citi	09/16/2026	3,348	—
4,729,501 AUD	3,371,772 USD	Citi	09/16/2026	—	(19,889)
2,785,562 BRL	540,831 USD	Citi	09/16/2026	2,690	—
2,010,174 BRL	387,128 USD	Citi	09/16/2026	—	(1,216)
5,279,500 CAD	3,836,944 USD	Citi	09/16/2026	—	(9,993)
947,524 CHF	1,228,650 USD	Citi	09/16/2026	572	—
9,168,726 CHF	11,801,120 USD	Citi	09/16/2026	—	(82,387)
650,000,002 CLP	727,496 USD	Citi	09/16/2026	—	(3,065)
17,023,995 CNH	2,520,315 USD	Citi	09/16/2026	—	(15,152)
566,610,000 COP	150,483 USD	Citi	09/16/2026	867	—
1,133,390,000 COP	298,258 USD	Citi	09/16/2026	—	(1,019)
72,306,749 CZK	3,484,509 USD	Citi	09/16/2026	7,628	—
77,806,751 CZK	3,727,140 USD	Citi	09/16/2026	—	(14,209)
2,738,996 EUR	3,222,457 USD	Citi	09/16/2026	13,518	—
1,898,891 EUR	2,220,717 USD	Citi	09/16/2026	—	(3,976)
3,969,645 GBP	5,378,735 USD	Citi	09/16/2026	34,470	—
5,317,907 GBP	7,108,011 USD	Citi	09/16/2026	—	(51,395)
454,999,998 HUF	1,482,021 USD	Citi	09/16/2026	—	(10,880)
22,629,761,904 IDR	1,269,966 USD	Citi	09/16/2026	10,506	—
5,041,666,669 IDR	280,293 USD	Citi	09/16/2026	—	(301)
1,386,500 ILS	492,874 USD	Citi	09/16/2026	482	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
26,376,292 ILS	9,100,135 USD	Citi	09/16/2026	—	(266,953)
429,999,998 INR	4,416,092 USD	Citi	09/16/2026	—	(51,999)
1,394,459,270 JPY	8,883,917 USD	Citi	09/16/2026	51,762	—
12,000,001 NOK	1,292,723 USD	Citi	09/16/2026	—	(2,629)
2,544,108 NZD	1,511,057 USD	Citi	09/16/2026	—	(17,317)
80,156,233 PHP	1,291,464 USD	Citi	09/16/2026	—	(8,009)
3,656,000 PLN	1,008,453 USD	Citi	09/16/2026	679	—
28,056,498 PLN	7,686,196 USD	Citi	09/16/2026	—	(47,556)
131,625,002 SEK	14,081,678 USD	Citi	09/16/2026	—	(254,160)
8,694,154 SGD	6,901,271 USD	Citi	09/16/2026	36,911	—
10,372,389 SGD	8,172,156 USD	Citi	09/16/2026	—	(17,233)
10,041,220 THB	311,661 USD	Citi	09/16/2026	376	—
29,123,663 THB	895,697 USD	Citi	09/16/2026	—	(7,157)
113,496 USD	159,501 AUD	Citi	09/16/2026	887	—
2,528,215 USD	3,512,000 AUD	Citi	09/16/2026	—	(9,659)
1,344,545 USD	6,978,518 BRL	Citi	09/16/2026	3,631	—
4,518,112 USD	23,255,951 BRL	Citi	09/16/2026	—	(25,310)
11,812,823 USD	16,107,313 CAD	Citi	09/16/2026	—	(76,140)
1,379,419 USD	1,069,000 CHF	Citi	09/16/2026	6,102	—
11,055 USD	8,500 CHF	Citi	09/16/2026	—	(38)
292,674 USD	263,958,181 CLP	Citi	09/16/2026	3,999	—
719,962 USD	4,843,164 CNH	Citi	09/16/2026	1,354	—
2,321,837 USD	8,880,527,565 COP	Citi	09/16/2026	23,111	—
1,834,167 USD	6,891,210,866 COP	Citi	09/16/2026	—	(14,508)
10,196,321 USD	8,722,774 EUR	Citi	09/16/2026	23,060	—
4,051,709 USD	3,436,233 EUR	Citi	09/16/2026	—	(25,906)
2,318,181 USD	1,733,058 GBP	Citi	09/16/2026	15,005	—
17,759 USD	13,106 GBP	Citi	09/16/2026	—	(115)
2,617,638 USD	813,593,748 HUF	Citi	09/16/2026	51,847	—
55,565 USD	1,000,000,000 IDR	Citi	09/16/2026	90	—
280,578 USD	5,000,000,001 IDR	Citi	09/16/2026	—	(2,303)
4,355,504 USD	423,914,883 INR	Citi	09/16/2026	49,357	—
11,101,262 USD	1,741,312,602 JPY	Citi	09/16/2026	—	(72,225)
3,123,889 USD	4,708,340,836 KRW	Citi	09/16/2026	6,197	—
14,444,177 USD	21,659,859,073 KRW	Citi	09/16/2026	—	(44,790)
5,547,994 USD	51,644,533 NOK	Citi	09/16/2026	26,827	—
485,976 USD	4,500,000 NOK	Citi	09/16/2026	—	(219)
2,232,165 USD	3,781,000 NZD	Citi	09/16/2026	39,273	—
377,705 USD	1,299,903 PEN	Citi	09/16/2026	1,029	—
54,142 USD	185,701 PEN	Citi	09/16/2026	—	(37)
1,665,237 USD	103,281,232 PHP	Citi	09/16/2026	9,133	—
121,591 USD	7,500,001 PHP	Citi	09/16/2026	—	(3)
464,399 USD	1,695,531 PLN	Citi	09/16/2026	2,973	—
76,273 USD	276,575 PLN	Citi	09/16/2026	—	(35)
378,768 USD	3,500,001 SEK	Citi	09/16/2026	2,431	—
479,288 USD	608,000 SGD	Citi	09/16/2026	751	—
196,398 USD	6,375,002 THB	Citi	09/16/2026	1,231	—
19,424 USD	624,999 THB	Citi	09/16/2026	—	(49)
9,207,452 USD	292,170,415 TWD	Citi	09/16/2026	36,715	—
9,995,886 USD	315,281,537 TWD	Citi	09/16/2026	—	(20,491)
1,730,875 USD	28,749,999 ZAR	Citi	09/16/2026	26,483	—
642,211 USD	10,500,000 ZAR	Citi	09/16/2026	—	(393)
56,729,687 ZAR	3,395,012 USD	Citi	09/16/2026	—	(72,619)
148,679,529 MXN	8,534,595 USD	Citi	09/17/2026	36,874	—
47,892,737 MXN	2,725,757 USD	Citi	09/17/2026	—	(11,534)
413,164 USD	7,249,560 MXN	Citi	09/17/2026	1,182	—
559,102 USD	9,750,000 MXN	Citi	09/17/2026	—	(1,845)
53,084,047 USD	491,829,000 NOK	Goldman Sachs International	07/08/2026	75,383	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
33,350,000 AUD	23,891,306 USD	HSBC	07/08/2026	—	(61,798)
4,181,570,000 JPY	26,434,699 USD	HSBC	07/08/2026	100,602	—
4,738,401 USD	44,422,000 SEK	HSBC	07/08/2026	81,875	—
7,356,500 AUD	5,301,649 USD	JPMorgan	06/17/2026	15,709	—
7,818,501 AUD	5,537,149 USD	JPMorgan	06/17/2026	—	(80,757)
31,071,958 BRL	6,172,258 USD	JPMorgan	06/17/2026	35,232	—
41,344,982 BRL	7,868,881 USD	JPMorgan	06/17/2026	—	(297,171)
26,717,461 CAD	19,566,094 USD	JPMorgan	06/17/2026	173,919	—
1,556,500 CAD	1,124,758 USD	JPMorgan	06/17/2026	—	(4,987)
13,766,700 CHF	17,938,570 USD	JPMorgan	06/17/2026	272,941	—
3,108,001 CHF	3,959,915 USD	JPMorgan	06/17/2026	—	(28,317)
2,718,251,839 CLP	3,113,689 USD	JPMorgan	06/17/2026	59,266	—
2,475,498,175 CLP	2,741,940 USD	JPMorgan	06/17/2026	—	(39,708)
38,262,099 CNH	5,611,601 USD	JPMorgan	06/17/2026	—	(50,180)
14,891,210,866 COP	4,061,473 USD	JPMorgan	06/17/2026	38,390	—
16,080,527,565 COP	4,272,685 USD	JPMorgan	06/17/2026	—	(71,710)
143,335,125 CZK	6,961,712 USD	JPMorgan	06/17/2026	76,467	—
52,278,375 CZK	2,481,065 USD	JPMorgan	06/17/2026	—	(30,178)
13,315,104 EUR	15,661,597 USD	JPMorgan	06/17/2026	120,673	—
17,108,914 EUR	19,875,004 USD	JPMorgan	06/17/2026	—	(93,922)
8,313,033 GBP	11,231,308 USD	JPMorgan	06/17/2026	36,438	—
11,040,375 GBP	14,674,790 USD	JPMorgan	06/17/2026	—	(192,897)
2,871,093,746 HUF	9,109,138 USD	JPMorgan	06/17/2026	—	(345,248)
51,000,000,000 IDR	3,002,179 USD	JPMorgan	06/17/2026	147,862	—
34,564,792 ILS	11,137,990 USD	JPMorgan	06/17/2026	—	(1,121,854)
765,000,000 INR	8,206,781 USD	JPMorgan	06/17/2026	168,454	—
423,914,879 INR	4,404,716 USD	JPMorgan	06/17/2026	—	(49,619)
4,608,293,980 JPY	29,228,785 USD	JPMorgan	06/17/2026	258,095	—
32,200,860,444 KRW	21,624,385 USD	JPMorgan	06/17/2026	257,214	—
7,952,756,125 KRW	5,266,904 USD	JPMorgan	06/17/2026	—	(10,219)
79,018,176 MXN	4,565,995 USD	JPMorgan	06/17/2026	14,013	—
264,152,450 MXN	14,959,380 USD	JPMorgan	06/17/2026	—	(257,588)
103,749,997 NOK	11,021,297 USD	JPMorgan	06/17/2026	—	(196,496)
7,065,108 NZD	4,249,917 USD	JPMorgan	06/17/2026	16,893	—
5,992,500 NZD	3,523,251 USD	JPMorgan	06/17/2026	—	(67,125)
185,701 PEN	54,394 USD	JPMorgan	06/17/2026	34	—
2,405,903 PEN	700,917 USD	JPMorgan	06/17/2026	—	(3,357)
339,375,000 PHP	5,629,609 USD	JPMorgan	06/17/2026	121,057	—
100,781,249 PHP	1,631,600 USD	JPMorgan	06/17/2026	—	(4,227)
47,723,557 PLN	13,311,806 USD	JPMorgan	06/17/2026	153,420	—
16,300,577 PLN	4,420,904 USD	JPMorgan	06/17/2026	—	(73,507)
63,625,001 SEK	6,983,175 USD	JPMorgan	06/17/2026	86,836	—
51,999,999 SEK	5,506,017 USD	JPMorgan	06/17/2026	—	(130,284)
26,169,043 SGD	20,788,641 USD	JPMorgan	06/17/2026	261,865	—
375,998 SGD	294,215 USD	JPMorgan	06/17/2026	—	(715)
153,852,382 THB	4,954,029 USD	JPMorgan	06/17/2026	220,794	—
5,312,500 THB	162,787 USD	JPMorgan	06/17/2026	—	(651)
76,884,463 TWD	2,449,066 USD	JPMorgan	06/17/2026	2,401	—
542,567,487 TWD	17,173,402 USD	JPMorgan	06/17/2026	—	(92,517)
9,462,918 USD	13,423,001 AUD	JPMorgan	06/17/2026	182,046	—
1,263,154 USD	1,752,000 AUD	JPMorgan	06/17/2026	—	(4,272)
7,761,427 USD	41,474,369 BRL	JPMorgan	06/17/2026	430,180	—
6,174,057 USD	30,942,571 BRL	JPMorgan	06/17/2026	—	(62,586)
1,913,542 USD	2,655,717 CAD	JPMorgan	06/17/2026	14,041	—
18,811,283 USD	25,618,244 CAD	JPMorgan	06/17/2026	—	(216,945)
15,897,270 USD	12,470,723 CHF	JPMorgan	06/17/2026	105,341	—
5,665,749 USD	4,403,978 CHF	JPMorgan	06/17/2026	—	(14,501)
4,593,085 USD	4,175,000,014 CLP	JPMorgan	06/17/2026	98,246	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,159,799 USD	1,018,750,000 CLP	JPMorgan	06/17/2026	—	(15,058)
5,601,128 USD	38,262,105 CNH	JPMorgan	06/17/2026	60,654	—
8,087,825 USD	30,821,738,431 COP	JPMorgan	06/17/2026	239,130	—
41,045 USD	150,000,000 COP	JPMorgan	06/17/2026	—	(521)
4,907,211 USD	102,806,751 CZK	JPMorgan	06/17/2026	31,213	—
4,474,233 USD	92,806,749 CZK	JPMorgan	06/17/2026	—	(16,169)
13,135,331 USD	11,311,418 EUR	JPMorgan	06/17/2026	66,960	—
22,560,123 USD	19,112,600 EUR	JPMorgan	06/17/2026	—	(252,565)
19,460,060 USD	14,588,983 GBP	JPMorgan	06/17/2026	186,413	—
6,456,535 USD	4,764,425 GBP	JPMorgan	06/17/2026	—	(40,450)
8,766,234 USD	2,871,093,746 HUF	JPMorgan	06/17/2026	688,152	—
282,100 USD	5,041,666,669 IDR	JPMorgan	06/17/2026	67	—
2,609,399 USD	45,958,333,332 IDR	JPMorgan	06/17/2026	—	(37,249)
11,781,423 USD	34,564,792 ILS	JPMorgan	06/17/2026	478,421	—
4,572,084 USD	439,999,998 INR	JPMorgan	06/17/2026	51,268	—
8,145,527 USD	748,914,881 INR	JPMorgan	06/17/2026	—	(276,215)
219,283 USD	35,000,000 JPY	JPMorgan	06/17/2026	749	—
29,321,468 USD	4,573,293,980 JPY	JPMorgan	06/17/2026	—	(570,811)
231,914 USD	350,000,000 KRW	JPMorgan	06/17/2026	332	—
27,421,860 USD	39,803,616,569 KRW	JPMorgan	06/17/2026	—	(1,009,812)
12,190,486 USD	216,991,097 MXN	JPMorgan	06/17/2026	309,669	—
7,305,656 USD	126,179,529 MXN	JPMorgan	06/17/2026	—	(36,862)
10,927,327 USD	103,749,997 NOK	JPMorgan	06/17/2026	290,466	—
7,612,437 USD	13,057,608 NZD	JPMorgan	06/17/2026	210,964	—
214,220 USD	740,471 PEN	JPMorgan	06/17/2026	2,536	—
549,447 USD	1,851,133 PEN	JPMorgan	06/17/2026	—	(7,570)
1,865,349 USD	115,156,250 PHP	JPMorgan	06/17/2026	3,805	—
5,508,331 USD	324,999,999 PHP	JPMorgan	06/17/2026	—	(233,106)
13,475,282 USD	49,546,289 PLN	JPMorgan	06/17/2026	185,669	—
4,007,007 USD	14,477,845 PLN	JPMorgan	06/17/2026	—	(15,161)
10,397,404 USD	97,625,001 SEK	JPMorgan	06/17/2026	184,209	—
1,966,526 USD	18,000,000 SEK	JPMorgan	06/17/2026	—	(15,499)
7,179,530 USD	9,172,492 SGD	JPMorgan	06/17/2026	15,295	—
13,693,229 USD	17,372,549 SGD	JPMorgan	06/17/2026	—	(66,348)
1,398,997 USD	45,769,719 THB	JPMorgan	06/17/2026	9,098	—
3,551,080 USD	113,395,163 THB	JPMorgan	06/17/2026	—	(62,503)
10,488,452 USD	333,123,203 TWD	JPMorgan	06/17/2026	112,401	—
9,149,826 USD	286,328,747 TWD	JPMorgan	06/17/2026	—	(38,095)
9,253,759 USD	154,041,156 ZAR	JPMorgan	06/17/2026	234,441	—
1,409,824 USD	22,724,999 ZAR	JPMorgan	06/17/2026	—	(10,073)
4,678,126 ZAR	290,386 USD	JPMorgan	06/17/2026	2,236	—
172,088,029 ZAR	10,277,578 USD	JPMorgan	06/17/2026	—	(322,222)
433,046,000 SEK	46,608,238 USD	JPMorgan	07/08/2026	—	(382,015)
17,891,560 USD	13,345,000 GBP	JPMorgan	07/08/2026	78,977	—
17,748,578 USD	2,811,963,000 JPY	JPMorgan	07/08/2026	—	(39,797)
1,276,499 AUD	918,764 USD	JPMorgan	09/16/2026	3,350	—
4,729,500 AUD	3,371,778 USD	JPMorgan	09/16/2026	—	(19,882)
2,785,564 BRL	540,832 USD	JPMorgan	09/16/2026	2,691	—
2,010,174 BRL	387,129 USD	JPMorgan	09/16/2026	—	(1,216)
5,279,500 CAD	3,836,951 USD	JPMorgan	09/16/2026	—	(9,986)
947,524 CHF	1,228,652 USD	JPMorgan	09/16/2026	575	—
9,168,725 CHF	11,801,135 USD	JPMorgan	09/16/2026	—	(82,371)
649,999,998 CLP	727,498 USD	JPMorgan	09/16/2026	—	(3,063)
17,023,994 CNH	2,520,317 USD	JPMorgan	09/16/2026	—	(15,150)
566,610,000 COP	150,483 USD	JPMorgan	09/16/2026	867	—
1,133,390,000 COP	298,259 USD	JPMorgan	09/16/2026	—	(1,018)
72,306,749 CZK	3,484,516 USD	JPMorgan	09/16/2026	7,635	—
77,806,751 CZK	3,727,148 USD	JPMorgan	09/16/2026	—	(14,202)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,738,988 EUR	3,222,454 USD	JPMorgan	09/16/2026	13,525	—
1,898,892 EUR	2,220,723 USD	JPMorgan	09/16/2026	—	(3,971)
3,969,646 GBP	5,378,747 USD	JPMorgan	09/16/2026	34,481	—
5,317,904 GBP	7,108,022 USD	JPMorgan	09/16/2026	—	(51,380)
455,000,001 HUF	1,482,024 USD	JPMorgan	09/16/2026	—	(10,878)
22,629,761,901 IDR	1,269,975 USD	JPMorgan	09/16/2026	10,515	—
5,041,666,669 IDR	280,294 USD	JPMorgan	09/16/2026	—	(300)
1,386,500 ILS	492,875 USD	JPMorgan	09/16/2026	483	—
26,376,292 ILS	9,100,844 USD	JPMorgan	09/16/2026	—	(266,245)
430,000,000 INR	4,415,985 USD	JPMorgan	09/16/2026	—	(52,106)
1,394,459,271 JPY	8,883,935 USD	JPMorgan	09/16/2026	51,780	—
11,999,999 NOK	1,292,725 USD	JPMorgan	09/16/2026	—	(2,627)
2,544,108 NZD	1,511,060 USD	JPMorgan	09/16/2026	—	(17,314)
80,156,267 PHP	1,291,478 USD	JPMorgan	09/16/2026	—	(7,996)
3,656,000 PLN	1,008,455 USD	JPMorgan	09/16/2026	681	—
28,056,502 PLN	7,686,008 USD	JPMorgan	09/16/2026	—	(47,745)
131,625,000 SEK	14,082,203 USD	JPMorgan	09/16/2026	—	(253,634)
8,694,154 SGD	6,901,285 USD	JPMorgan	09/16/2026	36,925	—
10,372,388 SGD	8,172,164 USD	JPMorgan	09/16/2026	—	(17,224)
10,041,219 THB	311,661 USD	JPMorgan	09/16/2026	377	—
29,123,662 THB	895,700 USD	JPMorgan	09/16/2026	—	(7,154)
113,495 USD	159,500 AUD	JPMorgan	09/16/2026	887	—
2,528,209 USD	3,511,999 AUD	JPMorgan	09/16/2026	—	(9,654)
1,344,543 USD	6,978,521 BRL	JPMorgan	09/16/2026	3,633	—
4,518,103 USD	23,255,951 BRL	JPMorgan	09/16/2026	—	(25,301)
11,812,799 USD	16,107,313 CAD	JPMorgan	09/16/2026	—	(76,116)
1,379,417 USD	1,069,000 CHF	JPMorgan	09/16/2026	6,105	—
11,055 USD	8,500 CHF	JPMorgan	09/16/2026	—	(38)
292,674 USD	263,958,176 CLP	JPMorgan	09/16/2026	3,999	—
719,960 USD	4,843,163 CNH	JPMorgan	09/16/2026	1,356	—
2,321,832 USD	8,880,527,565 COP	JPMorgan	09/16/2026	23,116	—
1,834,163 USD	6,891,210,866 COP	JPMorgan	09/16/2026	—	(14,504)
10,196,300 USD	8,722,774 EUR	JPMorgan	09/16/2026	23,081	—
4,051,693 USD	3,436,226 EUR	JPMorgan	09/16/2026	—	(25,897)
2,318,172 USD	1,733,055 GBP	JPMorgan	09/16/2026	15,010	—
17,761 USD	13,107 GBP	JPMorgan	09/16/2026	—	(115)
2,617,609 USD	813,593,751 HUF	JPMorgan	09/16/2026	51,875	—
55,565 USD	1,000,000,000 IDR	JPMorgan	09/16/2026	90	—
280,577 USD	4,999,999,999 IDR	JPMorgan	09/16/2026	—	(2,302)
4,355,644 USD	423,914,883 INR	JPMorgan	09/16/2026	49,217	—
11,101,240 USD	1,741,312,603 JPY	JPMorgan	09/16/2026	—	(72,203)
3,123,888 USD	4,708,340,836 KRW	JPMorgan	09/16/2026	6,199	—
14,444,502 USD	21,659,859,073 KRW	JPMorgan	09/16/2026	—	(45,114)
5,548,027 USD	51,644,531 NOK	JPMorgan	09/16/2026	26,794	—
485,975 USD	4,500,000 NOK	JPMorgan	09/16/2026	—	(218)
2,232,160 USD	3,781,000 NZD	JPMorgan	09/16/2026	39,277	—
377,704 USD	1,299,903 PEN	JPMorgan	09/16/2026	1,029	—
54,142 USD	185,701 PEN	JPMorgan	09/16/2026	—	(37)
1,665,378 USD	103,281,267 PHP	JPMorgan	09/16/2026	8,992	—
121,591 USD	7,499,999 PHP	JPMorgan	09/16/2026	—	(3)
464,390 USD	1,695,535 PLN	JPMorgan	09/16/2026	2,983	—
76,273 USD	276,576 PLN	JPMorgan	09/16/2026	—	(35)
378,768 USD	3,499,999 SEK	JPMorgan	09/16/2026	2,432	—
479,287 USD	608,000 SGD	JPMorgan	09/16/2026	752	—
196,397 USD	6,375,000 THB	JPMorgan	09/16/2026	1,232	—
19,424 USD	624,999 THB	JPMorgan	09/16/2026	—	(49)
9,207,391 USD	292,170,415 TWD	JPMorgan	09/16/2026	36,776	—
9,996,035 USD	315,281,536 TWD	JPMorgan	09/16/2026	—	(20,641)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,730,876 USD	28,749,998 ZAR	JPMorgan	09/16/2026	26,483	—
642,210 USD	10,500,000 ZAR	JPMorgan	09/16/2026	—	(392)
56,729,685 ZAR	3,394,609 USD	JPMorgan	09/16/2026	—	(73,022)
148,679,529 MXN	8,534,612 USD	JPMorgan	09/17/2026	36,891	—
47,892,737 MXN	2,725,762 USD	JPMorgan	09/17/2026	—	(11,529)
413,163 USD	7,249,560 MXN	JPMorgan	09/17/2026	1,183	—
559,101 USD	9,750,000 MXN	JPMorgan	09/17/2026	—	(1,844)
40,550,000 AUD	28,642,626 USD	Morgan Stanley	06/17/2026	—	(494,171)
19,900,000 CAD	14,616,011 USD	Morgan Stanley	06/17/2026	172,113	—
23,950,000 CAD	17,240,543 USD	Morgan Stanley	06/17/2026	—	(142,943)
17,850,000 CHF	23,150,160 USD	Morgan Stanley	06/17/2026	244,782	—
4,750,000 CHF	6,081,134 USD	Morgan Stanley	06/17/2026	—	(14,134)
2,700,000 EUR	3,161,616 USD	Morgan Stanley	06/17/2026	10,271	—
18,950,000 EUR	21,955,376 USD	Morgan Stanley	06/17/2026	—	(162,401)
4,400,000 GBP	5,968,234 USD	Morgan Stanley	06/17/2026	42,908	—
10,900,000 GBP	14,553,580 USD	Morgan Stanley	06/17/2026	—	(125,069)
339,470,000 INR	3,580,416 USD	Morgan Stanley	06/17/2026	13,395	—
269,625,000 INR	2,805,671 USD	Morgan Stanley	06/17/2026	—	(27,445)
1,945,000,000 JPY	12,297,715 USD	Morgan Stanley	06/17/2026	70,199	—
30,402,030,000 KRW	20,604,590 USD	Morgan Stanley	06/17/2026	431,050	—
304,860,000 MXN	16,945,066 USD	Morgan Stanley	06/17/2026	—	(616,933)
11,500,000 NOK	1,243,449 USD	Morgan Stanley	06/17/2026	31	—
23,250,000 NOK	2,403,694 USD	Morgan Stanley	06/17/2026	—	(110,173)
45,900,000 NZD	27,007,191 USD	Morgan Stanley	06/17/2026	—	(493,564)
36,910,000 PLN	10,033,130 USD	Morgan Stanley	06/17/2026	—	(143,731)
197,750,000 SEK	21,635,000 USD	Morgan Stanley	06/17/2026	200,798	—
27,250,000 SEK	2,943,653 USD	Morgan Stanley	06/17/2026	—	(9,985)
306,255,000 TRY	6,495,282 USD	Morgan Stanley	06/17/2026	—	(85,843)
1,873,989 USD	2,700,000 AUD	Morgan Stanley	06/17/2026	66,069	—
12,410,023 USD	17,250,000 AUD	Morgan Stanley	06/17/2026	—	(15,208)
6,699,318 USD	35,915,000 BRL	Morgan Stanley	06/17/2026	394,258	—
2,184,274 USD	11,045,000 BRL	Morgan Stanley	06/17/2026	—	(2,775)
1,153,688 USD	1,600,000 CAD	Morgan Stanley	06/17/2026	7,630	—
43,581,431 USD	59,450,000 CAD	Morgan Stanley	06/17/2026	—	(431,192)
2,143,232 USD	1,700,000 CHF	Morgan Stanley	06/17/2026	38,233	—
4,392,837 USD	3,400,000 CHF	Morgan Stanley	06/17/2026	—	(29,908)
14,488,643 USD	12,550,000 EUR	Morgan Stanley	06/17/2026	159,278	—
5,326,933 USD	4,500,000 EUR	Morgan Stanley	06/17/2026	—	(74,690)
17,089,977 USD	12,900,000 GBP	Morgan Stanley	06/17/2026	282,001	—
9,813,529 USD	7,250,000 GBP	Morgan Stanley	06/17/2026	—	(50,208)
10,072,453 USD	930,745,000 INR	Morgan Stanley	06/17/2026	—	(292,540)
28,249,520 USD	4,445,000,000 JPY	Morgan Stanley	06/17/2026	—	(305,401)
17,142,919 USD	25,430,805,000 KRW	Morgan Stanley	06/17/2026	—	(268,080)
14,182,115 USD	250,290,000 MXN	Morgan Stanley	06/17/2026	236,282	—
3,159,246 USD	54,570,000 MXN	Morgan Stanley	06/17/2026	—	(15,645)
26,291,111 USD	253,500,000 NOK	Morgan Stanley	06/17/2026	1,118,148	—
26,714,354 USD	45,800,000 NZD	Morgan Stanley	06/17/2026	726,487	—
736,154 USD	2,665,000 PLN	Morgan Stanley	06/17/2026	—	(1,358)
11,041,098 USD	104,000,000 SEK	Morgan Stanley	06/17/2026	231,504	—
1,095,411 USD	10,000,000 SEK	Morgan Stanley	06/17/2026	—	(11,507)
13,283,401 USD	219,540,000 ZAR	Morgan Stanley	06/17/2026	239,214	—
109,045,000 ZAR	6,547,221 USD	Morgan Stanley	06/17/2026	—	(169,431)
23,385,000 CHF	29,935,865 USD	Morgan Stanley	07/08/2026	—	(141,052)
50,720,152 USD	8,051,951,000 JPY	State Street	07/08/2026	—	(11,719)
31,172,000 EUR	36,308,460 USD	UBS	07/08/2026	—	(107,793)
39,248,883 USD	29,161,000 GBP	Wells Fargo	07/08/2026	19,669	—
Total				19,776,605	(20,611,527)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	10	06/2026	USD	911,200	—	(89,905)
Brent Crude	19	09/2026	USD	1,626,400	64,212	—
Brent Crude	29	09/2026	USD	2,482,400	—	(156,090)
Brent Crude	43	11/2026	USD	3,566,420	124,930	—
Brent Crude	58	11/2026	USD	4,810,520	—	(234,534)
Brent Crude	52	01/2027	USD	4,208,360	—	(191,238)
CAC40 Index	261	06/2026	EUR	21,351,105	528,001	—
Canadian Government 10-Year Bond	406	09/2026	CAD	48,813,380	354,966	—
Canadian Government 10-Year Bond	241	09/2026	CAD	28,975,430	59,659	—
Cocoa	5	09/2026	USD	199,950	13,733	—
Cocoa	5	09/2026	USD	199,950	—	(25,714)
Cocoa	19	12/2026	USD	779,190	90,512	—
Cocoa	9	03/2027	USD	376,020	—	(35,827)
Coffee	17	07/2026	USD	1,693,200	—	(141,999)
Coffee	44	07/2026	USD	4,382,400	—	(311,911)
Coffee	45	07/2026	USD	4,482,000	—	(468,798)
Coffee	8	09/2026	USD	776,100	—	(142,854)
Coffee	16	12/2026	USD	1,507,200	—	(119,615)
Coffee	8	03/2027	USD	747,000	—	(32,588)
Copper	11	07/2026	USD	1,756,975	—	(2,622)
Copper	15	09/2026	USD	2,418,188	125,084	—
Copper	8	09/2026	USD	1,289,700	22,927	—
Copper	31	12/2026	USD	5,066,950	312,119	—
Copper	11	03/2027	USD	1,822,563	4,066	—
Copper	4	03/2027	USD	662,750	—	(8,964)
Corn	73	07/2026	USD	1,630,638	—	(110,713)
Corn	69	12/2026	USD	1,638,750	10,854	—
Corn	187	12/2026	USD	4,441,250	—	(128,037)
Corn	83	03/2027	USD	2,032,463	—	(83,741)
Cotton	68	03/2027	USD	2,744,480	—	(135,002)
DAX Index	10	06/2026	EUR	6,294,750	464,198	—
Euro STOXX 50 Index	6	06/2026	EUR	363,840	28,034	—
Euro STOXX 50 Index	14	06/2026	EUR	848,960	—	(3,134)
Euro-Bobl	87	06/2026	EUR	10,101,570	33,151	—
Euro-Bobl	2	09/2026	EUR	230,340	350	—
Euro-OAT	99	06/2026	EUR	11,961,180	94,730	—
Feeder Cattle	62	08/2026	USD	10,801,175	—	(457,583)
FTSE 100 Index	46	06/2026	GBP	4,803,780	53,319	—
FTSE 100 Index	3	06/2026	GBP	313,290	—	(268)
FTSE 100 Index	52	06/2026	GBP	5,430,360	—	(7,878)
FTSE Taiwan Index	26	06/2026	USD	4,097,600	113,175	—
FTSE Taiwan Index	30	06/2026	USD	4,728,000	32,934	—
FTSE/JSE Top 40 Index	33	06/2026	ZAR	35,377,320	8,482	—
Gas Oil	12	07/2026	USD	1,201,500	—	(140,121)
Gas Oil	5	09/2026	USD	478,375	24,284	—
Gas Oil	12	09/2026	USD	1,148,100	—	(60,128)
Gas Oil	4	11/2026	USD	365,700	21,911	—
Gas Oil	14	11/2026	USD	1,279,950	—	(65,006)
Gas Oil	15	01/2027	USD	1,303,875	32,769	—
Gas Oil	23	01/2027	USD	1,999,275	—	(98,283)
Gold 100 oz.	8	08/2026	USD	3,674,400	36,690	—
Gold 100 oz.	3	08/2026	USD	1,377,900	17,357	—
Gold 100 oz.	3	08/2026	USD	1,377,900	—	(7,507)
Hard Red Winter Wheat	6	07/2026	USD	194,925	—	(10,715)
Hard Red Winter Wheat	24	09/2026	USD	793,800	75,485	—
Hard Red Winter Wheat	37	12/2026	USD	1,252,450	32,875	—
Hard Red Winter Wheat	10	12/2026	USD	338,500	—	(3,111)
Hard Red Winter Wheat	23	03/2027	USD	793,788	—	(47,561)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
IBEX 35 Index	27	06/2026	EUR	4,980,717	236,183	—
Japanese 10-Year Government Bond	9	06/2026	JPY	1,160,010,000	27,836	—
Japanese 10-Year Government Bond	65	06/2026	JPY	8,377,850,000	—	(649,179)
KLCI Index	12	06/2026	MYR	1,008,000	—	(5,371)
KOSPI 200 Index	10	06/2026	KRW	3,375,000,000	213,604	—
Lead	138	07/2026	USD	6,933,845	147,842	—
Lead	7	09/2026	USD	354,825	—	(9,855)
Lead	7	11/2026	USD	357,756	6,463	—
Lead	13	01/2027	USD	669,744	11,948	—
Lean Hogs	9	07/2026	USD	358,200	—	(16,933)
Lean Hogs	22	10/2026	USD	750,860	—	(48,810)
Lean Hogs	48	12/2026	USD	1,500,960	—	(104,605)
Lean Hogs	23	02/2027	USD	747,040	—	(43,491)
Live Cattle	19	08/2026	USD	1,816,780	—	(2,716)
Live Cattle	15	08/2026	USD	1,434,300	—	(30,685)
Live Cattle	15	10/2026	USD	1,382,550	—	(15,066)
Live Cattle	31	12/2026	USD	2,848,280	—	(59,550)
Live Cattle	15	02/2027	USD	1,382,100	—	(37,501)
Long Gilt	526	09/2026	GBP	46,677,240	713,696	—
Long Gilt	54	09/2026	GBP	4,791,960	35,261	—
MSCI EAFE Index	1	06/2026	USD	155,565	—	(462)
MSCI Emerging Markets Index	56	06/2026	USD	4,895,800	720,375	—
Natural Gas	56	06/2026	USD	1,842,400	95,376	—
Natural Gas	33	06/2026	USD	1,085,700	62,795	—
Natural Gas	12	08/2026	USD	393,600	270	—
Natural Gas	76	08/2026	USD	2,492,800	—	(263,611)
Natural Gas	80	10/2026	USD	2,833,600	—	(143,551)
Natural Gas	122	12/2026	USD	5,511,960	—	(154,651)
Nickel	11	09/2026	USD	1,261,234	50,965	—
Nickel	8	11/2026	USD	921,965	53,698	—
Nickel	15	01/2027	USD	1,737,684	55,263	—
Nikkei 225 Index	2	06/2026	JPY	132,940,000	64,073	—
NY Harbor ULSD Heat Oil	3	06/2026	USD	439,564	—	(16,699)
NY Harbor ULSD Heat Oil	6	06/2026	USD	879,127	—	(74,174)
NY Harbor ULSD Heat Oil	10	06/2026	USD	1,465,212	—	(199,038)
NY Harbor ULSD Heat Oil	3	08/2026	USD	427,203	28,222	—
NY Harbor ULSD Heat Oil	6	08/2026	USD	854,406	—	(34,718)
NY Harbor ULSD Heat Oil	7	10/2026	USD	965,731	40,351	—
NY Harbor ULSD Heat Oil	2	10/2026	USD	275,923	—	(22,465)
NY Harbor ULSD Heat Oil	11	12/2026	USD	1,460,197	49,609	—
NY Harbor ULSD Heat Oil	8	12/2026	USD	1,061,962	—	(52,035)
OMXS30 Index	189	06/2026	SEK	59,421,600	160,250	—
Primary Aluminum	19	06/2026	USD	1,766,354	45,285	—
Primary Aluminum	43	09/2026	USD	3,930,136	179,764	—
Primary Aluminum	19	11/2026	USD	1,709,881	61,139	—
Primary Aluminum	39	01/2027	USD	3,455,888	140,129	—
RBOB Gasoline	48	06/2026	USD	6,117,350	172,036	—
RBOB Gasoline	1	06/2026	USD	127,445	—	(22,044)
RBOB Gasoline	7	06/2026	USD	892,114	—	(119,529)
RBOB Gasoline	50	06/2026	USD	6,372,240	—	(319,194)
RBOB Gasoline	4	08/2026	USD	482,177	25,929	—
RBOB Gasoline	7	08/2026	USD	843,809	—	(33,895)
RBOB Gasoline	1	10/2026	USD	106,693	6,903	—
RBOB Gasoline	11	10/2026	USD	1,173,619	—	(56,884)
RBOB Gasoline	10	12/2026	USD	1,010,520	21,637	—
RBOB Gasoline	16	12/2026	USD	1,616,832	—	(87,018)
Russell 2000 Index E-mini	1	06/2026	USD	146,215	2,848	—
S&P 500 Index E-mini	38	06/2026	USD	14,431,925	1,618,572	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	06/2026	USD	4,177,663	154,377	—
S&P/TSX 60 Index	75	06/2026	CAD	30,343,500	786,600	—
S&P/TSX 60 Index	12	06/2026	CAD	4,854,960	68,995	—
Silver	3	07/2026	USD	1,138,125	—	(33,474)
Silver	3	07/2026	USD	1,138,125	—	(42,187)
Soybean	73	11/2026	USD	4,343,500	238,062	—
Soybean	73	01/2027	USD	4,392,775	64,740	—
Soybean Meal	11	07/2026	USD	362,780	—	(1,584)
Soybean Meal	72	12/2026	USD	2,306,160	37,154	—
Soybean Meal	46	01/2027	USD	1,477,520	17,034	—
Soybean Meal	25	01/2027	USD	803,000	—	(47)
Soybean Oil	27	07/2026	USD	1,259,064	162,823	—
Soybean Oil	74	12/2026	USD	3,216,336	618,348	—
Soybean Oil	74	01/2027	USD	3,182,592	241,019	—
SPI 200 Index	25	06/2026	AUD	5,468,750	4,078	—
Sugar #11	20	06/2026	USD	314,944	—	(6,101)
Sugar #11	62	09/2026	USD	1,009,658	22,054	—
Sugar #11	175	02/2027	USD	3,018,400	—	(58,707)
Thai SET50 Index	184	06/2026	THB	37,285,760	37,853	—
TOPIX Index	41	06/2026	JPY	1,624,420,000	372,891	—
U.S. Treasury 10-Year Note	312	09/2026	USD	34,266,375	146,844	—
U.S. Treasury 10-Year Note	47	09/2026	USD	5,161,922	10,432	—
U.S. Treasury 2-Year Note	16	09/2026	USD	3,305,000	6,575	—
U.S. Treasury 5-Year Note	486	09/2026	USD	52,104,516	309,579	—
Wheat	8	07/2026	USD	244,200	—	(27,869)
Wheat	33	12/2026	USD	1,060,950	21,089	—
Wheat	80	12/2026	USD	2,572,000	—	(20,080)
Wheat	36	03/2027	USD	1,188,000	—	(59,838)
WTI Crude	12	06/2026	USD	1,048,320	—	(60,113)
WTI Crude	22	06/2026	USD	1,921,920	—	(105,428)
WTI Crude	14	08/2026	USD	1,164,660	57,992	—
WTI Crude	28	08/2026	USD	2,329,320	—	(138,582)
WTI Crude	9	10/2026	USD	716,940	36,584	—
WTI Crude	36	10/2026	USD	2,867,760	—	(123,767)
WTI Crude	36	12/2026	USD	2,777,040	45,489	—
WTI Crude	57	12/2026	USD	4,396,980	—	(215,700)
Yen Denominated Nikkei 225 Index	1	06/2026	JPY	33,112,500	15,549	—
Zinc	15	06/2026	USD	1,323,506	40,398	—
Zinc	13	09/2026	USD	1,150,130	68,029	—
Zinc	10	11/2026	USD	882,403	56,584	—
Zinc	21	01/2027	USD	1,849,502	71,285	—
Total					11,541,586	(6,838,654)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(6)	06/2026	JPY	(77,352,000)	4,643	—
3-Month SOFR	(129)	06/2026	USD	(31,079,325)	30,824	—
Australian 10-Year Bond	(179)	06/2026	AUD	(19,515,940)	—	(127,932)
Australian 10-Year Bond	(1,433)	06/2026	AUD	(156,236,551)	—	(1,050,166)
Australian 3-Year Bond	(22)	06/2026	AUD	(2,292,902)	—	(7,413)
Bist 30 Index	(206)	06/2026	TRY	(32,463,540)	84,136	—
Brent Crude	(169)	07/2026	USD	(15,059,590)	1,564,418	—
CAC40 Index	(12)	06/2026	EUR	(981,660)	—	(26,501)
CAC40 Index	(80)	06/2026	EUR	(6,544,400)	—	(214,642)
Canadian Government 10-Year Bond	(384)	09/2026	CAD	(46,168,320)	—	(137,273)
Cocoa	(34)	07/2026	USD	(1,333,820)	185,508	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	(1)	07/2026	USD	(39,230)	—	(1,352)
Cocoa	(6)	07/2026	USD	(235,380)	—	(39,480)
Cocoa	(14)	07/2026	GBP	(416,500)	—	(114,285)
Copper	(77)	07/2026	USD	(12,298,825)	56,732	—
Copper	(21)	07/2026	USD	(3,354,225)	—	(131,823)
Copper	(65)	07/2026	USD	(10,382,125)	—	(459,939)
Corn	(534)	07/2026	USD	(11,928,225)	530,882	—
Corn	(2)	07/2026	USD	(44,675)	136	—
Corn	(508)	09/2026	USD	(11,576,050)	217,907	—
Cotton	(206)	07/2026	USD	(7,843,450)	178,380	—
Cotton	(14)	07/2026	USD	(533,050)	—	(10,339)
Cotton	(61)	07/2026	USD	(2,322,575)	—	(13,430)
Cotton	(74)	12/2026	USD	(2,944,830)	162,982	—
DAX Index	(5)	06/2026	EUR	(3,147,375)	—	(18,407)
DAX Index	(6)	06/2026	EUR	(3,776,850)	—	(201,023)
Euro STOXX 50 Index	(323)	06/2026	EUR	(19,586,720)	—	(1,405,832)
Euro-BTP	(20)	06/2026	EUR	(2,380,200)	—	(38,627)
Euro-BTP	(9)	09/2026	EUR	(1,069,020)	—	(4,537)
Euro-Bund	(214)	06/2026	EUR	(27,068,860)	—	(89,648)
Euro-Bund	(159)	06/2026	EUR	(20,111,910)	—	(182,994)
Euro-Bund	(13)	09/2026	EUR	(1,645,800)	—	(3,188)
Euro-Buxl 30-Year	(16)	06/2026	EUR	(1,761,600)	—	(34,551)
Euro-Buxl 30-Year	(1)	09/2026	EUR	(109,600)	—	(641)
Euro-OAT	(187)	06/2026	EUR	(22,593,340)	—	(204,777)
Euro-Schatz	(17)	06/2026	EUR	(1,802,255)	—	(6,590)
Euro-Schatz	(14)	09/2026	EUR	(1,483,300)	—	(1,465)
FTSE China A50 Index	(242)	06/2026	USD	(3,814,646)	—	(53,093)
FTSE/JSE Top 40 Index	(56)	06/2026	ZAR	(60,034,240)	—	(44,951)
FTSE/MIB Index	(110)	06/2026	EUR	(27,554,450)	—	(3,715,628)
Gas Oil	(48)	07/2026	USD	(4,806,000)	857,930	—
Hard Red Winter Wheat	(207)	07/2026	USD	(6,724,913)	407,076	—
IBEX 35 Index	(10)	06/2026	EUR	(1,844,710)	—	(63,700)
IFSC Nifty 50 Index	(118)	06/2026	USD	(5,598,510)	6,412	—
Lean Hogs	(6)	06/2026	USD	(230,040)	14,163	—
Lean Hogs	(190)	07/2026	USD	(7,562,000)	361,355	—
Live Cattle	(13)	08/2026	USD	(1,243,060)	13,262	—
Mexican Bolsa IPC Index	(190)	06/2026	MXN	(130,904,300)	—	(214,180)
MSCI Singapore Index	(111)	06/2026	SGD	(5,114,880)	—	(12,842)
NASDAQ 100 Index E-mini	(1)	06/2026	USD	(608,105)	—	(16,697)
Natural Gas	(64)	06/2026	USD	(2,105,600)	—	(103,167)
Nickel	(20)	06/2026	USD	(2,269,698)	105,519	—
Nickel	(101)	07/2026	USD	(11,502,971)	81,831	—
OMXS30 Index	(172)	06/2026	SEK	(54,076,800)	—	(134,320)
Primary Aluminum	(117)	07/2026	USD	(10,822,442)	—	(318,032)
S&P Mid 400 Index E-mini	(1)	06/2026	USD	(373,200)	—	(13,652)
S&P/TSX 60 Index	(20)	06/2026	CAD	(8,091,600)	—	(69,210)
Silver	(4)	07/2026	USD	(1,517,500)	14,914	—
Soybean	(22)	07/2026	USD	(1,305,425)	17,217	—
Soybean	(124)	07/2026	USD	(7,357,850)	3,889	—
Soybean	(27)	07/2026	USD	(1,602,113)	—	(5,141)
Soybean Meal	(1)	07/2026	USD	(32,980)	—	(124)
Soybean Oil	(11)	07/2026	USD	(512,952)	—	(47,524)
Soybean Oil	(53)	07/2026	USD	(2,471,496)	—	(139,526)
SPI 200 Index	(3)	06/2026	AUD	(656,250)	2,930	—
SPI 200 Index	(150)	06/2026	AUD	(32,812,500)	—	(300,040)
Sugar #11	(220)	06/2026	USD	(3,464,384)	153,044	—
Sugar #11	(44)	06/2026	USD	(692,877)	—	(8,526)
Sugar #11	(72)	06/2026	USD	(1,133,798)	—	(16,545)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(6)	06/2026	JPY	(237,720,000)	—	(22,147)
TOPIX Index	(43)	06/2026	JPY	(1,703,660,000)	—	(1,018,414)
U.S. Long Bond	(233)	09/2026	USD	(26,146,969)	—	(388,823)
U.S. Treasury 10-Year Note	(252)	09/2026	USD	(27,676,688)	—	(246,731)
U.S. Treasury 2-Year Note	(12)	09/2026	USD	(2,478,750)	559	—
U.S. Treasury 5-Year Note	(15)	09/2026	USD	(1,608,164)	—	(2,744)
U.S. Treasury Ultra Bond	(27)	09/2026	USD	(3,088,969)	—	(18,346)
U.S. Treasury Ultra Bond	(70)	09/2026	USD	(8,008,438)	—	(41,678)
Wheat	(269)	07/2026	USD	(8,211,225)	336,681	—
Wheat	(9)	07/2026	USD	(274,725)	4,951	—
Wheat	(128)	07/2026	USD	(3,907,200)	—	(28,926)
Wheat	(82)	09/2026	USD	(2,556,350)	56,092	—
WIG 20 Index	(38)	06/2026	PLN	(2,762,600)	—	(11,324)
WTI Crude	(59)	06/2026	USD	(5,154,240)	947,079	—
WTI Crude	(32)	06/2026	USD	(2,795,520)	—	(66,892)
Zinc	(71)	07/2026	USD	(6,280,252)	—	(23,295)
Total					6,401,452	(11,673,073)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	6,000,000	6,000,000	3.50	07/09/2026	105,000	988
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.50	12/01/2026	173,500	31,486
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	4,785,000	4,785,000	3.50	06/11/2026	78,953	30
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	2,613,000	2,613,000	3.50	10/29/2026	70,682	4,846
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	5,000,000	5,000,000	3.50	10/08/2026	46,000	14,493
Total							474,135	51,843

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,000,000	8,000,000	3.75	08/04/2026	44,600	77,255
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	27,500,000	27,500,000	3.40	08/05/2026	438,900	621,542
Total							483,500	698,797

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(10,000,000)	(10,000,000)	3.90	08/06/2026	(44,000)	(59,914)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month AUD BBSW	Fixed rate of 4.500%	Receives Quarterly, Pays Quarterly	JPMorgan	06/08/2028	AUD	10,000,000	(5,695)	—	—	—	(5,695)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/14/2028	NZD	49,200,000	98,376	—	—	98,376	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/21/2028	SEK	247,600,000	32,016	—	—	32,016	—
6-Month NOK NIBOR	Fixed rate of 5.000%	Receives SemiAnnually, Pays Annually	JPMorgan	06/21/2028	NOK	43,500,000	(1,851)	—	—	—	(1,851)
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/21/2028	CAD	14,800,000	(20,647)	—	—	—	(20,647)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	06/21/2028	JPY	12,614,000,000	(47,342)	—	—	—	(47,342)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/21/2028	CHF	24,200,000	(73,435)	—	—	—	(73,435)
3-Month AUD BBSW	Fixed rate of 4.500%	Receives Quarterly, Pays Quarterly	JPMorgan	09/07/2028	AUD	357,300,000	(1,012,415)	—	—	—	(1,012,415)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	09/13/2028	NZD	47,100,000	57,030	—	—	57,030	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2028	USD	312,800,000	306,304	—	—	306,304	—
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	09/20/2028	JPY	26,931,400,000	254,276	—	—	254,276	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/20/2028	CHF	122,200,000	235,352	—	—	235,352	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/20/2028	SEK	486,300,000	207,222	—	—	207,222	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/20/2028	EUR	41,900,000	114,658	—	—	114,658	—
6-Month NOK NIBOR	Fixed rate of 5.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2028	NOK	6,200,000	1,480	—	—	1,480	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	09/20/2028	CHF	12,800,000	(10,187)	—	—	—	(10,187)
6-Month NOK NIBOR	Fixed rate of 5.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2028	NOK	242,100,000	(18,225)	—	—	—	(18,225)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	09/20/2028	JPY	12,116,200,000	(100,832)	—	—	—	(100,832)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/20/2028	CAD	102,400,000	(165,033)	—	—	—	(165,033)
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/20/2028	GBP	251,100,000	(2,009,985)	—	—	—	(2,009,985)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/13/2028	NZD	3,100,000	(11,381)	—	—	—	(11,381)
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/20/2028	GBP	300,000	—	—	—	—	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	12/20/2028	SEK	9,000,000	(610)	—	—	—	(610)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
TONA	Fixed rate of 1.500%	Receives Annually, Pays Annually	JPMorgan	12/20/2028	JPY	630,000,000	(18,459)	—	—	—	(18,459)
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2028	USD	20,300,000	(86,455)	—	—	—	(86,455)
3-Month NZD Bank Bill	Fixed rate of 4.000%	Receives Quarterly, Pays Semi-Annually	JPMorgan	06/11/2031	NZD	200,000	449	—	—	449	—
6-Month AUD BBSW	Fixed rate of 5.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/12/2031	AUD	700,000	(3,882)	—	—	—	(3,882)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/18/2031	NOK	8,900,000	3,085	—	—	3,085	—
TONA	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	06/18/2031	JPY	75,600,000	(136)	—	—	—	(136)
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2031	GBP	1,700,000	(24,877)	—	—	—	(24,877)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/10/2031	NZD	5,900,000	14,476	—	—	14,476	—
6-Month AUD BBSW	Fixed rate of 5.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/11/2031	AUD	200,000	(1,386)	—	—	—	(1,386)
TONA	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	09/17/2031	JPY	127,900,000	35	—	—	35	—
TONA	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	09/17/2031	JPY	10,000,000	(111)	—	—	—	(111)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	09/17/2031	NOK	2,000,000	(396)	—	—	—	(396)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/17/2031	CHF	800,000	(2,915)	—	—	—	(2,915)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/17/2031	CAD	1,400,000	(4,469)	—	—	—	(4,469)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/17/2031	SEK	4,000,000	(6,773)	—	—	—	(6,773)
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/17/2031	EUR	3,100,000	(21,001)	—	—	—	(21,001)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/17/2031	USD	4,100,000	(22,282)	—	—	—	(22,282)
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/17/2031	GBP	8,200,000	(162,731)	—	—	—	(162,731)
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/10/2031	NZD	900,000	—	—	—	—	—
3-Month NZD Bank Bill	Fixed rate of 4.500%	Receives Quarterly, Pays Semi-Annually	JPMorgan	06/11/2036	NZD	11,800,000	(125,155)	—	—	—	(125,155)
6-Month AUD BBSW	Fixed rate of 5.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/12/2036	AUD	500,000	3,061	—	—	3,061	—
SONIA	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	06/18/2036	GBP	1,200,000	2,409	—	—	2,409	—
Fixed rate of 2.500%	TONA	Receives Annually, Pays Annually	JPMorgan	06/18/2036	JPY	30,000,000	1,371	—	—	1,371	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.500%	TONA	Receives Annually, Pays Annually	JPMorgan	06/18/2036	JPY	1,763,200,000	(23,207)	—	—	—	(23,207)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/18/2036	NOK	20,700,000	(29,332)	—	—	—	(29,332)
3-Month NZD Bank Bill	Fixed rate of 4.500%	Receives Quarterly, Pays Semi-Annually	JPMorgan	09/10/2036	NZD	3,400,000	(22,321)	—	—	—	(22,321)
Fixed rate of 5.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/11/2036	AUD	68,400,000	588,028	—	—	588,028	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/17/2036	GBP	51,800,000	1,201,614	—	—	1,201,614	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/17/2036	USD	53,800,000	243,933	—	—	243,933	—
Fixed rate of 3.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/17/2036	CAD	17,200,000	77,198	—	—	77,198	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/17/2036	CHF	16,900,000	71,675	—	—	71,675	—
Fixed rate of 2.500%	TONA	Receives Annually, Pays Annually	JPMorgan	09/17/2036	JPY	613,900,000	27,287	—	—	27,287	—
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives Semi-Annually, Pays Annually	JPMorgan	09/17/2036	NOK	27,400,000	(19,063)	—	—	—	(19,063)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	09/17/2036	SEK	41,000,000	(54,522)	—	—	—	(54,522)
Fixed rate of 2.500%	TONA	Receives Annually, Pays Annually	JPMorgan	09/17/2036	JPY	5,606,900,000	(54,701)	—	—	—	(54,701)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	09/17/2036	CHF	5,600,000	(92,843)	—	—	—	(92,843)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	09/17/2036	USD	47,800,000	(223,536)	—	—	—	(223,536)
6-Month EURIBOR	Fixed rate of 3.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/17/2036	EUR	27,900,000	(417,967)	—	—	—	(417,967)
Fixed rate of 2.500%	TONA	Receives Annually, Pays Annually	JPMorgan	12/17/2036	JPY	120,000,000	—	—	—	—	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	12/17/2036	USD	5,300,000	(68,747)	—	—	—	(68,747)
Fixed rate of 5.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/21/2056	GBP	600,000	24,519	—	—	24,519	—
Fixed rate of 5.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/20/2056	GBP	6,100,000	177,016	—	—	177,016	—
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	09/20/2056	EUR	2,000,000	20,881	—	—	20,881	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2056	USD	1,400,000	4,597	—	—	4,597	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2056	USD	2,300,000	(21,178)	—	—	—	(21,178)
Fixed rate of 4.076%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	01/06/2036	NZD	4,000,000	10,919	—	—	10,919	—
Fixed rate of 3.970%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	03/04/2036	NZD	38,000,000	(316,284)	—	—	—	(316,284)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.205%	3-Month NZD Bank Bill	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	04/07/2036	NZD	29,300,000	65,420	—	—	65,420	—
3-Month SEK STIBOR	Fixed rate of 3.040%	Receives Quarterly, Pays Annually	Morgan Stanley	04/07/2036	SEK	324,000,000	(598,682)	—	—	—	(598,682)
Total							(2,056,362)	—	—	3,844,687	(5,901,049)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.994	USD	1,000,000	(183,621)	416	—	(125,656)	—	(57,549)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	3,000,000	(422,978)	1,250	—	(439,298)	17,570	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	500,000	(70,496)	208	—	(86,798)	16,510	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	6.32	USD	500,000	(70,496)	208	—	(82,051)	11,763	—
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	489,524	(140,602)	204	—	(86,870)	—	(53,528)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	1,174,858	(337,445)	489	—	(244,289)	—	(92,667)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	86.916	USD	1,958,096	(562,408)	816	—	(276,752)	—	(284,840)
Total								(1,788,046)	3,591	—	(1,341,714)	45,843	(488,584)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in the total return of TAIEX Index June Futures	Decrease in the total return of TAIEX Index June Futures	At Termination	Goldman Sachs International	06/17/2026	TWD	72,504,000	189,708	—	—	—	189,708	—
Decrease in the total return of WIG 20 Index June Futures	Increase in the total return of WIG 20 Index June Futures	At Termination	Goldman Sachs International	06/19/2026	PLN	2,253,700	(24,568)	—	—	—	—	(24,568)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	06/17/2026	EUR	1,053,812	34,525	(2,786)	—	—	31,739	—
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	06/17/2026	EUR	680,655	22,299	(452)	—	—	21,847	—
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	06/17/2026	EUR	587,040	19,233	(391)	—	—	18,842	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	6,094,518	15,150	(385)	—	—	14,765	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	1,857,052	11,342	(43)	—	—	11,299	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	4,297,417	10,682	(174)	—	—	10,508	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	3,672,338	9,129	(150)	—	—	8,979	—
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.540%	Monthly	JPMorgan	06/17/2026	EUR	243,788	7,987	(162)	—	—	7,825	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	2,500,315	6,215	(102)	—	—	6,113	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	1,484,562	3,690	(60)	—	—	3,630	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	12,474,338	4,202	(1,308)	—	—	2,894	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/17/2026	ZAR	36,392,240	(944)	3,524	—	—	2,580	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	937,618	2,331	(40)	—	—	2,291	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	6,343,511	2,137	(689)	—	—	1,448	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	6,040,206	2,035	(591)	—	—	1,444	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	4,963,843	1,672	(508)	—	—	1,164	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	4,508,886	1,519	(489)	—	—	1,030	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	4,224,075	1,423	(413)	—	—	1,010	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	3,793,160	1,278	(412)	—	—	866	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	3,195,798	1,076	(335)	—	—	741	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	2,668,713	899	(289)	—	—	610	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	2,439,385	822	(265)	—	—	557	—
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.500%	Monthly	JPMorgan	06/17/2026	MXN	1,978,879	667	(207)	—	—	460	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/17/2026	ZAR	5,398,896	(140)	523	—	—	383	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.450%	Monthly	JPMorgan	06/17/2026	SEK	156,270	388	(9)	—	—	379	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/17/2026	ZAR	4,227,922	(110)	410	—	—	300	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/17/2026	ZAR	3,281,724	(85)	318	—	—	233	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/17/2026	ZAR	2,729,418	(71)	264	—	—	193	—
1-Month ZAR JIBAR	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	06/17/2026	ZAR	23,548	(1)	3	—	—	2	—
SORA plus 0.200%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/17/2026	SGD	137,630	(108)	—	—	—	—	(108)
SORA plus 0.200%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/17/2026	SGD	450,981	(1,318)	99	—	—	—	(1,219)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	06/17/2026	CHF	93,995	(1,251)	(22)	—	—	—	(1,273)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	06/17/2026	CHF	134,279	(1,787)	(32)	—	—	—	(1,819)
SORA plus 0.200%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/17/2026	SGD	940,442	(3,328)	49	—	—	—	(3,279)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/17/2026	BRL	1,228,518	(3,944)	(895)	—	—	—	(4,839)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	06/17/2026	CHF	407,313	(5,421)	(96)	—	—	—	(5,517)
SARON	Total return on MSCI Switzerland Net Return CFH Index	Monthly	JPMorgan	06/17/2026	CHF	416,265	(5,540)	(99)	—	—	—	(5,639)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.450%	Monthly	JPMorgan	06/17/2026	BRL	2,503,477	(5,539)	(811)	—	—	—	(6,350)
SORA plus 0.200%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	06/17/2026	SGD	2,745,103	(8,025)	799	—	—	—	(7,226)
1-Month AUD BBSW minus 0.050%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	06/17/2026	AUD	2,952,947	(53,251)	2,226	—	—	—	(51,025)
Increase in the total return of KOSPI 200 Index June Futures	Decrease in the total return of KOSPI 200 Index June Futures	At Termination	Morgan Stanley International	06/11/2026	KRW	10,125,000,000	2,589,350	—	—	—	2,589,350	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in the total return of Ibovespa Index June Futures	Decrease in the total return of Ibovespa Index June Futures	At Termination	Morgan Stanley International	06/17/2026	BRL	29,779,070	(467,847)	—	—	—	—	(467,847)
Decrease in the total return of Swiss Market Index June Futures	Increase in the total return of Swiss Market Index June Futures	At Termination	Morgan Stanley International	06/19/2026	CHF	9,495,500	(621,186)	—	—	—	—	(621,186)
Total							1,735,295	(4,000)	—	—	2,933,190	(1,201,895)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD Bank Bill	Bank Bill Rate	2.620%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.007%
6-Month AUD BBSW	Bank Bill Swap Rate	4.818%
6-Month EURIBOR	Euro Interbank Offered Rate	2.547%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.790%
ESTR	Euro Short Term Rate	1.933%
CORRA	Canadian Overnight Repo Rate Average	2.250%
Overnight BRL CDI	Interbank Certificate of Deposit	14.400%
SARON	Swiss Average Rate Overnight	(0.040)%
SOFR	Secured Overnight Financing Rate	3.620%
SONIA	Sterling Overnight Index Average	3.730%
SORA	Singapore Overnight Rate Average	0.756%
TONA	Tokyo Overnight Average Rate	0.727%
1-Month AUD BBSW	Bank Bill Swap Rate	4.298%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	6.867%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	1.914%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	6.746%
3-Month AUD BBSW	Bank Bill Swap Rate	4.456%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $74,147,031, which represents 14.70% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of May 31, 2026 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Notes to Consolidated Portfolio of Investments (continued)
(f)	Represents a security purchased on a when-issued basis.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $1,885,480, which represents 0.37% of total net assets.

(k)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(l)	Represents a security purchased on a forward commitment basis.
(m)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(o)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	243,165,326	548,474,370	(508,591,680)	(5,087)	283,042,929	(20,570)	10,907,868	283,156,192
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Currency Legend (continued)
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	14,165,136	1,000,000	15,165,136
Commercial Mortgage-Backed Securities - Agency	—	322,945	—	322,945
Commercial Mortgage-Backed Securities - Non-Agency	—	1,525,843	—	1,525,843
Residential Mortgage-Backed Securities - Agency	—	100,610,752	1,109,142	101,719,894
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Portfolio of Investments (continued)
May 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Residential Mortgage-Backed Securities - Non-Agency	—	56,937,299	1,271,807	58,209,106
Treasury Bills	—	77,191,513	—	77,191,513
Call Option Contracts Purchased	—	51,843	—	51,843
Put Option Contracts Purchased	—	698,797	—	698,797
Money Market Funds	283,042,929	—	—	283,042,929
Total Investments in Securities	283,042,929	251,504,128	3,380,949	537,928,006
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	19,776,605	—	19,776,605
Futures Contracts	17,943,038	—	—	17,943,038
Swap Contracts	—	6,823,720	—	6,823,720
Liability
Forward Foreign Currency Exchange Contracts	—	(20,611,527)	—	(20,611,527)
Futures Contracts	(18,511,727)	—	—	(18,511,727)
Put Option Contracts Written	—	(59,914)	—	(59,914)
Swap Contracts	—	(7,591,528)	—	(7,591,528)
Total	282,474,240	249,841,484	3,380,949	535,696,673
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Statement of Assets and Liabilities
May 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $261,391,176)	$254,134,437
Affiliated issuers (cost $283,063,859)	283,042,929
Option contracts purchased (cost $957,635)	750,640
Cash	1,965,865
Foreign currency (cost $3,977,726)	3,983,805
Cash collateral held at broker for:
Forward foreign currency exchange contracts	1,570,000
Swap contracts	1,060,000
TBA	294,050
Other(a)	6,206,000
Margin deposits on:
Futures contracts	31,289,636
Swap contracts	6,548,024
Unrealized appreciation on forward foreign currency exchange contracts	19,776,605
Unrealized appreciation on swap contracts	2,979,033
Receivable for:
Investments sold	1,074,769
Investments sold on a delayed delivery basis	1,969,184
Capital shares sold	49,623
Dividends	835,001
Interest	537,335
Variation margin for futures contracts	4,266,424
Variation margin for swap contracts	1,074,043
Expense reimbursement due from Investment Manager	1,843
Prepaid expenses	1,118
Deferred compensation of board members	105,660
Total assets	623,516,024
Liabilities
Option contracts written, at value (premiums received $44,000)	59,914
Unrealized depreciation on forward foreign currency exchange contracts	20,611,527
Unrealized depreciation on swap contracts	1,690,479
Upfront receipts on swap contracts	1,341,714
Cash collateral due to broker for:
Swap contracts	450,000
Payable for:
Investments purchased	441,071
Investments purchased on a delayed delivery basis	87,716,387
Capital shares redeemed	210,956
Variation margin for futures contracts	5,268,209
Variation margin for swap contracts	964,851
Management services fees	13,310
Distribution and/or service fees	88
Transfer agent fees	50,967
Compensation of board members	1,702
Other expenses	83,453
Deferred compensation of board members	152,767
Total liabilities	119,057,395
Net assets applicable to outstanding capital stock	$504,458,629
Represented by
Paid in capital	634,092,614
Total distributable earnings (loss)	(129,633,985)
Total - representing net assets applicable to outstanding capital stock	$504,458,629
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Statement of Assets and Liabilities (continued)
May 31, 2026
Class A
Net assets	$3,901,996
Shares outstanding	135,900
Net asset value per share	$28.71
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$30.46
Class C
Net assets	$2,223,007
Shares outstanding	81,278
Net asset value per share	$27.35
Institutional Class
Net assets	$498,333,626
Shares outstanding	17,113,352
Net asset value per share	$29.12

(a)	Includes collateral related to option contracts purchased, option contracts written, forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Statement of Operations
Year Ended May 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$10,907,868
Interest	9,855,141
Interfund lending	1,170
Total income	20,764,179
Expenses:
Management services fees	4,871,957
Distribution and/or service fees
Class A	8,833
Class C	25,860
Transfer agent fees
Class A	3,847
Class C	2,848
Institutional Class	545,939
Custodian fees	99,182
Printing and postage fees	48,169
Registration fees	80,002
Accounting services fees	54,733
Legal fees	25,654
Interest on collateral	118,658
Compensation of chief compliance officer	83
Compensation of board members	16,005
Deferred compensation of board members	14,695
Other	29,336
Total expenses	5,945,801
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(615,323)
Total net expenses	5,330,478
Net investment income	15,433,701
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,715,851
Investments — affiliated issuers	(20,570)
Foreign currency translations	1,292,015
Forward foreign currency exchange contracts	(6,984,362)
Futures contracts	23,680,889
Option contracts purchased	(1,754,737)
Option contracts written	661,664
Swap contracts	7,106,489
Net realized gain	26,697,239
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,779,284
Investments — affiliated issuers	(5,087)
Foreign currency translations	(214,227)
Forward foreign currency exchange contracts	3,250,387
Futures contracts	1,492,892
Option contracts purchased	448,362
Option contracts written	(226,858)
Swap contracts	(3,840,396)
Net change in unrealized appreciation (depreciation)	3,684,357
Net realized and unrealized gain	30,381,596
Net increase in net assets resulting from operations	$45,815,297
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Statement of Changes in Net Assets

	Year Ended May 31, 2026	Year Ended May 31, 2025
Operations
Net investment income	$15,433,701	$19,797,313
Net realized gain (loss)	26,697,239	(6,009,051)
Net change in unrealized appreciation (depreciation)	3,684,357	9,169,978
Net increase in net assets resulting from operations	45,815,297	22,958,240
Distributions to shareholders
Net investment income and net realized gains
Class A	(243,857)	(244,352)
Class C	(144,155)	(365,164)
Institutional Class	(36,574,237)	(39,566,615)
Total distributions to shareholders	(36,962,249)	(40,176,131)
Increase (decrease) in net assets from capital stock activity	4,427,143	(31,065,258)
Total increase (decrease) in net assets	13,280,191	(48,283,149)
Net assets at beginning of year	491,178,438	539,461,587
Net assets at end of year	$504,458,629	$491,178,438
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2026		May 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	41,353	1,201,069	4,328	123,629
Distributions reinvested	8,998	243,857	8,872	243,790
Shares redeemed	(25,967)	(755,709)	(100,396)	(2,952,359)
Net increase (decrease)	24,384	689,217	(87,196)	(2,584,940)
Advisor Class
Shares sold	—	—	3,367	100,509
Shares redeemed	—	—	(43,597)	(1,308,610)
Net decrease	—	—	(40,230)	(1,208,101)
Class C
Shares sold	12,363	343,370	7,024	195,244
Distributions reinvested	5,566	144,155	13,844	364,657
Shares redeemed	(114,408)	(3,123,200)	(24,030)	(643,830)
Net decrease	(96,479)	(2,635,675)	(3,162)	(83,929)
Institutional Class
Shares sold	10,940,349	315,770,573	2,605,586	76,136,252
Distributions reinvested	1,331,744	36,569,679	1,422,541	39,560,879
Shares redeemed	(12,018,242)	(345,966,651)	(4,928,688)	(142,885,419)
Net increase (decrease)	253,851	6,373,601	(900,561)	(27,188,288)
Total net increase (decrease)	181,756	4,427,143	(1,031,149)	(31,065,258)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 5/31/2026	$28.29	0.80	1.68	2.48	(2.06)	(2.06)
Year Ended 5/31/2025	$29.34	1.04	0.16	1.20	(2.25)	(2.25)
Year Ended 5/31/2024	$27.46	1.25	1.45	2.70	(0.82)	(0.82)
Year Ended 5/31/2023	$28.00	0.98	(1.36)	(0.38)	(0.16)	(0.16)
Year Ended 5/31/2022	$29.65	0.47	(1.52)	(1.05)	(0.60)	(0.60)
Class C
Year Ended 5/31/2026	$27.03	0.57	1.60	2.17	(1.85)	(1.85)
Year Ended 5/31/2025	$28.11	0.77	0.17	0.94	(2.02)	(2.02)
Year Ended 5/31/2024	$26.42	0.99	1.40	2.39	(0.70)	(0.70)
Year Ended 5/31/2023	$26.99	0.50	(1.07)	(0.57)	—	—
Year Ended 5/31/2022	$28.59	6.57	(7.80)	(1.23)	(0.37)	(0.37)
Institutional Class
Year Ended 5/31/2026	$28.66	0.88	1.72	2.60	(2.14)	(2.14)
Year Ended 5/31/2025	$29.69	1.11	0.18	1.29	(2.32)	(2.32)
Year Ended 5/31/2024	$27.75	1.34	1.46	2.80	(0.86)	(0.86)
Year Ended 5/31/2023	$28.30	0.93	(1.25)	(0.32)	(0.23)	(0.23)
Year Ended 5/31/2022	$29.97	0.34	(1.34)	(1.00)	(0.67)	(0.67)

Notes to Consolidated Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2026	5/31/2025	5/31/2024	5/31/2023	5/31/2022
Class A	0.02%	0.08%	0.07%	0.05%	0.04%
Class C	0.02%	0.07%	0.07%	0.04%	0.04%
Institutional Class	0.02%	0.07%	0.07%	0.04%	0.04%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Columbia Multi Strategy Alternatives Fund  | 2026

Consolidated Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2026	$28.71	9.22%	1.42% (c)	1.29% (c)	2.80%	738%	$3,902
Year Ended 5/31/2025	$28.29	4.30%	1.48% (c)	1.34% (c)	3.59%	715%	$3,155
Year Ended 5/31/2024	$29.34	10.01%	1.49% (c)	1.33% (c),(d)	4.39%	718%	$5,829
Year Ended 5/31/2023	$27.46	(1.38% )	1.46% (c)	1.32% (c),(d)	3.54%	660%	$4,980
Year Ended 5/31/2022	$28.00	(3.54% )	1.42% (c)	1.30% (c),(d)	1.62%	352%	$2,138
Class C
Year Ended 5/31/2026	$27.35	8.40%	2.16% (c)	2.04% (c)	2.08%	738%	$2,223
Year Ended 5/31/2025	$27.03	3.55%	2.22% (c)	2.08% (c)	2.82%	715%	$4,804
Year Ended 5/31/2024	$28.11	9.18%	2.23% (c)	2.08% (c),(d)	3.65%	718%	$5,085
Year Ended 5/31/2023	$26.42	(2.11% )	2.19% (c)	2.06% (c),(d)	1.84%	660%	$6,191
Year Ended 5/31/2022	$26.99	(4.29% )	2.17% (c)	2.06% (c),(d)	24.79%	352%	$12,869
Institutional Class
Year Ended 5/31/2026	$29.12	9.51%	1.16% (c)	1.04% (c)	3.05%	738%	$498,334
Year Ended 5/31/2025	$28.66	4.58%	1.22% (c)	1.08% (c)	3.82%	715%	$483,220
Year Ended 5/31/2024	$29.69	10.29%	1.23% (c)	1.08% (c),(d)	4.66%	718%	$527,349
Year Ended 5/31/2023	$27.75	(1.15% )	1.20% (c)	1.06% (c),(d)	3.29%	660%	$725,845
Year Ended 5/31/2022	$28.30	(3.32% )	1.17% (c)	1.05% (c),(d)	1.15%	352%	$790,615
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements
May 31, 2026
Note 1. Organization
Columbia Multi Strategy Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CMSAF1 Offshore Fund, Ltd., CMSAF2 Offshore Fund, Ltd. and CMSAF3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of each Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At May 31, 2026, the Subsidiary financial statement information is as follows:
	CMSAF1 Offshore Fund, Ltd.	CMSAF2 Offshore Fund, Ltd.	CMSAF3 Offshore Fund, Ltd.
% of consolidated fund net assets	2.34%	5.65%	1.44%
Net assets	$11,791,200	$28,519,764	$7,245,943
Net investment income (loss)	187,873	1,039,508	343,662
Net realized gain (loss)	9,466,705	4,376,369	2,756,042
Net change in unrealized appreciation (depreciation)	3,198,954	(356,069)	(642,734)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Consolidated Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Consolidated Statement of Assets and Liabilities. Gain or loss is recognized in the Consolidated Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Consolidated Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Total return swap contracts
The Fund entered into total return swap contracts to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without owning the underlying position. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. Total return swap contracts are subject to the risk that the counterparty may not fulfill its obligations under the contract. This risk is offset by the daily exchange of variation margin with the swap counterparty.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2026:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	45,843 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,777,869 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,933,190 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	19,776,605
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,829,105 *
Interest rate risk	Investments, at value — Option contracts purchased	750,640
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,844,687 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,336,064 *
Total		45,294,003

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	488,584 *
Credit risk	Upfront receipts on swap contracts	1,341,714
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,573,716 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,201,895 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	20,611,527
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,237,303 *
Interest rate risk	Option contracts written, at value	59,914
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,901,049 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,700,708 *
Total		48,116,410

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the year ended May 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	16,673,446	—	—	—	16,673,446
Credit risk	—	—	—	—	216,979	216,979
Equity risk	—	6,926,361	—	—	10,677,507	17,603,868
Foreign exchange risk	(6,984,362)	—	—	—	—	(6,984,362)
Interest rate risk	—	81,082	(1,754,737)	661,664	(3,787,997)	(4,799,988)
Total	(6,984,362)	23,680,889	(1,754,737)	661,664	7,106,489	22,709,943

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	2,200,420	—	—	—	2,200,420
Credit risk	—	—	—	—	(420,424)	(420,424)
Equity risk	—	(509,992)	—	—	1,496,969	986,977
Foreign exchange risk	3,250,387	—	—	—	—	3,250,387
Interest rate risk	—	(197,536)	448,362	(226,858)	(4,916,941)	(4,892,973)
Total	3,250,387	1,492,892	448,362	(226,858)	(3,840,396)	1,124,387
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	722,886,431
Futures contracts — short	809,410,442
Credit default swap contracts — sell protection	8,692,295

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Derivative instrument	Average value ($)
Option contracts purchased	1,062,395
Option contracts written	(31,801)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	16,198,000	(17,356,254)
Interest rate swap contracts	3,304,523	(3,601,111)
Total return swap contracts	1,801,242	(592,692)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of May 31, 2026:
	Barclays ($)	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($) (a)	Goldman Sachs International ($) (a)	HSBC ($)	JPMorgan ($) (a)	JPMorgan ($) (a)	JPMorgan ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Morgan Stanley International ($) (a)	Morgan Stanley International ($) (a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	739,652	-	-	334,391	-	-	-	-	-	1,074,043
Forward foreign currency exchange contracts	208,783	7,261,413	-	-	75,383	182,477	7,265,252	78,977	-	-	4,684,651	-	-	-	-	-	19,669	19,776,605
Call option contracts purchased	-	-	46,967	-	-	-	-	-	-	4,876	-	-	-	-	-	-	-	51,843
Put option contracts purchased	-	-	-	-	-	-	-	-	-	698,797	-	-	-	-	-	-	-	698,797
OTC credit default swap contracts (c)	-	-	-	-	45,843	-	-	-	-	-	-	-	-	-	-	-	-	45,843
OTC total return swap contracts (c)	-	-	-	189,708	-	-	154,132	-	-	-	-	-	397,660	2,191,690	-	-	-	2,933,190
Total assets	208,783	7,261,413	46,967	189,708	121,226	182,477	7,419,384	78,977	739,652	703,673	4,684,651	334,391	397,660	2,191,690	-	-	19,669	24,580,321
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	-	940,379	-	-	24,472	-	-	-	-	-	964,851
Forward foreign currency exchange contracts	98,443	7,828,650	13,622	-	-	61,798	7,832,303	421,812	-	141,052	4,094,335	-	-	-	11,719	107,793	-	20,611,527
Put option contracts written	-	-	59,914	-	-	-	-	-	-	-	-	-	-	-	-	-	-	59,914
OTC credit default swap contracts (c)	-	-	-	-	791,352	-	-	-	-	1,038,946	-	-	-	-	-	-	-	1,830,298
OTC total return swap contracts (c)	-	-	-	24,568	-	-	88,294	-	-	-	-	-	21,576	1,067,457	-	-	-	1,201,895
Total liabilities	98,443	7,828,650	73,536	24,568	791,352	61,798	7,920,597	421,812	940,379	1,179,998	4,094,335	24,472	21,576	1,067,457	11,719	107,793	-	24,668,485
Total financial and derivative net assets	110,340	(567,237)	(26,569)	165,140	(670,126)	120,679	(501,213)	(342,835)	(200,727)	(476,325)	590,316	309,919	376,084	1,124,233	(11,719)	(107,793)	19,669	(88,164)
Total collateral received (pledged) (d)	-	(567,237)	-	130,000	(670,126)	-	(501,213)	-	(200,727)	(266,000)	-	-	320,000	-	-	-	-	(1,755,303)
Net amount (e)	110,340	-	(26,569)	35,140	-	120,679	-	(342,835)	-	(210,325)	590,316	309,919	56,084	1,124,233	(11,719)	(107,793)	19,669	1,667,139

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Consolidated Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.96% to 0.93% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2026 was 0.96% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AQR Capital Management, LLC and PGIM Quantitative Solutions LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended May 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the year ended May 31, 2026, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	35
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through September 30, 2026 (%)
Class A	1.27
Class C	2.02
Institutional Class	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2026, these differences were primarily due to differing treatment for foreign currency transactions, derivative investments, swap investments, tax straddles, investments in partnerships and/or grantor trusts, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, non-deductible expenses and investments in commodity subsidiaries. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(9,295,887)	5,666,353	3,629,534
Net investment income (loss) and net realized gains (losses), as disclosed in the Consolidated Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2026			Year Ended May 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
36,962,249	—	36,962,249	40,176,131	—	40,176,131
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
At May 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
13,515,224	—	(63,705,798)	(68,783,036)
At May 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
614,342,061	—	(68,783,036)	(68,783,036)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(26,437,353)	(37,268,445)	(63,705,798)	16,006,798
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,536,996,997 and $1,627,368,189, respectively, for the year ended May 31, 2026, of which $1,481,127,971 and $1,564,367,058, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,357,143	4.50	7
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Multi Strategy Alternatives Fund  | 2026

Notes to Consolidated Financial Statements (continued)
May 31, 2026
Shareholder concentration risk
At May 31, 2026, affiliated shareholders of record owned 81.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Multi Strategy Alternatives Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Multi Strategy Alternatives Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Columbia Multi Strategy Alternatives Fund and its subsidiaries (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2026, the related consolidated statement of operations for the year ended May 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Multi Strategy Alternatives Fund | 2026

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Columbia Multi Strategy Alternatives Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN259_(07/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	July 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	July 23, 2026